UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 02/29/2016

Item  1 – Report to Stockholders

FEBRUARY 29, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Core Bond Trust (BHK)

BlackRock Corporate High Yield Fund, Inc. (HYT)

BlackRock Income Trust, Inc. (BKT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating the curtailment of the Federal Reserve’s near-zero interest rate policy, which ultimately came in December. In contrast, the European Central Bank and the Bank of Japan took measures to stimulate growth. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Global market volatility increased in the latter part of 2015 and continued into early 2016. Oil prices collapsed in mid-2015 due to excess supply, and remained precarious while the world’s largest oil producers sought to negotiate a deal. Developing countries, many of which rely heavily on oil exports to sustain their economies, were particularly affected by falling oil prices. Meanwhile, China, one of the world’s largest oil consumers, exhibited further signs of slowing economic growth. This, combined with a depreciating yuan and declining confidence in the country’s policymakers, stoked worries about the potential impact of China’s weakness on the broader global economy.

Toward the end of the period, volatility abated as investors were relieved to find that conditions were not as bad as previously feared. While the recent selloff in risk assets has resulted in more reasonable valuations and some appealing entry points, investors continue to face mixed economic data and uncertainty relating to oil prices, corporate earnings and an unusual U.S. presidential election season.

For the 12-month period, higher quality assets such as U.S. Treasuries, municipal bonds and investment grade corporate bonds generated positive returns, while risk assets such as equities and high yield bonds broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(0.92)%	(6.19)%
U.S. small cap equities (Russell 2000® Index)	(10.16)	(14.97)
International equities (MSCI Europe, Australasia, Far East Index)	(9.48)	(15.18)
Emerging market equities (MSCI Emerging Markets Index)	(8.85)	(23.41)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.06	0.08
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	4.11
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.20	1.50
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.56	3.78
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(5.57)	(8.26)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of February 29, 2016	BlackRock Core Bond Trust

Trust Overview

BlackRock Core Bond Trust’s (BHK) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing at least 75% of its assets in bonds that are investment grade quality at the time of investment. The Trust’s investments will include a broad range of bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BHK
Initial Offering Date	November 27, 2001
Current Distribution Rate on Closing Market Price as of February 29, 2016 ($12.96)[1]	6.57%
Current Monthly Distribution per Common Share[2]	$0.071
Current Annualized Distribution per Common Share[2]	$0.852
Economic Leverage as of February 29, 2016[3]	27%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BHK[1,2]	6.09%	0.86%
Lipper Corporate BBB-Rated Debt Funds (Leveraged)[3]	1.21%	(1.42)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The main contributor to the Trust’s absolute performance was its allocation to U.S. Treasuries. An allocation to global sovereign/supranational/agency issues and investment grade corporate securities also contributed to performance.

•

The largest detractor from performance was the Trust’s allocation to asset-backed securities (“ABS”). Allocations to U.S. high yield corporate and commercial mortgage-backed securities (“CMBS”) also detracted from results.

•

The use of swaps on U.S. Treasuries as a hedge of portfolio duration and risk management detracted from performance during the reporting period. The use of U.S. Treasury futures contributed to performance as interest rates drifted lower in the United States during the reporting period due to higher market volatility and a general risk-off environment.

Describe recent portfolio activity.

•

During the six-month period, the Trust maintained a low level of risk on expectations of increased volatility. This was in light of a high level of market volatility following the depreciation of the Chinese yuan by the People’s Bank of China in August 2015 and concerns over slowing global economic growth. At the beginning of the reporting period, the Trust maintained a consistent allocation, favoring agency mortgage backed securities (“MBS”), high yield corporates and structured products (ABS and CMBS). However, volatility increased near year-end 2015 in the wake of the first U.S. Federal Reserve interest rate hike in nine years and another depreciation of the yuan. As a result, the Trust’s risk level was further reduced by decreasing exposure to structured products, corporate credit and sovereign securities in favor of U.S. Treasuries.

Describe portfolio positioning at period end.

•

At period end, the Trust maintained diversified exposure to non-government spread sectors, including investment grade credit, high yield credit, CMBS, ABS and non-agency residential MBS. The Trust also held exposure to government-related sectors such as U.S. Treasury securities, agency debt and agency MBS. The Trust ended the period with a long duration profile.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Core Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$12.96	$12.63	2.61%	$13.13	$12.34
Net Asset Value	$13.94	$14.29	(2.45)%	$14.39	$13.74

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	2/29/16	8/31/15
Corporate Bonds	47%	49%
Non-Agency Mortgage-Backed Securities	12	12
U.S. Treasury Obligations	11	6
Asset-Backed Securities	9	11
Preferred Securities	9	10
U.S. Government Sponsored Agency Securities	7	8
Municipal Bonds	2	2
Foreign Agency Obligations	2	2
Short-Term Securities	1	1
Floating Rate Loan Interests	1	—
Options Written	(1)	(1)
Other[1]	—	—

[1]	Representing less than 1% of the Trust’s total investments and may include Common Stocks and Options Purchased.

Credit Quality Allocation[2,3]	2/29/16	8/31/15
AAA/Aaa[4]	22%	18%
AA/Aa	7	7
A	18	18
BBB/Baa	30	33
BB/Ba	11	13
B	7	7
CCC/Caa	1	1
N/R	4	3

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]	Excludes Short-Term Securities, Options Purchased and Options Written.

[4]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	5

Trust Summary as of February 29, 2016	BlackRock Corporate High Yield Fund, Inc.

Trust Overview

BlackRock Corporate High Yield Fund, Inc.’s (HYT) (the “Trust”) primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing primarily in a diversified portfolio of fixed income securities which are rated below investment grade or, if unrated, are considered by the Investment Advisor to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Trust Information
Symbol on NYSE	HYT
Initial Offering Date	May 30, 2003
Current Distribution Rate on Closing Market Price as of February 29, 2016 ($9.77)[1]	8.60%
Current Monthly Distribution per Common Share[2]	$0.07
Current Annualized Distribution per Common Share[2]	$0.84
Economic Leverage as of February 29, 2016[3]	27%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents bank borrowings as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
HYT[1,2]	3.77%	(6.75)%
Lipper High Yield Funds (Leveraged)[3]	(3.57)%	(8.51)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

Credit markets were in negative territory for the six months ended February 29, 2016, driven in large part by a continued decline in commodity prices. Following a brief recovery entering the period, energy prices were the hardest hit as crude oil slid to below $30 a barrel. The Trust’s moderate exposure to the energy sector was the most notable detractor from returns. Holdings within the banking and transportation services industries were also significant contributors to the Trust’s negative return. Positions in floating rate loan interests (bank loans) and convertible bonds hurt performance as well.

•	The Trust’s exposure to issues in the health care, gaming and wirelines segments aided performance, as did holdings of preferred securities.
•

A derivative strategy commonly used by the Trust is to assume short positions in equity futures in order to reduce overall risk in the portfolio and manage the volatility of its equity holdings. This strategy added to returns as equities in aggregate declined modestly over the six months.

Describe recent portfolio activity.

•

The Trust began the period somewhat conservatively positioned and continued to reduce risk as volatility increased. In this vein, the Trust increased its net equity short position. The Trust also continued to trim exposure to energy-related issues, selling down positions across independent energy, midstream, and oil field services companies. Finally, the Trust maintained meaningful exposure to bank loans, which are higher in an issuer’s capital structure and generally less volatile than high yield bonds. The Trust added to names in the technology and packaging industries over the period.

Describe portfolio positioning at period end.

•

At period end, the Trust held the majority of its total portfolio in corporate bonds, with the next most significant allocation in floating rate loan interests (bank loans). Within high yield corporates, the Trust had modest exposure to BB-rated bonds and a meaningful allocation to high conviction CCC-rated issues. The largest individual positions included Ally Financial (banking), First Data Corp. (technology) and Altice NV (cable & satellite). The Trust also maintained exposure to equity and equity-like assets in seeking to improve the overall risk/reward profile of the portfolio, while managing equity risk. Overall, the Trust was positioned with a moderate risk profile on the view that commodity weakness and broader macroeconomic uncertainty could drive further volatility in credit markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Corporate High Yield Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$9.77	$9.97	(2.01)%	$10.45	$9.13
Net Asset Value	$10.62	$12.06	(11.94)%	$12.06	$10.13

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	2/29/16	8/31/15
Corporate Bonds	77%	79%
Floating Rate Loan Interests	10	9
Preferred Securities	6	5
Common Stocks	4	5
Asset-Backed Securities	2	2
Investment Companies	1	—
Other[1]	—	—

[1]	Representing less than 1% of the Trust’s total investments and may include Non-Agency Mortgage-Backed Securities, Warrants, Other Interests, Short-Term Securities and Options Purchased.

Credit Quality Allocation[2]	2/29/16	8/31/15
A	1%	1%
BBB/Baa	7	6
BB/Ba	38	37
B	38	40
CCC/Caa	7	8
N/R	9	8

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	7

Trust Summary as of February 29, 2016	BlackRock Income Trust, Inc.

Trust Overview

BlackRock Income Trust, Inc.’s (BKT) (the “Trust”) investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Trust seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Trust invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P or Aaa by Moody’s. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information
Symbol on NYSE	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of February 29, 2016 ($6.54)[1]	5.69%
Current Monthly Distribution per Common Share[2]	$0.031
Current Annualized Distribution per Common Share[2]	$0.372
Economic Leverage as of February 29, 2016[3]	26%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]

The monthly distribution per Common Share, declared on March 1, 2016, was decreased to $0.0265 per share. The current distribution rate on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[3]

Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BKT[1,2]	6.84%	2.20%
Lipper US Mortgage Funds[3]	4.18%	(0.94)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The largest positive contributor to performance was the Trust’s allocation in well-structured agency collateralized mortgage obligations (“CMOs”) that offered call protection and seasoned collateral with favorable risk/reward characteristics and attractive income.

•	The Trust’s duration positioning and swap strategies, as well as its allocations to 15- and 30-year pass-throughs, detracted from performance.

•	The Trust may use derivatives including futures, options, swaps and swaptions, mainly for the purpose of managing duration, convexity

(the rate at which duration changes in response to interest rate movements) and yield curve positioning. During the period, the Trust primarily used financial futures contracts that did not have a significant impact on performance.

Describe recent portfolio activity.

•

During the six-month period, the Trust marginally decreased long exposure to agency CMOs, non-agency adjustable rate mortgages and CMOs, and increased its short exposure to 15- and 30-year pass-through mortgage-backed securities (“MBS”). In addition, the Trust marginally increased its long exposure to U.S. Treasuries, as well as commercial mortgage-backed securities (“CMBS”).

Describe portfolio positioning at period end.

•

As of period end, the Trust continued to be overweight in agency CMOs. In addition, the Trust continued to maintain allocations to 30-year MBS and some 15-year MBS with higher coupons. The Trust had a reduced allocation to non-agency MBS and slightly increased exposure to CMBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Income Trust, Inc.

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$6.54	$6.30	3.81%	$6.60	$6.26
Net Asset Value	$7.03	$7.08	(0.71)%	$7.10	$6.92

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	2/29/16	8/31/15
U.S. Government Sponsored Agency Securities	97%	98%
U.S. Treasury Obligations	4	2
Non-Agency Mortgage-Backed Securities	1	1
Short-Term Securities	1	4
Asset-Backed Securities[1]	—	—
Borrowed Bonds[1]	—	—
TBA Sale Commitments	(3)	(5)

[1]	Representing less than 1% of the Trust’s total investments.

Credit Quality Allocation[2,3]	2/29/16	8/31/15
AAA/Aaa[4]	97%	100%
AA	1	—
BBB	1	—
NR	1	—

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[3]	Excludes Money Market Funds.

[4]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	9

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trusts’ intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of Trusts’ shares than if the Trusts were not leveraged. In addition, the Trusts may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit the Trusts’ ability to invest in certain types of securities or use certain types of hedging strategies. The Trusts incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment advisor will be higher than if the Trusts did not use leverage.

Each Trust may utilize leverage through a credit facility, reverse repurchase agreements or treasury dollar roll transactions as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue debt up to 33  1/3% of their total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having values not less than the value of a Trust’s obligations under the reverse repurchase agreement (including accrued interest) or the treasury roll transaction, then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Asset-Backed Securities — 12.3%
ALM VI Ltd., Series 2012-6A, Class B2R, 3.42%, 7/15/26 (a)(b)	USD	1,000	$943,500
AMMC CLO IX Ltd., Series 2011-9A, Class D, 5.12%, 1/15/22 (a)(b)		2,000	1,939,942
Apidos CDO, Series 2012-9AR, Class DR, 4.52%, 7/15/23 (a)(b)		1,400	1,298,360
Apidos CDO XI, Series 2012-11A, Class D, 4.87%, 1/17/23 (a)(b)		1,200	1,047,600
Apidos CLO XIX, Series 2014-19A, Class D, 4.37%, 10/17/26 (a)(b)		1,000	878,860
Ares CLO Ltd., Series 2014-32A, Class C, 4.82%, 11/15/25 (a)(b)		1,250	1,063,482
Ares XXIII CLO Ltd., Series 2012-1AR (a)(b):
Class CR, 3.82%, 4/19/23		4,000	3,944,608
Class DR, 4.77%, 4/19/23		3,000	2,807,333
Atrium CDO Corp., Series 9A, Class D, 4.14%, 2/28/24 (a)(b)		1,500	1,281,117
Babson CLO Ltd. (b):
Series 2012-1X, Class B, 3.12%, 4/15/22		1,000	968,111
Series 2014-3A, Class D1, 4.12%, 1/15/26 (a)		1,500	1,237,500
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.52%, 10/17/26 (a)(b)		2,000	1,602,664
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.87%, 1/20/26 (a)(b)		1,000	796,241
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.57%, 11/23/25 (a)(b)		3,000	2,613,692
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,354,857
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.46%, 8/14/24		1,500	1,384,778
Series 2013-IA, Class B, 3.44%, 4/16/25		1,000	940,995
Series 2014-4A, Class D, 4.02%, 10/17/26		2,000	1,618,292
Series 2015-1A, Class C, 3.62%, 1/22/27		1,000	945,807
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.59%, 1/25/37 (b)		615	585,779
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		3,940	3,851,845
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.42%, 10/15/26 (a)(b)		1,000	942,446
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		490	493,939
Class C, 2.86%, 1/15/19		210	211,903
Class D, 3.50%, 1/15/19		400	405,543
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 3.22%, 4/15/25 (a)(b)		1,000	943,882
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.12%, 10/29/26 (a)(b)		1,000	872,700
Highbridge Loan Management Ltd., Series 5A-2015, Class C1, 3.82%, 1/29/26 (a)(b)		4,000	3,880,000

Asset-Backed Securities	Par (000)		Value

Asset-Backed Securities (continued)
Limerock CLO III LLC, Series 2014-3A, Class C, 4.22%, 10/20/26 (a)(b)	USD	3,750	$3,076,297
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.47%, 8/15/22 (a)(b)		1,200	1,111,876
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.87%, 1/27/26 (a)(b)		1,800	1,731,959
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.73%, 8/23/27 (b)		1,050	1,020,501
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.37%, 11/14/25 (b)		2,250	1,817,276
Oaktree EIF II Ltd., Class C (b):
Series 2014-A2, 3.82%, 11/15/25		2,250	2,090,794
Series 2015-B1A, 3.72%, 2/15/26 (a)		1,000	899,645
Octagon Investment Partners XX Ltd., Series 2014-1A (a)(b):
Class C, 3.42%, 8/12/26		750	697,525
Class D, 4.27%, 8/12/26		1,000	870,790
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.27%, 11/14/26 (a)(b)		2,000	1,646,190
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.87%, 11/25/25 (b)		2,000	1,906,360
OneMain Financial Issuance Trust (a):
Series 2015-1A, Class D, 6.63%, 3/18/26		1,075	1,079,418
Series 2015-2A, Class C, 4.32%, 7/18/25		5,000	4,860,750
Series 2015-2A, Class D, 5.64%, 7/18/25		2,500	2,434,900
OZLM Funding III Ltd., Series 2013-3A (a)(b):
Class B, 3.72%, 1/22/25		1,500	1,433,762
Class C, 4.52%, 1/22/25		500	433,021
OZLM VII Ltd., Series 2014-7A, Class C, 4.22%, 7/17/26 (a)(b)		470	384,913
OZLM VIII Ltd., Series 2014-8A, Class C, 4.12%, 10/17/26 (a)(b)		1,750	1,425,174
Regatta V Funding Ltd., Series 2014-1A, Class C, 4.07%, 10/25/26 (a)(b)		2,000	1,594,710
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.83%, 6/15/21 (b)		98	97,277
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.84%, 8/15/25 (a)(b)		158	158,035
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.92%, 1/25/18 (b)		5	5,312
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		690	708,470
Series 2014-A, Class B, 3.50%, 11/15/44 (a)		500	490,842
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		18	17,951
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (a)		5,900	5,762,658

Portfolio Abbreviations

ADS	American Depositary Shares	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	OTC	Over-the-Counter
CAD	Canadian Dollar	GO	General Obligation Bonds	PIK	Payment-In-Kind
CHF	Swiss Franc	ISDA	International Swaps and Derivatives Association, Inc.	RB	Revenue Bonds
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SEK	Swedish Krona
CMO	Collateralized Mortgage Obligation	LIBOR	London Interbank Offered Rate	SGD	Singapore Dollar
CR	Custodian Receipt	MBS	Mortgage-Backed Security	SPDR	Standard & Poor’s Depository Receipts
DIP	Debtor-In-Possession	MSCI	Morgan Stanley Capital International	USD	U.S. Dollar
ETF	Exchange-Traded Fund	NOK	Norwegian Krone

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Asset-Backed Securities	Par (000)		Value

Asset-Backed Securities (continued)
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.22%, 1/23/27 (a)(b)	USD	1,250	$996,203
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.82%, 8/21/26 (a)(b)		2,500	2,457,513
Stewart Park CLO Ltd., Series 2015-1A, Class D, 4.07%, 4/15/26 (a)(b)		1,000	895,300
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		842	838,581
Symphony CLO Ltd., Series 2012-10AR, Class DR, 4.17%, 7/23/23 (a)(b)		1,000	921,282
Symphony CLO VII Ltd., Series 2011-7A, Class E, 4.22%, 7/28/21 (a)(b)		1,500	1,388,741
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.92%, 1/15/27 (a)(b)		555	548,675
Voya CLO Ltd. (a)(b):
Series 2012-2AR, Class CR, 3.57%, 10/15/22		1,500	1,462,725
Series 2014-3A, Class C, 4.22%, 7/25/26		1,250	1,051,969
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		2,360	2,429,798

			92,602,969
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		3,638	258,097
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29		8,267	568,372

			826,469
Total Asset-Backed Securities — 12.4%			93,429,438

Corporate Bonds
Aerospace — 0.0%
Frontier Communications Corp., 7.13%, 3/15/19		115	115,575
Aerospace & Defense — 0.5%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (a)		220	157,850
Bombardier, Inc., 5.50%, 9/15/18 (a)		117	105,300
Moog, Inc., 5.25%, 12/01/22 (a)		180	176,400
TransDigm, Inc.:
7.50%, 7/15/21		175	179,813
6.00%, 7/15/22		1,079	1,052,025
6.50%, 7/15/24		363	353,925
United Technologies Corp., 6.13%, 7/15/38 (c)		1,450	1,804,020

			3,829,333
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 6/15/22 (a)		185	175,056
Airlines — 2.4%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 9/15/24 (a)		2,000	1,865,000
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24 (c)		3,958	4,170,721
Series 2013-2, Class B, 5.60%, 7/15/20 (a)		868	872,709
Series 2015-2, Class A, 4.00%, 9/22/27		1,500	1,498,125
Series 2015-2, Class AA, 3.60%, 9/22/27		1,500	1,518,750
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		570	588,436
Series 2012-3, Class C, 6.13%, 4/29/18		1,000	1,032,500
United Airlines Pass-Through Trust:
4.30%, 2/15/27		3,708	3,782,453
Series 2014-2, Class B, 4.63%, 3/03/24		2,750	2,763,750

			18,092,444

Corporate Bonds	Par (000)		Value

Auto Components — 0.3%
Goodyear Tire & Rubber Co., 6.50%, 3/01/21	USD	650	$684,534
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		530	491,575
Schaeffler Holding Finance BV, (6.75% Cash), 6.75%, 11/15/22 (a)(d)		950	1,007,000

			2,183,109
Automobiles — 0.8%
Ford Motor Co., 4.75%, 1/15/43 (c)		4,255	3,906,294
General Motors Co., 6.25%, 10/02/43		2,506	2,451,896

			6,358,190
Banks — 2.8%
Barclays PLC, 3.65%, 3/16/25		4,320	3,969,445
CIT Group, Inc.:
5.50%, 2/15/19 (a)		3,786	3,918,510
5.38%, 5/15/20		3,300	3,407,250
HSBC Holdings PLC, 6.10%, 1/14/42		610	753,921
Rabobank Nederland (c):
3.88%, 2/08/22		2,780	2,928,722
3.95%, 11/09/22		1,500	1,493,358
Santander Holdings USA, Inc., 4.50%, 7/17/25		2,000	1,991,346
Wells Fargo & Co., 3.50%, 3/08/22 (c)		2,780	2,917,724

			21,380,276
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46		1,320	1,414,504
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (a)		97	99,910
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		380	386,175
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		520	478,400
Masonite International Corp., 5.63%, 3/15/23 (a)		200	207,000
Standard Industries, Inc. (a):
5.13%, 2/15/21		94	95,880
5.50%, 2/15/23		153	154,912
USG Corp., 9.75%, 1/15/18		500	556,875

			1,979,152
Capital Markets — 2.4%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(c)		5,890	7,453,695
E*Trade Financial Corp.:
5.38%, 11/15/22		480	498,907
4.63%, 9/15/23		275	269,500
Goldman Sachs Group, Inc., 3.75%, 5/22/25 (c)		8,965	9,077,959
Morgan Stanley, 4.00%, 7/23/25		905	933,598

			18,233,659
Chemicals — 0.5%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (a)		302	320,875
Dow Chemical Co., 4.13%, 11/15/21		700	739,469
Huntsman International LLC, 4.88%, 11/15/20		101	95,192
Methanex Corp., 3.25%, 12/15/19		1,650	1,559,263
NOVA Chemicals Corp., 5.25%, 8/01/23 (a)		23	22,655
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		322	332,465
Platform Specialty Products Corp. (a):
10.38%, 5/01/21		37	33,763
6.50%, 2/01/22		511	413,910
WR Grace & Co-Conn (a):
5.13%, 10/01/21		27	28,080
5.63%, 10/01/24		170	177,225

			3,722,897

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies — 0.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20	USD	166	$162,680
ADT Corp., 3.50%, 7/15/22		125	104,687
Aviation Capital Group Corp. (a):
4.63%, 1/31/18		1,300	1,319,604
7.13%, 10/15/20		1,800	1,971,900
Iron Mountain, Inc., 6.00%, 10/01/20 (a)		215	227,900
Mobile Mini, Inc., 7.88%, 12/01/20		1,640	1,668,700
United Rentals North America, Inc.:
7.38%, 5/15/20		613	642,884
7.63%, 4/15/22		907	964,250

			7,062,605
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		1,000	1,017,500
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		340	336,600
CommScope, Inc., 4.38%, 6/15/20 (a)		250	254,375
Nokia OYJ, 6.63%, 5/15/39		135	137,700
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/01/23		1,045	1,029,325

			2,775,500
Construction & Engineering — 0.6%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		192	140,640
ITR Concession Co. LLC, 4.20%, 7/15/25 (a)		4,000	4,150,624
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		505	511,312

			4,802,576
Construction Materials — 0.4%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)		390	335,400
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (a)		53	55,915
HD Supply, Inc.:
7.50%, 7/15/20		988	1,039,870
5.25%, 12/15/21 (a)		1,170	1,225,575
Lafarge SA, 7.13%, 7/15/36		270	315,675
PulteGroup, Inc., 5.50%, 3/01/26 (e)		224	226,520

			3,198,955
Consumer Finance — 2.0%
Ally Financial, Inc.:
6.25%, 12/01/17		320	333,200
8.00%, 3/15/20		900	1,001,250
8.00%, 11/01/31		2,150	2,367,688
Capital One Financial Corp., 4.75%, 7/15/21 (c)		1,935	2,083,186
Corvias Campus Living LLC, 5.30%, 7/01/50		5,700	6,000,960
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,530	1,781,030
4.25%, 9/20/22		1,600	1,629,813

			15,197,127
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (a)		780	805,350
Ball Corp.:
4.38%, 12/15/20		152	158,840
5.00%, 3/15/22		250	260,312
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		80	81,600
Sealed Air Corp. (a):
6.50%, 12/01/20		480	537,600
4.88%, 12/01/22		55	56,650
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (a)		820	847,060

			2,747,412

Corporate Bonds	Par (000)		Value

Diversified Consumer Services — 0.1%
Service Corp. International:
4.50%, 11/15/20	USD	410	$420,250
5.38%, 5/15/24		160	170,200

			590,450
Diversified Financial Services — 5.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		435	442,069
5.00%, 10/01/21		500	513,125
4.63%, 7/01/22		230	230,288
Aircastle Ltd., 6.25%, 12/01/19		1,413	1,496,084
Bank of America Corp.:
5.63%, 7/01/20 (c)		2,200	2,434,835
3.30%, 1/11/23		10,000	9,974,680
FMR LLC, 4.95%, 2/01/33 (a)(c)		2,300	2,375,111
General Electric Capital Corp.:
6.75%, 3/15/32 (c)		2,500	3,332,290
6.15%, 8/07/37 (c)		2,150	2,776,299
6.88%, 1/10/39		135	189,175
General Motors Financial Co., Inc., 4.25%, 5/15/23		807	784,195
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	492,310
International Lease Finance Corp., 8.25%, 12/15/20		150	173,438
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		595	458,150
Moody’s Corp., 4.50%, 9/01/22 (c)		1,800	1,938,722
MSCI, Inc., 5.75%, 8/15/25 (a)		125	134,844
Northern Trust Corp., 3.95%, 10/30/25 (c)		8,000	8,579,672
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		1,120	1,167,600
5.75%, 10/15/20		194	199,335
6.88%, 2/15/21		1,935	2,002,725

			39,694,947
Diversified Telecommunication Services — 3.0%
AT&T, Inc., 4.75%, 5/15/46		2,710	2,473,723
CenturyLink, Inc.:
6.45%, 6/15/21		80	81,250
Series V, 5.63%, 4/01/20		200	202,500
Frontier Communications Corp.:
7.13%, 1/15/23		50	43,485
7.63%, 4/15/24		200	175,000
6.88%, 1/15/25		596	502,130
Level 3 Financing, Inc.:
5.38%, 8/15/22		165	169,537
5.63%, 2/01/23		670	691,775
5.13%, 5/01/23		80	81,600
5.38%, 1/15/24 (a)		165	169,125
Telecom Italia Capital SA:
6.38%, 11/15/33		70	64,400
6.00%, 9/30/34		470	405,375
7.20%, 7/18/36		105	97,650
Verizon Communications, Inc. (c):
3.50%, 11/01/21		1,000	1,042,096
6.40%, 2/15/38		6,879	7,844,364
6.55%, 9/15/43		6,751	8,231,299

			22,275,309
Electric Utilities — 5.8%
AES Corp., 8.00%, 6/01/20		150	164,625
Berkshire Hathaway Energy Co., 6.50%, 9/15/37 (c)		5,515	6,878,032

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value

Electric Utilities (continued)
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	USD	434	$468,696
CMS Energy Corp., 5.05%, 3/15/22 (c)		1,832	2,027,315
ComEd Financing III, 6.35%, 3/15/33		300	314,003
Duke Energy Carolinas LLC:
6.10%, 6/01/37		640	794,351
6.00%, 1/15/38 (c)		1,675	2,128,691
4.25%, 12/15/41 (c)		750	781,700
Duke Energy Florida LLC, 6.40%, 6/15/38 (c)		770	1,019,058
E.ON International Finance BV, 6.65%, 4/30/38 (a)		3,100	3,570,769
Electricite de France SA, 5.60%, 1/27/40 (a)(c)		2,800	3,023,740
Florida Power Corp., 6.35%, 9/15/37		2,775	3,636,149
Jersey Central Power & Light Co., 7.35%, 2/01/19		490	552,110
Ohio Power Co., Series D, 6.60%, 3/01/33 (c)		3,000	3,726,690
PacifiCorp, 6.25%, 10/15/37 (c)		1,225	1,577,437
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37		2,550	3,395,346
Southern California Edison Co. (c):
5.63%, 2/01/36		1,300	1,586,607
Series A, 5.95%, 2/01/38		2,175	2,760,980
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (c)		3,920	4,888,017

			43,294,316
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		480	510,000
5.00%, 9/01/23		780	799,500

			1,309,500
Energy Equipment & Services — 0.7%
Enterprise Products Operating LLC, 6.13%, 10/15/39 (c)		1,400	1,332,323
EOG Resources, Inc., 2.63%, 3/15/23		3,800	3,429,766
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		142	117,150
6.75%, 8/01/22		65	54,275
GrafTech International Ltd., 6.38%, 11/15/20		600	348,000

			5,281,514
Food & Staples Retailing — 0.2%
Diamond Foods, Inc., 7.00%, 3/15/19 (a)		410	424,350
Rite Aid Corp.:
6.75%, 6/15/21		258	273,480
6.13%, 4/01/23 (a)		905	966,088

			1,663,918
Food Products — 0.3%
Acosta, Inc., 7.75%, 10/01/22 (a)		270	238,275
Aramark Services, Inc., 5.13%, 1/15/24 (a)		401	420,048
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (a)		42	44,310
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		68	72,165
7.38%, 2/15/22		78	82,680
7.75%, 3/15/24 (a)		308	337,260
8.00%, 7/15/25 (a)		162	178,605
Smithfield Foods, Inc., 5.88%, 8/01/21 (a)		338	343,810
TreeHouse Foods, Inc., 6.00%, 2/15/24 (a)		94	98,935
WhiteWave Foods Co., 5.38%, 10/01/22		119	127,330

			1,943,418
Forest Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (a)		325	279,500

Corporate Bonds	Par (000)		Value

Health Care Equipment & Supplies — 0.2%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (a)	USD	185	$133,200
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		785	657,437
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)		73	75,190
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (a)		199	195,518
Teleflex, Inc., 5.25%, 6/15/24		170	172,125

			1,233,470
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		125	126,250
6.50%, 3/01/24 (a)		41	42,333
Alere, Inc., 7.25%, 7/01/18		650	680,875
Amsurg Corp., 5.63%, 7/15/22		680	700,400
Centene Escrow Corp. (a):
5.63%, 2/15/21		241	251,845
6.13%, 2/15/24		143	151,759
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		500	501,875
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		860	875,050
HCA, Inc.:
3.75%, 3/15/19		264	268,924
6.50%, 2/15/20		652	722,220
4.75%, 5/01/23		2,322	2,359,732
5.88%, 2/15/26		284	292,520
HealthSouth Corp.:
5.75%, 11/01/24 (a)		122	123,220
5.75%, 11/01/24		434	438,340
5.75%, 9/15/25 (a)		181	179,643
Hologic, Inc., 5.25%, 7/15/22 (a)		580	607,492
MEDNAX, Inc., 5.25%, 12/01/23 (a)		134	138,858
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,609	1,693,472
6.00%, 10/01/20		324	344,088
4.50%, 4/01/21		766	761,212
4.38%, 10/01/21		112	110,460
8.13%, 4/01/22		1,647	1,619,199
UnitedHealth Group, Inc., 3.75%, 7/15/25		1,375	1,462,865

			14,452,632
Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp., 6.88%, 5/15/23		620	637,050
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		1,735	1,695,962
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		260	252,200
McDonald’s Corp., 3.70%, 1/30/26		510	530,977
MGM Resorts International:
5.25%, 3/31/20		55	56,100
6.75%, 10/01/20		110	117,700
6.63%, 12/15/21		870	924,375
6.00%, 3/15/23		295	302,375
New Red Finance, Inc., 6.00%, 4/01/22 (a)		640	667,200
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		400	424,500
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		420	422,100
Sabre GLBL, Inc. (a):
5.38%, 4/15/23		165	166,238
5.25%, 11/15/23		85	86,275
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		334	341,465
Station Casinos LLC, 7.50%, 3/01/21		570	594,937
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,844	4,030,452
Series A4, 5.66%, 6/30/27		1,152	1,576,249

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Unique Pub Finance Co. PLC (continued):
Series M, 7.40%, 3/28/24	GBP	3,000	$4,101,439
Series N, 6.46%, 3/30/32		2,390	2,814,657

			19,742,251
Household Durables — 0.7%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	580	582,900
Century Communities, Inc., 6.88%, 5/15/22		460	408,250
DR Horton, Inc., 4.00%, 2/15/20		340	345,950
Lennar Corp.:
4.88%, 12/15/23		145	141,375
4.75%, 5/30/25		180	174,150
Meritage Homes Corp., 4.50%, 3/01/18		340	339,150
Project Homestake Merger Co., 8.88%, 3/01/23 (a)		155	137,950
PulteGroup, Inc., 6.38%, 5/15/33		330	333,300
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 4/01/23 (a)		250	244,375
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,189,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		182	169,260
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		10	9,650
5.88%, 6/15/24		250	237,500
William Lyon Homes, Inc., 8.50%, 11/15/20		240	238,800

			5,551,860
Household Products — 0.2%
Prestige Brands, Inc., 6.38%, 3/01/24 (a)		89	91,670
Spectrum Brands, Inc.:
6.38%, 11/15/20		400	421,500
6.63%, 11/15/22		695	747,994
5.75%, 7/15/25 (a)		20	21,075

			1,282,239
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.:
6.00%, 1/15/22 (a)		274	280,850
5.88%, 1/15/24 (a)		194	197,395
5.50%, 2/01/24		525	472,500
5.75%, 1/15/25		105	94,500
Dynegy, Inc., 6.75%, 11/01/19		470	435,631
NRG Energy, Inc.:
6.25%, 7/15/22		137	115,765
6.25%, 5/01/24		176	146,080
NRG Yield Operating LLC, 5.38%, 8/15/24		75	66,000
QEP Resources, Inc., 5.25%, 5/01/23		48	33,600

			1,842,321
Industrial Conglomerates — 0.0%
Smiths Group PLC, 3.63%, 10/12/22 (a)		360	358,634
Insurance — 2.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,497,371
American International Group, Inc., 3.75%, 7/10/25		3,380	3,316,557
Aon PLC, 3.88%, 12/15/25 (e)		1,445	1,460,910
AXA SA, 5.25%, 4/16/40 (b)	EUR	500	595,431
Five Corners Funding Trust, 4.42%, 11/15/23 (a)(c)	USD	2,050	2,121,469
Hartford Financial Services Group, Inc., 5.13%, 4/15/22		1,860	2,059,459
HUB International Ltd., 9.25%, 2/15/21 (a)		87	88,958
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)(c)		2,000	2,317,984
Lincoln National Corp., 3.35%, 3/09/25 (c)		1,045	993,515

Corporate Bonds	Par (000)		Value

Insurance (continued)
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	400	$511,599
Prudential Financial, Inc. (c):
5.90%, 3/17/36	USD	500	551,198
5.70%, 12/14/36		1,625	1,745,612
Trader Corp., 9.88%, 8/15/18 (a)		680	707,200
Wayne Merger Sub LLC, 8.25%, 8/01/23 (a)		10	9,000

			17,976,263
Internet Software & Services — 0.1%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (a)		176	174,240
Equinix, Inc., 4.88%, 4/01/20		173	179,488
Netflix, Inc., 5.75%, 3/01/24		250	262,187

			615,915
IT Services — 0.6%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		155	127,875
First Data Corp. (a):
5.38%, 8/15/23		671	697,840
7.00%, 12/01/23		1,306	1,306,000
5.00%, 1/15/24		577	586,019
5.75%, 1/15/24		1,489	1,498,306

			4,216,040
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		500	499,264
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(c)		2,150	2,343,500
Media — 6.3%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	506,533
Altice US Finance I Corp., 5.38%, 7/15/23 (a)		770	779,625
Altice US Finance II Corp., 7.75%, 7/15/25 (a)		400	373,000
Altice US Finance SA, 7.75%, 7/15/25 (a)		360	333,900
AMC Networks, Inc., 4.75%, 12/15/22		686	696,290
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		740	748,325
5.13%, 5/01/23 (a)		100	99,250
5.88%, 4/01/24 (a)		524	535,135
5.88%, 5/01/27 (a)		770	770,000
CCO Safari II LLC, 4.91%, 7/23/25 (a)		4,000	4,103,604
CCOH Safari LLC, 5.75%, 2/15/26 (a)		258	258,679
Cinemark USA, Inc., 5.13%, 12/15/22		350	355,688
Clear Channel International BV, 8.75%, 12/15/20 (a)		284	286,840
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		5,260	5,018,137
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (c)		2,600	3,635,460
Comcast Corp. (c):
3.38%, 8/15/25		4,500	4,725,310
6.45%, 3/15/37		790	998,884
Cox Communications, Inc. (a):
6.95%, 6/01/38		1,000	955,352
8.38%, 3/01/39 (c)		3,475	3,792,295
CSC Holdings LLC, 5.25%, 6/01/24		480	410,400
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		520	558,562
5.15%, 3/15/42		1,400	1,298,440
Discovery Communications LLC:
3.25%, 4/01/23		1,850	1,698,960
3.45%, 3/15/25		210	188,954
DISH DBS Corp.:
5.13%, 5/01/20		220	217,800
6.75%, 6/01/21		365	371,844
5.88%, 11/15/24		335	301,014
Gray Television, Inc., 7.50%, 10/01/20		506	531,932

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value

Media (continued)
iHeartCommunications, Inc.:
9.00%, 12/15/19	USD	371	$261,555
9.00%, 3/01/21		9	6,131
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		95	65,550
5.50%, 8/01/23		575	373,750
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		2,000	1,955,490
Lamar Media Corp., 5.75%, 2/01/26 (a)		50	51,781
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		218	228,628
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		340	343,400
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		117	118,170
Neptune Finco Corp. (a):
10.13%, 1/15/23		300	322,875
6.63%, 10/15/25		512	540,160
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		685	693,562
Numericable Group SA (a):
6.00%, 5/15/22		790	782,100
6.25%, 5/15/24		200	195,000
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22		415	424,338
Sirius XM Radio, Inc. (a):
4.25%, 5/15/20		893	906,395
5.38%, 4/15/25		25	24,938
TCI Communications, Inc., 7.88%, 2/15/26 (c)		610	827,042
TEGNA, Inc., 4.88%, 9/15/21 (a)		50	51,250
Time Warner, Inc.:
3.60%, 7/15/25 (c)		750	737,191
6.10%, 7/15/40		830	874,606
Tribune Media Co., 5.88%, 7/15/22 (a)		514	514,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		705	738,487
Univision Communications, Inc., 5.13%, 5/15/23 (a)		1,176	1,167,180
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		520	495,300
Ziggo Bond Finance BV, 5.88%, 1/15/25 (a)		260	252,200

			47,501,292
Metals & Mining — 1.7%
Alcoa, Inc., 5.40%, 4/15/21		2,900	2,842,000
ArcelorMittal, 6.13%, 6/01/18		200	196,272
Constellium NV (a):
8.00%, 1/15/23		650	552,500
5.75%, 5/15/24		500	380,000
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/20		50	36,110
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		189	172,935
2.38%, 3/15/18		468	403,650
Novelis, Inc., 8.75%, 12/15/20		7,443	6,903,382
Steel Dynamics, Inc.:
5.13%, 10/01/21		380	370,500
5.25%, 4/15/23		295	276,562
5.50%, 10/01/24		48	45,000
Teck Resources Ltd., 3.00%, 3/01/19		114	86,925
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		371	311,640

			12,577,476
Multiline Retail — 0.6%
Dollar Tree Inc., 5.75%, 3/01/23 (a)		1,640	1,744,550
Dufry Finance SCA, 5.50%, 10/15/20 (a)		2,520	2,627,100

			4,371,650

Corporate Bonds	Par (000)		Value

Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV, 5.00%, 10/01/25 (a)	USD	420	$412,650
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Finance Co., Series B, 7.50%, 5/01/31		24	21,509
Anadarko Petroleum Corp., 3.45%, 7/15/24		191	154,803
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		31	9,223
California Resources Corp., 8.00%, 12/15/22 (a)		157	39,250
Cenovus Energy, Inc.:
3.00%, 8/15/22		25	18,257
3.80%, 9/15/23		35	25,426
Concho Resources, Inc., 5.50%, 4/01/23		350	325,500
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (c)		685	652,060
Continental Resources, Inc., 3.80%, 6/01/24		460	311,773
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		610	521,550
Denbury Resources, Inc.:
6.38%, 8/15/21		17	5,440
5.50%, 5/01/22		22	6,875
4.63%, 7/15/23		627	181,830
Diamondback Energy, Inc., 7.63%, 10/01/21		328	331,280
Energy Transfer Equity LP:
5.88%, 1/15/24		27	22,275
5.50%, 6/01/27		28	21,140
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		50	36,875
6.63%, 5/01/21		50	36,875
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)(c)		1,010	1,233,841
Marathon Petroleum Corp., 6.50%, 3/01/41 (c)		2,049	1,608,002
MEG Energy Corp. (a):
6.50%, 3/15/21		560	270,200
7.00%, 3/31/24		880	404,800
Memorial Resource Development Corp., 5.88%, 7/01/22		526	357,680
MidAmerican Energy Co., 5.80%, 10/15/36 (c)		1,500	1,871,952
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 (c)		1,750	2,052,671
Newfield Exploration Co., 5.63%, 7/01/24		77	69,878
NGPL PipeCo LLC (a):
7.12%, 12/15/17		140	130,550
7.77%, 12/15/37		107	75,970
Noble Energy, Inc., 5.63%, 5/01/21		309	279,038
ONEOK, Inc., 7.50%, 9/01/23		90	77,850
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		94	95,128
PDC Energy, Inc., 7.75%, 10/15/22		520	483,600
Range Resources Corp.:
5.75%, 6/01/21		213	179,985
5.00%, 8/15/22		53	44,255
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (a)		530	472,429
RSP Permian, Inc., 6.63%, 10/01/22 (a)		59	52,805
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		948	904,747
6.25%, 3/15/22		796	758,190
5.63%, 4/15/23		937	864,382
Seven Generations Energy Ltd., 8.25%, 5/15/20 (a)		700	670,250
SM Energy Co., 6.13%, 11/15/22		540	234,900
Weatherford International LLC, 6.35%, 6/15/17		125	118,125
Weatherford International Ltd., 6.00%, 3/15/18		54	46,170
Western Gas Partners LP, 5.38%, 6/01/21		1,425	1,220,069
Whiting Petroleum Corp.:
1.25%, 4/01/20 (a)(f)		881	321,014
6.25%, 4/01/23		1	458
Williams Cos., Inc.:
3.70%, 1/15/23		67	49,580
4.55%, 6/24/24		38	28,500

			17,698,960

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value

Paper & Forest Products — 0.1%
International Paper Co., 6.00%, 11/15/41	USD	870	$848,742
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		180	138,600

			987,342
Pharmaceuticals — 2.0%
AbbVie, Inc., 3.60%, 5/14/25		870	888,195
Actavis Funding SCS, 4.55%, 3/15/35		2,140	2,152,861
Actavis, Inc., 3.25%, 10/01/22		4,000	4,016,316
DPx Holdings BV, 7.50%, 2/01/22 (a)		75	71,625
Endo Finance LLC, 5.75%, 1/15/22 (a)		255	257,550
Endo Finance LLC/Endo Finco, Inc. (a):
5.88%, 1/15/23		440	437,800
6.00%, 7/15/23		720	727,200
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		758	831,760
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		200	206,750
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		653	666,060
Valeant Pharmaceuticals International, Inc. (a):
6.75%, 8/15/18		2,643	2,550,495
5.38%, 3/15/20		270	244,350
6.38%, 10/15/20		1,150	1,055,125
5.63%, 12/01/21		754	645,138

			14,751,225
Real Estate — 0.2%
AvalonBay Communities, Inc., 3.45%, 6/01/25 (c)		1,535	1,566,038
Prologis LP, 3.75%, 11/01/25		315	321,014

			1,887,052
Real Estate Investment Trusts (REITs) — 1.6%
ERP Operating LP:
3.38%, 6/01/25		1,245	1,266,342
4.50%, 6/01/45		1,155	1,180,165
FelCor Lodging LP:
5.63%, 3/01/23		494	502,645
6.00%, 6/01/25		150	153,750
HCP, Inc. (c):
3.88%, 8/15/24		3,000	2,817,171
4.00%, 6/01/25		2,000	1,890,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		955	990,813
Simon Property Group LP, 4.75%, 3/15/42 (c)		1,670	1,785,126
Ventas Realty LP, 4.13%, 1/15/26		870	882,031
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		550	591,981

			12,060,274
Real Estate Management & Development — 0.7%
Lennar Corp., 4.75%, 11/15/22		430	424,625
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (a)(c)		4,600	4,147,599
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21 (a)		863	877,024

			5,449,248
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a):
5.13%, 6/01/22		55	51,425
5.25%, 3/15/25		545	482,325
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (c)		1,890	2,221,334
Hertz Corp.:
5.88%, 10/15/20		460	446,200
7.38%, 1/15/21		150	148,875
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (a)		5,000	4,712,500

			8,062,659

Corporate Bonds	Par (000)		Value

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., 3.90%, 12/15/25	USD	470	$494,781
Applied Materials, Inc., 3.90%, 10/01/25		1,155	1,198,681
NXP BV/NXP Funding LLC (a):
4.13%, 6/15/20		420	424,767
5.75%, 2/15/21		940	977,600
QUALCOMM, Inc., 3.45%, 5/20/25		1,950	1,962,273
Seagate HDD Cayman, 4.88%, 6/01/27 (a)		1,000	693,315

			5,751,417
Software — 0.4%
ACI Worldwide, Inc., 6.38%, 8/15/20 (a)		320	326,800
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (a)		210	194,250
Informatica LLC, 7.13%, 7/15/23 (a)		325	299,000
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		160	163,600
Oracle Corp., 5.38%, 7/15/40 (c)		1,575	1,803,841
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		459	436,050

			3,223,541
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		320	316,800
Home Depot, Inc., 5.88%, 12/16/36 (c)		1,660	2,071,214
L Brands, Inc., 6.88%, 11/01/35 (a)		332	352,750
Michaels Stores, Inc., 5.88%, 12/15/20 (a)		250	257,500
Party City Holdings, Inc., 6.13%, 8/15/23 (a)		90	88,200
Penske Automotive Group, Inc., 5.38%, 12/01/24		186	180,420
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		160	167,200

			3,434,084
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (a)		2,995	2,842,387
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25		90	90,009
Springs Industries, Inc., 6.25%, 6/01/21		806	795,925
William Carter Co., 5.25%, 8/15/21		77	78,540

			964,474
Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc., 5.25%, 6/15/20		260	245,700
Tobacco — 1.4%
Altria Group, Inc.:
9.95%, 11/10/38		516	844,849
10.20%, 2/06/39		894	1,504,526
5.38%, 1/31/44 (c)		4,030	4,550,402
BAT International Finance PLC, 3.95%, 6/15/25 (a)		2,000	2,145,628
Reynolds American, Inc.:
4.45%, 6/12/25		635	689,527
7.00%, 8/04/41		1,000	1,146,515

			10,881,447
Transportation Infrastructure — 0.3%
I 595 Express LLC, 3.31%, 12/31/31		1,609	1,634,419
Transurban Finance Co., 4.13%, 2/02/26 (a)		580	582,439

			2,216,858
Wireless Telecommunication Services — 2.3%
America Movil SAB de CV, 2.38%, 9/08/16 (c)		1,595	1,601,925
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		80	71,400
Crown Castle International Corp., 5.25%, 1/15/23		930	984,637
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		3,155	3,476,704
Digicel Ltd., 6.00%, 4/15/21 (a)		1,550	1,326,800
Equinix, Inc., 5.88%, 1/15/26		350	365,750
Rogers Communications, Inc., 7.50%, 8/15/38 (c)		2,325	3,022,377

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (continued)
SBA Communications Corp., 4.88%, 7/15/22	USD	765	$778,388
SBA Tower Trust, 5.10%, 4/17/17 (a)		720	728,205
Sprint Capital Corp.:
6.90%, 5/01/19		140	119,350
6.88%, 11/15/28		565	409,625
8.75%, 3/15/32		110	84,700
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		1,360	1,411,816
7.00%, 3/01/20 (a)		236	231,870
7.00%, 8/15/20		280	219,800
Sprint Corp.:
7.25%, 9/15/21		240	180,600
7.13%, 6/15/24		123	87,638
T-Mobile USA, Inc.:
6.63%, 4/28/21		570	595,650
6.73%, 4/28/22		130	135,993
6.84%, 4/28/23		40	41,600
6.50%, 1/15/24		240	246,600
6.38%, 3/01/25		555	560,550
6.50%, 1/15/26		444	449,936

			17,131,914
Total Corporate Bonds - 62.8%			472,167,281

Floating Rate Loan Interests (b)
Chemicals — 0.0%
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		104	94,274
Commercial Services & Supplies — 0.0%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 12/01/18		120	110,119
Diversified Financial Services — 0.0%
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		144	143,593
Energy Equipment & Services — 0.0%
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		58	41,096
Food & Staples Retailing — 0.0%
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		209	206,053
Health Care Equipment & Supplies — 0.0%
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		25	24,335
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., Term Loan:
5.13%, 7/01/22 (a)		115	115,575
B2, 4.50%, 10/28/22		112	111,328
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		145	144,094

			370,997
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		385	349,068
Media — 0.0%
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		111	99,052
Pharmaceuticals — 0.0%
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		23	22,171
Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 11/06/22		1,008	993,354
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		63	62,983

Floating Rate Loan Interests (b)	Par (000)		Value

Semiconductors & Semiconductor Equipment (continued)
NXP BV, 2015 Term Loan B, 3.75%, 10/30/20	USD	305	$304,095

			1,360,432
Software — 0.0%
Solera Holdings, Inc., Term Loan B, 5.75%, 2/10/23		268	261,635
Specialty Retail — 0.0%
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		121	120,092
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., Term Loan B, 3.50%, 10/30/22		304	304,192
Total Floating Rate Loan Interests — 0.5%			3,507,109

Foreign Agency Obligations
Cyprus Government International Bond, 4.63%, 2/03/20 (a)	EUR	1,210	1,368,872
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,555	4,068,285
Italian Government International Bond, 5.38%, 6/15/33		2,925	3,368,950
Portugal Government International Bond, 5.13%, 10/15/24 (a)		5,870	5,778,440
Slovenia Government International Bond, 5.85%, 5/10/23 (a)		864	987,120
Total Foreign Agency Obligations — 2.1%			15,571,667

Municipal Bonds
City of Detroit Michigan, GO, Financial Recovery (b):
Series B-1, 4.00%, 4/01/44		251	115,324
Series B-2, 4.00%, 4/01/44		80	35,581
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		930	1,094,684
Series GG, Build America Bonds, 5.72%, 6/15/42		1,390	1,829,059
Water & Sewer System, Series EE, 5.38%, 6/15/43		770	901,932
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		1,900	2,494,149
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		2,535	3,332,764
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295	1,958,662
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		2,000	2,267,320
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		1,100	1,363,527
5.60%, 3/15/40		1,900	2,393,753
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	987,917
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 4/01/39		280	417,234
7.63%, 3/01/40		1,720	2,555,782
State of Illinois, GO, Pension, 5.10%, 6/01/33		2,000	1,862,580
University of California, RB, Build America Bonds, 5.95%, 5/15/45		885	1,110,657
Total Municipal Bonds — 3.3%			24,720,925

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations — 0.9%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37	USD	1,005	$859,248
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		6	6
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,663	1,584,862
Series 2006-OA21, Class A1, 0.62%, 3/20/47 (b)		1,241	877,722
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.78%, 7/27/36 (a)(b)		1,254	1,247,106
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 3.18%, 6/19/35 (b)		780	767,231
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		138	127,924
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		313	281,019
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		114	96,818
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.90%, 5/25/36 (b)		837	667,971
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.09%, 5/25/47 (b)		268	220,495

			6,730,402
Commercial Mortgage-Backed Securities — 14.1%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33 (a)(b)		4,170	4,076,875
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-2, Class A4, 5.61%, 4/10/49 (b)		1,500	1,521,328
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.10%, 9/10/46 (b)		7,183	7,738,563
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,193	2,210,658
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49 (b)		1,026	1,074,297
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.87%, 6/10/46 (b)		3,500	3,517,178
Series 2013-CR11, Class B, 5.16%, 10/10/46 (b)		7,000	7,636,686
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,390	1,388,598
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		1,670	1,450,266
Series 2015-3BP, Class A, 3.18%, 2/10/35 (a)		7,570	7,609,800
Series 2015-CR22, Class C, 4.13%, 3/10/48 (b)		5,000	4,321,241
Series 2015-LC19, Class C, 4.26%, 2/10/48 (b)		3,500	3,129,900
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		4,585	4,396,275
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (b)		2,000	2,010,166
Series 2006-C5, Class AM, 5.34%, 12/15/39		3,500	3,549,814

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust (continued):
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)	USD	1,116	$1,151,469
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		22	22,121
CSAIL Commercial Mortgage Trust, Series 2015-C1:
Class B, 4.04%, 4/15/50		1,110	1,101,847
Class C, 4.30%, 4/15/50 (b)		1,000	924,663
Class D, 3.80%, 4/15/50 (a)(b)		1,000	739,013
DBRR Trust, Series 2011-C32, Class A3A, 5.72%, 6/17/49 (a)(b)		730	750,707
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (a)(b)		6,170	5,834,430
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.89%, 7/10/38 (b)		646	647,102
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (a)		2,505	2,458,474
Hilton USA Trust, Series 2013- HLT, 4.41%, 11/05/30 (a)		5,900	5,882,204
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.08%, 11/15/45 (a)(b)		1,600	1,435,798
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A2, 5.12%, 7/15/41		45	44,826
LB-UBS Commercial Mortgage Trust (b):
Series 2007-C6, Class A4, 5.86%, 7/15/40		8,136	8,314,372
Series 2007-C7, Class A3, 5.87%, 9/15/45		2,148	2,262,494
Morgan Stanley Capital I Trust (b):
Series 2007-HQ11, Class A4, 5.45%, 2/12/44		8,000	8,150,922
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)		3,200	2,890,946
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		610	615,099
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 2/15/51 (b)		4,196	4,333,354
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,395	1,426,729
Class C, 4.87%, 8/15/45 (b)		1,795	1,821,241

			106,439,456
Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)		1,153	12
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.88%, 7/10/48 (b)		19,569	1,017,853
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA, 2.16%, 8/15/45 (a)(b)		11,561	951,175

			1,969,028
Total Non-Agency Mortgage-Backed Securities — 15.3%			115,138,898

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Preferred Securities	Par (000)		Value

Capital Trusts
Banks — 4.9%
BNP Paribas SA, 7.20% (a)(b)(g)	USD	2,000	$2,150,000
Capital One Financial Corp., Series E, 5.55% (b)(g)		3,500	3,386,250
Citigroup, Inc.,:
Series D, 5.95% (b)(g)		2,100	1,974,000
Series M, 6.30% (b)(g)		4,000	3,740,000
Series Q, 5.95% (b)(g)		100	94,000
Series R, 6.13% (b)(g)		605	595,925
Credit Agricole SA:
6.63% (a)(b)(g)		1,400	1,233,503
7.88% (a)(b)(g)		1,000	880,998
JPMorgan Chase & Co.:
Series 1, 7.90% (b)(g)		7,000	6,982,500
Series Q, 5.15% (b)(g)		3,000	2,805,960
Series U, 6.13% (b)(g)		500	497,500
Series V, 5.00% (b)(g)		6,710	6,273,850
Nordea Bank AB, 6.13% (a)(b)(g)		2,960	2,641,800
Wells Fargo & Co.:
Series S, 5.90% (b)(g)		3,390	3,398,475
Series U, 5.88% (b)(g)		530	561,164

			37,215,925
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series L, 5.70% (b)(g)		792	758,340
Morgan Stanley, Series H, 5.45% (b)(g)		2,627	2,456,245
State Street Capital Trust IV, 1.63%, 6/15/37 (b)		140	98,000
State Street Corp., Series F, 5.25% (b)(g)		2,000	1,987,600

			5,300,185
Diversified Financial Services — 2.5%
Bank of America Corp.:
Series V, 5.13% (b)(g)		385	356,125
Series X, 6.25% (b)(g)		3,570	3,453,975
Bank of New York Mellon Corp.:
Series D, 4.50% (b)(c)(g)		8,400	7,434,000
Series E, 4.95% (b)(g)		2,000	1,956,000
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		1,800	1,882,566
Societe Generale SA:
6.00% (a)(b)(g)		3,000	2,526,744
7.88% (a)(b)(g)		1,000	890,000

			18,499,410
Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(g)		4,200	3,648,750
Industrial Conglomerates — 0.3%
General Electric Co., Series D, 5.00% (b)(g)		2,131	2,162,965
Insurance — 2.4%
Allstate Corp:
5.75%, 8/15/53 (b)		2,000	1,992,500
6.50%, 5/15/57 (b)		4,100	4,407,500
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (a)(b)		1,950	1,725,750
MetLife, Inc., 6.40%, 12/15/36		5,585	5,461,907
Voya Financial, Inc., 5.65%, 5/15/53 (b)		4,500	4,179,105

			17,766,762
Total Capital Trusts — 11.3%			84,593,997

Preferred Stocks		Shares		Value

Banks — 1.3%
U.S. Bancorp, 6.00% (b)(g)		300,000		$7,923,000
Wells Fargo & Co., 5.85% (b)(g)		75,000		1,911,750

				9,834,750
Capital Markets — 0.4%
Goldman Sachs Group, Inc., Series J, 5.50% (b)(g)		92,000		2,267,800
SCE Trust III, 5.75% (b)(g)		25,314		668,543

				2,936,343
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)(g)		10,000		31,200
Total Preferred Stocks — 1.7%				12,802,293

Trust Preferred — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 6.99%		29,583		750,653
Total Preferred Securities — 13.1%				98,146,943

U.S. Government Sponsored Agency Securities	Par (000)
Agency Obligations — 1.6%
Fannie Mae, 5.63%, 7/15/37 (c)	USD	1,600		2,244,200
Federal Home Loan Bank (c):
5.25%, 12/09/22		1,375		1,682,335
5.37%, 9/09/24		2,175		2,732,287
Resolution Funding Corp., 0.00%, 7/15/18 - 4/15/30 (h)		7,105		5,098,290

				11,757,112
Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 2005-5, Class PK, 5.00%, 12/25/34		270		283,684
Series 1991-87, Class S, 25.53%, 8/25/21 (b)		6		8,576
Series G-49, Class S, 989.48%, 12/25/21 (b)		—	(i)	84
Series G-17, Class S, 1,036.08%, 6/25/21 (b)		22		257
Series G-33, Class PV, 1,078.42%, 10/25/21		19		100
Series G-07, Class S, 1,095.42%, 3/25/21 (b)		—	(i)	424
Series 1991-46, Class S, 2,419.20%, 5/25/21 (b)		18		795
Freddie Mac Mortgage-Backed Securities:
Series 0173, Class R, 9.00%, 11/15/21		2		2
Series 0173, Class RS, 9.95%, 11/15/21 (b)		—	(i)	2
Series 1057, Class J, 1,008.00%, 3/15/21		14		129
Series 0019, Class R, 15,954.13%, 3/15/20 (b)		1		111

				294,164
Commercial Mortgage-Backed Securities — 0.8%
Freddie Mac Mortgage-Backed Securities:
Series 2013-K24, Class B, 3.50%, 11/25/45 (a)(b)		3,500		3,427,789

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

U.S. Government Sponsored Agency Securities	Par (000)			Value

Commercial Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series K013, Class A2, 3.97%, 1/25/21	USD	1,870		$2,065,478
Series 2012-K706, Class C, 4.03%, 11/25/44 (a)(b)		335		340,266

				5,833,533
Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		57		1,723
Series 2012-96, Class DI, 4.00%, 2/25/27		8,271		687,831
Series 2012-M9, Class X1, 4.02%, 12/25/17 (b)		17,523		824,520
Series 2012-47, Class NI, 4.50%, 4/25/42		7,220		1,120,770
Series 089, Class 2, 8.00%, 10/25/18		—	(i)	15
Series 007, Class 2, 8.50%, 4/25/17		—	(i)	9
Series G92-05, Class H, 9.00%, 1/25/22		2		117
Series 094, Class 2, 9.50%, 8/25/21		—	(i)	56
Series 1990-136, Class S, 19.64%, 11/25/20 (b)		1,912		2,567
Series 1991-139, Class PT, 648.35%, 10/25/21		36		532
Series 1991-099, Class L, 930.00%, 8/25/21		16		115
Series G-10, Class S, 1,059.73%, 5/25/21 (b)		81		1,311
Series G-12, Class S, 1,124.81%, 5/25/21 (b)		52		721
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.54%, 12/25/18 (b)		4,823		177,131
Series 2611, Class QI, 5.50%, 9/15/32		877		59,296
Series 1254, Class Z, 8.50%, 4/15/22		25		5,230
Series 1043, Class H, 43.04%, 2/15/21 (b)		1,734		2,781
Series 1054, Class I, 843.43%, 3/15/21 (b)		12		169
Series 0176, Class M, 1,010.00%, 7/15/21		5		97
Series 1056, Class KD, 1,084.50%, 3/15/21		9		104
Series 1148, Class E, 1,145.42%, 10/15/21 (b)		11		140
Series 0200, Class R, 192,309.80%, 12/15/22 (b)		—	(i)	171
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 5.77%, 9/20/32		7,268		1,459,747
Series 2009-116, Class KS, 6.04%, 12/16/39		3,080		510,704
Series 2011-52, Class NS, 6.24%, 4/16/41		19,725		3,951,410

				8,807,267

U.S. Government Sponsored Agency Securities	Par (000)			Value

Mortgage-Backed Securities — 6.1%
Fannie Mae Mortgage-Backed Securities:
3.00%, 8/01/43	USD	12,284		$12,623,391
4.00%, 12/01/41 - 12/01/43		7,743		8,329,313
4.50%, 7/01/41 - 4/01/42 (c)		17,005		18,521,567
5.00%, 8/01/34		2,831		3,150,188
5.50%, 7/01/16 - 6/01/38		1,523		1,724,976
6.00%, 3/01/16 - 12/01/38		1,266		1,444,917
Freddie Mac Mortgage-Backed Securities, 6.00%, 6/1/16 - 12/1/18		85		86,582
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		60		67,186
8.00%, 7/15/24		—	(i)	255

				45,948,375
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities, 0.00%, 2/25/23 - 6/25/23 (h)		19		17,224
Total U.S. Government Sponsored Agency Securities — 9.7%				72,657,675

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.00%, 11/15/44 (c)		65,500		70,732,336
U.S. Treasury Notes, 2.25%, 11/15/25 (c)		34,500		36,036,320
Total U.S. Treasury Obligations — 14.2%				106,768,656
Total Long-Term Investments (Cost — $995,969,544) — 133.4%				1,002,108,592

Short-Term Securities — 1.3%		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (j)(k)		9,946,997		9,946,997
Total Short-Term Securities (Cost — $9,946,997) — 1.3%				9,946,997
Options Purchased (Cost — $4,351,992) — 0.6%				4,667,410
Total Investments Before Options Written (Cost — $1,010,268,533) — 135.3%				1,016,722,999

Options Written (Premiums Received — $10,264,926) — (1.6)%				(11,871,655)
Total Investments, Net of Options Written (Cost — $1,000,003,607) — 133.7%				1,004,851,344
Liabilities in Excess of Other Assets — (33.7)%				(253,054,668)

Net Assets — 100.0%				$751,796,676

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	When-issued security.

(f)	Convertible security.

(g)	Perpetual security with no stated maturity date.

(h)	Zero-coupon bond.

(i)	Amount is less than $500.

(j)	During the period ended February 29, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,920,365	26,632	9,946,997	$12,895

(k)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.10%	5/07/15	Open	$67,112,500	$67,168,054	U.S. Treasury Obligations	Open/Demand[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.22%	6/02/15	Open	1,323,000	1,325,199	U.S. Government Sponsored Agency Obligations	Open/Demand[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.22%	6/02/15	Open	830,000	831,380	U.S. Government Sponsored Agency Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.21%	6/10/15	Open	1,366,000	1,368,104	U.S. Government Sponsored Agency Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.21%	6/10/15	Open	807,000	808,243	U.S. Government Sponsored Agency Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.21%	6/10/15	Open	1,128,000	1,129,737	U.S. Government Sponsored Agency Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.21%	6/10/15	Open	839,000	840,292	U.S. Government Sponsored Agency Obligations	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	546,875	547,493	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	518,150	518,736	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	994,500	995,624	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	355,781	356,183	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	1,014,125	1,015,271	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	971,438	972,536	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,831,250	4,836,712	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	718,875	719,688	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,973,750	2,977,112	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	950,950	952,221	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	1,454,375	1,456,318	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	1,104,688	1,106,163	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.75%	12/17/15	Open	1,509,269	1,511,596	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,713,750	1,716,004	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,131,250	3,135,369	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,228,500	1,230,116	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,028,510	2,031,179	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,693,125	1,695,352	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,435,225	1,437,113	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,019,250	2,021,906	Corporate Bonds	Open/Demand[1]

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets LLC	0.64%	12/17/15	Open	$2,175,000	$2,177,861	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,002,725	2,005,360	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,448,563	1,450,468	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,725,000	4,731,216	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,342,500	4,348,213	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,822,500	1,824,898	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,036,475	2,039,154	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,909,860	1,912,372	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	1,835,000	1,837,414	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	7,342,000	7,351,412	Capital Trusts	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,698,000	3,702,741	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	4,884,000	4,890,261	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,995,000	4,000,121	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	2,857,000	2,860,662	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,930,000	3,935,038	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,529,000	3,533,524	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,746,000	1,748,546	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	3,680,000	3,685,367	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	874,000	875,275	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,409,000	1,411,055	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,038,000	1,039,514	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	479,000	479,698	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	784,000	785,143	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,024,000	2,026,952	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	3,799,000	3,804,540	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,379,000	1,381,011	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,212,000	2,215,226	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	783,000	784,142	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,650,000	4,656,781	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	953,000	954,390	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	934,000	935,362	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,631,000	4,637,754	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,158,000	1,159,689	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,720,000	2,723,967	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,463,000	2,466,592	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,615,000	2,618,814	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,680,000	1,682,450	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	479,000	479,698	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,158,000	1,159,689	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	953,000	954,390	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,846,000	1,848,692	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,024,000	2,026,952	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,856,450	2,858,063	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,780,000	2,781,570	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,176,875	2,178,104	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,610,000	2,611,474	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,323,000	2,324,312	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	7,670,085	7,674,416	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,682,125	2,683,639	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	1,729,125	1,730,101	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	626,775	627,129	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	6,979,650	6,983,591	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,912,000	2,913,644	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.59%	2/10/16	3/14/16	13,044,000	13,048,062	U.S. Government Sponsored Agency Obligations	Up to 30 Days
BNP Paribas Securities Corp.	0.40%	2/11/16	Open	21,225,000	21,229,481	U.S. Treasury Obligations	Open/Demand[1]
RBC Capital Markets LLC	0.64%	2/11/16	Open	687,375	687,595	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/12/16	Open	1,464,375	1,464,924	Corporate Bonds	Open/Demand[1]
Total				$277,369,594	$277,642,210

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(110)	90-Day Euro-Dollar	March 2016	USD	27,317,813	$(106,563)
396	2-Year U.S. Treasury Note	June 2016	USD	86,544,563	(75,861)
581	5-Year U.S. Treasury Note	June 2016	USD	70,291,922	(17,165)
(534)	10-Year U.S. Treasury Note	June 2016	USD	69,695,344	(11,763)
(58)	10-Year U.S. Ultra Long Treasury Note	June 2016	USD	8,184,344	5,191
(42)	Long U.S. Treasury Bond	June 2016	USD	6,910,312	33,392
475	Ultra Long U.S. Treasury Bond	June 2016	USD	82,249,219	(115,831)
143	90-Day Euro-Dollar	September 2016	USD	35,469,363	(18,105)
(43)	90-Day Euro Future	December 2016	USD	10,660,238	2,618
(100)	90-Day Euro-Dollar	December 2017	USD	24,745,000	(187,880)
4	90-Day Euro-Dollar	March 2018	USD	989,300	(1,917)
Total					$(493,884)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,302,500	USD	1,834,953	Northern Trust Co.	3/01/16	$(22,068)
EUR	524,000	USD	581,426	Morgan Stanley & Co. International PLC	3/03/16	(11,378)
USD	380,394	EUR	340,000	Citibank N.A.	3/03/16	10,516
USD	335,468	EUR	307,000	UBS AG	3/03/16	1,490
USD	12,032,550	GBP	8,423,000	UBS AG	3/03/16	308,982
SEK	16,096,223	USD	1,892,500	Citibank N.A.	3/07/16	(12,196)
SEK	16,196,144	USD	1,892,500	Morgan Stanley & Co. International PLC	3/07/16	(523)
USD	3,785,000	SEK	32,068,223	Morgan Stanley & Co. International PLC	3/07/16	38,903
EUR	1,660,000	USD	1,842,617	BNP Paribas Securities Corp.	3/08/16	(36,515)
EUR	3,410,000	USD	3,734,594	BNP Paribas Securities Corp.	3/08/16	(24,469)
EUR	1,660,000	USD	1,848,689	UBS AG	3/08/16	(42,587)
USD	3,846,139	EUR	3,410,000	BNP Paribas Securities Corp.	3/08/16	136,014
AUD	1,592,660	EUR	1,035,000	Goldman Sachs Bank USA	3/15/16	9,756
USD	11,661,723	GBP	8,416,000	Royal Bank of Scotland PLC	4/05/16	(53,637)
SEK	16,034,785	CHF	1,860,000	Morgan Stanley & Co. International PLC	4/12/16	9,157
SEK	15,717,600	CHF	1,820,000	Royal Bank of Scotland PLC	4/12/16	12,195
SEK	15,730,450	EUR	1,660,000	Morgan Stanley & Co. International PLC	4/12/16	32,112
SEK	15,786,685	EUR	1,680,000	Morgan Stanley & Co. International PLC	4/12/16	16,907
Total						$372,659

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Receive	3-Month LIBOR	2/17/17	USD	3,000	$188,017
2-Year Interest Rate Swap	Citibank N.A.	Call	1.55%	Receive	3-Month LIBOR	1/25/18	USD	40,000	511,856
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.80%	Receive	3-Month LIBOR	2/08/18	USD	2,000	83,574
10-Year Interest Rate Swap	UBS AG	Call	1.75%	Receive	3-Month LIBOR	2/09/18	USD	2,000	79,247
10-Year Interest Rate Swap	Barclays Bank PLC	Call	1.65%	Receive	3-Month LIBOR	1/07/19	USD	4,920	194,885
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-Month LIBOR	1/07/19	USD	4,920	194,885
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.47%	Receive	3-Month LIBOR	1/22/19	USD	1,300	193,896
10-Year Interest Rate Swap	Citibank N.A.	Call	1.50%	Receive	3-Month LIBOR	2/04/19	USD	5,000	173,611
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.12%	Receive	3-Month LIBOR	9/17/20	USD	800	198,545
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.12%	Receive	3-Month LIBOR	9/17/20	USD	800	198,545
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.40%	Receive	3-Month LIBOR	2/08/21	USD	670	103,448
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.42%	Receive	3-Month LIBOR	2/08/21	USD	670	104,919
30-Year Interest Rate Swap	Deutsche Bank AG	Call	2.40%	Receive	3-Month LIBOR	2/09/21	USD	1,000	154,437
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.03%	Receive	3-Month LIBOR	12/10/25	USD	2,000	209,840
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.83%	Receive	3-Month LIBOR	1/13/26	USD	2,000	190,889
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.30%	Pay	3-Month LIBOR	9/21/16	USD	4,020	14,445

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.80%	Pay	3-Month LIBOR	2/08/18	USD	2,000	$98,930
10-Year Interest Rate Swap	UBS AG	Put	1.75%	Pay	3-Month LIBOR	2/09/18	USD	2,000	103,875
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.65%	Pay	3-Month LIBOR	1/07/19	USD	4,920	57,786
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.65%	Pay	3-Month LIBOR	1/07/19	USD	4,920	57,786
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.47%	Pay	3-Month LIBOR	1/22/19	USD	1,300	128,045
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Pay	3-Month LIBOR	2/04/19	USD	5,000	111,319
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.12%	Pay	3-Month LIBOR	9/17/20	USD	800	56,273
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.12%	Pay	3-Month LIBOR	9/17/20	USD	800	56,273
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.50%	Pay	3-Month LIBOR	2/01/21	USD	4,000	121,099
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.40%	Pay	3-Month LIBOR	2/08/21	USD	670	91,309
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.42%	Pay	3-Month LIBOR	2/08/21	USD	670	89,873
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Pay	3-Month LIBOR	2/09/21	USD	1,000	136,327
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.03%	Pay	3-Month LIBOR	12/10/25	USD	2,000	114,649
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.83%	Pay	3-Month LIBOR	1/13/26	USD	2,000	127,367
Total									$4,145,950

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Citibank N.A.	3/03/2016	SEK	8.75	USD	7,520	$1,429
EUR Currency	Call	HSBC Bank PLC	3/04/2016	USD	1.13	EUR	6,810	156
EUR Currency	Call	Credit Suisse International	3/11/2016	AUD	1.53	EUR	3,630	39,734
EUR Currency	Call	Deutsche Bank AG	3/11/2016	AUD	1.60	EUR	3,630	4,707
USD Currency	Put	Citibank N.A.	3/03/2016	SEK	8.46	USD	7,520	3,888
EUR Currency	Put	HSBC Bank PLC	3/04/2016	USD	1.10	EUR	6,810	67,319
EUR Currency	Put	Deutsche Bank AG	3/11/2016	AUD	1.44	EUR	3,630	963
EUR Currency	Put	Citibank N.A.	4/01/2016	JPY	121.30	EUR	6,925	90,325
NZD Currency	Put	Deutsche Bank AG	4/28/2016	USD	0.65	NZD	11,220	124,392
USD Currency	Put	UBS AG	4/28/2016	NOK	8.39	USD	7,420	49,818
AUD Currency	Put	HSBC Bank PLC	6/01/2016	USD	0.70	AUD	10,465	138,729
Total								$521,460

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
90-Day Euro Future	Call	12/19/16	USD	99.25	110	$(39,187)
90-Day Euro Future	Put	12/19/16	USD	99.25	110	(62,563)
Total						$(101,750)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.50%	Pay	3-Month LIBOR	3/17/16	USD	12,000	$(1,038,150)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.60%	Pay	3-Month LIBOR	3/17/16	USD	12,000	(1,152,051)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.23%	Pay	3-Month LIBOR	7/27/16	EUR	6,900	(100,347)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	1.40%	Pay	3-Month LIBOR	8/30/16	USD	5,000	(68,875)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-Month LIBOR	12/05/16	USD	6,700	(285,252)
10-Year Interest Rate Swap	Credit Suisse International	Call	2.35%	Pay	3-Month LIBOR	1/09/17	USD	2,500	(174,282)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.10%	Pay	3-Month LIBOR	1/27/17	USD	4,400	(231,745)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.01%	Pay	3-Month LIBOR	2/10/17	EUR	39,800	(310,219)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.35%	Pay	3-Month LIBOR	2/13/17	USD	6,900	(481,908)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.01%	Pay	3-Month LIBOR	2/17/17	EUR	4,500	(35,302)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.50%	Pay	3-Month LIBOR	2/17/17	USD	4,500	(101,549)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-Month LIBOR	3/06/17	USD	1,800	(95,420)
5-Year Interest Rate Swap	Citibank N.A.	Call	0.50%	Pay	3-Month LIBOR	10/23/17	EUR	3,340	(78,102)
5-Year Interest Rate Swap	UBS AG	Call	0.10%	Pay	3-Month LIBOR	10/26/17	EUR	6,200	(67,167)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	25

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.50%	Pay	3-Month LIBOR	10/30/17	EUR	7,000	$(163,363)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.15%	Pay	3-Month LIBOR	12/04/17	EUR	10,000	(120,789)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.95%	Pay	3-Month LIBOR	12/15/17	USD	39,800	(736,284)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.58%	Pay	3-Month LIBOR	12/18/17	USD	9,100	(777,845)
2-Year Interest Rate Swap	Credit Suisse International	Call	2.02%	Pay	3-Month LIBOR	12/18/17	USD	19,900	(387,640)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.88%	Pay	3-Month LIBOR	1/08/18	USD	8,200	(142,801)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.05%	Pay	3-Month LIBOR	1/25/18	USD	60,000	(433,457)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.40%	Pay	3-Month LIBOR	2/09/18	USD	8,200	(217,504)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.25%	Pay	3-Month LIBOR	2/09/18	USD	10,000	(92,404)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.24%	Pay	3-Month LIBOR	2/12/18	USD	17,600	(161,040)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.51%	Pay	3-Month LIBOR	4/09/18	USD	2,400	(194,417)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.50%	Pay	3-Month LIBOR	1/07/19	USD	4,100	(327,199)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.50%	Pay	3-Month LIBOR	1/07/19	USD	4,100	(327,199)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Pay	3-Month LIBOR	2/04/19	USD	4,000	(244,283)
7-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.70%	Receive	3-Month LIBOR	3/10/16	EUR	3,000	—
10-Year Interest Rate Swap	Citibank N.A.	Put	2.70%	Receive	3-Month LIBOR	3/21/16	USD	5,000	(1)
5-Year Interest Rate Swap	Citibank N.A.	Put	0.50%	Receive	3-Month LIBOR	3/21/16	EUR	5,000	(6)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	0.60%	Receive	3-Month LIBOR	4/26/16	EUR	15,000	(1,003)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.70%	Receive	3-Month LIBOR	7/15/16	USD	4,000	(11,383)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.23%	Receive	3-Month LIBOR	7/27/16	EUR	6,900	(19,816)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.90%	Receive	3-Month LIBOR	8/30/16	USD	5,000	(70,736)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.70%	Receive	3-Month LIBOR	8/31/16	USD	53,700	(231,523)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.75%	Receive	3-Month LIBOR	9/02/16	EUR	10,400	(5,751)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.45%	Receive	3-Month LIBOR	9/21/16	USD	16,900	(15,470)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.00%	Receive	3-Month LIBOR	10/03/16	USD	1,000	(2,775)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.10%	Receive	3-Month LIBOR	12/05/16	USD	6,700	(22,917)
10-Year Interest Rate Swap	Credit Suisse International	Put	2.75%	Receive	3-Month LIBOR	1/09/17	USD	2,500	(12,761)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.20%	Receive	3-Month LIBOR	1/09/17	USD	3,600	(12,360)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.10%	Receive	3-Month LIBOR	1/27/17	USD	4,400	(77,309)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.75%	Receive	3-Month LIBOR	1/30/17	USD	6,800	(38,616)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-Month LIBOR	1/30/17	USD	4,000	(22,715)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-Month LIBOR	1/30/17	USD	2,000	(11,358)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-Month LIBOR	1/30/17	USD	2,000	(11,358)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.50%	Receive	3-Month LIBOR	2/10/17	EUR	49,800	(205,927)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.90%	Receive	3-Month LIBOR	2/13/17	USD	6,900	(32,062)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-Month LIBOR	2/17/17	USD	3,000	(5,080)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.51%	Receive	3-Month LIBOR	2/17/17	EUR	6,000	(25,044)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.45%	Receive	3-Month LIBOR	2/23/17	EUR	14,200	(70,797)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.45%	Receive	3-Month LIBOR	2/23/17	EUR	12,100	(60,327)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-Month LIBOR	3/06/17	USD	1,800	(6,571)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.15%	Receive	3-Month LIBOR	9/11/17	EUR	10,800	(31,012)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Put	1.10%	Receive	3-Month LIBOR	9/25/17	EUR	10,000	(33,251)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.20%	Receive	3-Month LIBOR	10/02/17	USD	1,200	(10,607)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	3-Month LIBOR	10/23/17	EUR	6,670	(29,378)
5-Year Interest Rate Swap	UBS AG	Put	0.50%	Receive	3-Month LIBOR	10/26/17	EUR	6,200	(64,763)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	Receive	3-Month LIBOR	10/26/17	EUR	12,300	(54,966)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.00%	Receive	3-Month LIBOR	10/30/17	EUR	14,000	(63,287)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.65%	Receive	3-Month LIBOR	12/04/17	EUR	10,000	(90,444)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.95%	Receive	3-Month LIBOR	12/15/17	USD	39,800	(134,843)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.58%	Receive	3-Month LIBOR	12/18/17	USD	9,100	(177,750)
2-Year Interest Rate Swap	Credit Suisse International	Put	2.02%	Receive	3-Month LIBOR	12/18/17	USD	19,900	(62,771)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.88%	Receive	3-Month LIBOR	1/08/18	USD	8,200	(32,231)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	Receive	3-Month LIBOR	1/08/18	EUR	7,200	(41,358)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.30%	Receive	3-Month LIBOR	1/25/18	USD	20,000	(49,939)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.40%	Receive	3-Month LIBOR	2/09/18	USD	8,200	(214,793)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.25%	Receive	3-Month LIBOR	2/09/18	USD	10,000	(86,336)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.24%	Receive	3-Month LIBOR	2/12/18	USD	17,600	(153,997)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.51%	Receive	3-Month LIBOR	4/09/18	USD	2,400	(60,308)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.80%	Receive	3-Month LIBOR	1/07/19	USD	4,100	(107,166)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.80%	Receive	3-Month LIBOR	1/07/19	USD	4,100	(107,166)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.35%	Receive	3-Month LIBOR	2/04/19	USD	4,000	(163,332)
10-Year Interest Rate Swap	Bank of America N.A.	Put	5.50%	Receive	3-Month LIBOR	2/01/21	USD	10,000	(124,481)
Total									$(11,414,439)

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Deutsche Bank AG	3/11/2016	AUD	1.53	EUR	3,630	$(39,734)
AUD Currency	Call	HSBC Bank PLC	6/01/2016	USD	0.74	AUD	10,465	(63,789)
EUR Currency	Put	Credit Suisse International	3/11/2016	AUD	1.44	EUR	3,630	(963)
EUR Currency	Put	Deutsche Bank AG	3/11/2016	AUD	1.48	EUR	3,630	(6,859)
EUR Currency	Put	Citibank N.A.	4/01/2016	JPY	119.00	EUR	10,390	(76,407)
NZD Currency	Put	Deutsche Bank AG	4/28/2016	USD	0.63	NZD	22,440	(131,356)
USD Currency	Put	UBS AG	4/28/2016	NOK	8.14	USD	14,840	(36,358)
Total								$(355,466)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)
0.77%[1]	3-Month LIBOR	N/A	2/05/18	USD	107,000	$159,892
1.40%[1]	Overnight USD LIBOR	4/05/16[2]	5/31/20	USD	10,590	(281,268)
1.48%[1]	Overnight USD LIBOR	4/05/16[2]	5/31/20	USD	10,030	(300,137)
1.09%[1]	3-Month LIBOR	7/06/16[2]	8/31/20	USD	23,590	36,726
1.37%[1]	3-Month LIBOR	N/A	1/19/21	USD	1,300	(14,275)
2.11%[3]	3-Month LIBOR	N/A	1/08/26	USD	2,700	136,178
2.13%[3]	3-Month LIBOR	N/A	1/08/26	USD	1,100	57,490
2.07%[3]	3-Month LIBOR	N/A	1/11/26	USD	1,600	74,968
2.08%[3]	3-Month LIBOR	N/A	1/11/26	USD	1,600	75,043
2.08%[3]	3-Month LIBOR	N/A	1/11/26	USD	1,300	61,095
2.09%[3]	3-Month LIBOR	N/A	1/11/26	USD	1,000	48,450
2.04%[3]	3-Month LIBOR	N/A	1/13/26	USD	1,300	56,678
1.85%[3]	3-Month LIBOR	N/A	1/19/26	USD	2,000	50,654
1.89%[3]	3-Month LIBOR	N/A	1/19/26	USD	1,300	37,690
1.91%[3]	3-Month LIBOR	N/A	1/19/26	USD	1,000	31,389
1.94%[3]	3-Month LIBOR	N/A	1/19/26	USD	2,100	70,852
1.90%[3]	3-Month LIBOR	N/A	1/29/26	USD	500	15,054
1.89%[3]	3-Month LIBOR	N/A	2/01/26	USD	1,500	44,512
1.92%[3]	3-Month LIBOR	N/A	2/01/26	USD	7,000	222,240
1.83%[3]	3-Month LIBOR	N/A	2/02/26	USD	450	10,678
1.84%[3]	3-Month LIBOR	N/A	2/02/26	USD	700	17,303
1.78%[3]	3-Month LIBOR	N/A	2/04/26	USD	2,000	36,930
1.79%[3]	3-Month LIBOR	N/A	2/04/26	USD	2,600	52,179
1.72%[3]	3-Month LIBOR	N/A	2/05/26	USD	1,000	12,888
1.73%[3]	3-Month LIBOR	N/A	2/05/26	USD	1,000	14,115
1.78%[3]	3-Month LIBOR	N/A	2/05/26	USD	1,000	18,975
1.77%[3]	3-Month LIBOR	N/A	2/08/26	USD	500	8,989
1.67%[3]	3-Month LIBOR	N/A	2/10/26	USD	800	7,311
1.69%[3]	3-Month LIBOR	N/A	2/10/26	USD	800	8,750
1.60%[3]	3-Month LIBOR	N/A	2/12/26	USD	500	1,109
1.62%[3]	3-Month LIBOR	N/A	2/12/26	USD	500	1,747
1.41%[3]	3-Month LIBOR	N/A	2/16/26	USD	1,000	(16,121)
1.43%[3]	3-Month LIBOR	N/A	2/16/26	USD	1,000	(14,560)
1.46%[3]	3-Month LIBOR	N/A	2/16/26	USD	1,000	(11,217)
1.47%[3]	3-Month LIBOR	N/A	2/16/26	USD	1,000	(10,017)
1.48%[3]	3-Month LIBOR	N/A	2/16/26	USD	1,500	(14,812)
1.48%[3]	3-Month LIBOR	N/A	2/16/26	USD	750	(7,371)
1.48%[3]	3-Month LIBOR	N/A	2/16/26	USD	750	(7,335)
1.71%[1]	3-Month LIBOR	N/A	2/19/26	USD	1,000	(11,957)
1.71%[1]	3-Month LIBOR	N/A	2/19/26	USD	1,000	(12,667)
1.66%[3]	3-Month LIBOR	N/A	2/22/26	USD	500	3,718
1.60%[3]	3-Month LIBOR	N/A	2/23/26	USD	500	890
1.61%[1]	3-Month LIBOR	N/A	2/26/26	USD	1,000	(2,379)
1.61%[1]	3-Month LIBOR	N/A	3/01/26	USD	500	(1,322)
1.62%[1]	3-Month LIBOR	N/A	3/01/26	USD	500	(1,773)
2.08%[1]	3-Month LIBOR	6/30/16[2]	8/15/41	USD	4,590	(43,032)
2.41%[1]	3-Month LIBOR	N/A	1/19/46	USD	300	(22,911)
2.33%[1]	3-Month LIBOR	N/A	1/25/46	USD	300	(17,454)
2.25%[1]	3-Month LIBOR	N/A	2/05/46	USD	400	(16,118)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	27

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (concluded)

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)
2.06%[1]	3-Month LIBOR	N/A	2/12/46	USD	200	$1,297
2.16%[1]	3-Month LIBOR	N/A	2/12/46	USD	500	(9,450)
1.95%[1]	3-Month LIBOR	N/A	2/16/46	USD	200	6,284
1.99%[1]	3-Month LIBOR	N/A	2/16/46	USD	200	4,469
2.04%[1]	3-Month LIBOR	N/A	2/16/46	USD	200	1,984
2.05%[1]	3-Month LIBOR	N/A	2/28/46	USD	50	388
2.10%[1]	3-Month LIBOR	N/A	3/02/46	USD	100	(434)
Total						$572,305

[1] Trust pays the fixed rate and receives the floating rate.
[2] Forward swap.
[3] Trust pays the floating rate and receives the fixed rate.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
0.00%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	9/26/17	[2]	9/26/19	USD	21,000	$58,052	—	$58,052
0.00%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/19/25	[2]	5/19/35	USD	5,000	30,387	—	30,387
0.00%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/21/25	[2]	5/21/35	USD	2,500	23,289	—	23,289
0.00%[1]	3-Month LIBOR	Citibank, N.A.	6/09/25	[2]	6/09/35	USD	1,500	14,456	—	14,456
0.00%[1]	3-Month LIBOR	Citibank N.A.	6/09/25	[2]	6/09/35	USD	1,500	14,805	—	14,805
Total								$140,989	—	$140,989

[1] Trust pays the floating rate and receives the fixed rate.
[2] Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	3,600	$(26,461)	$40,661	$(67,122)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(3)	5	(8)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(2)	5	(7)
Total						$(26,466)	$40,671	$(67,137)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	1,080	$4,271	$(11,022)	$15,293
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	1,810	7,158	(16,563)	23,721
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	1,460	5,774	(13,624)	19,398
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	550	2,175	(4,489)	6,664
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	1,000	3,956	(9,082)	13,038
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	575	3,161	(7,382)	10,543
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	595	3,269	(6,997)	10,266
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	NR	USD	5,000	(1,307,465)	(531,296)	(776,169)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	NR	USD	2,500	(653,733)	(262,465)	(391,268)
Total							$(1,931,434)	$(862,920)	$(1,068,514)

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Transactions in Options Written for the Period Ended February 29, 2016

	Calls
		Notional (000)
	Contracts	AUD	EUR	NZD	USD	Premiums Received
Outstanding options, beginning of period	449	—	16,350	—	173,900	$2,666,359
Options written	110	10,465	97,570	—	205,100	3,888,209
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	—	(27,700)	(246,530)
Options closed	(449)	—	(32,550)	—	(108,100)	(1,908,346)

Outstanding options, end of period	110	10,465	81,370	—	243,200	$4,399,692

	Puts
		Notional (000)
	Contracts	AUD	EUR	NZD	USD	Premiums Received
Outstanding options, beginning of period	—	—	56,000	—	208,200	$4,126,898
Options written	110	—	197,850	22,440	341,440	5,634,503
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	—	(44,700)	(647,068)
Options closed	—	—	(36,630)	—	(202,200)	(3,249,099)

Outstanding options, end of period	110	—	217,220	22,440	302,740	$5,865,234

Derivative Financial Instruments Categorized by Risk Exposure

As	of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$41,201	—	$41,201
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$576,032	—	—	576,032
Options purchased	Investments at value — unaffiliated[2]	—	—	—	521,460	4,145,950	—	4,667,410
Swaps — Centrally cleared	Net unrealized appreciation[1]	—	—	—	—	1,388,915	—	1,388,915
Swaps — OTC	Unrealized appreciation on OTC derivatives; Swaps premiums paid	—	$139,594	—	—	140,989	—	280,583
Total		—	$139,594	—	$1,097,492	$5,717,055	—	$6,954,141

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$535,085	—	$535,085
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$203,373	—	—	203,373
Options written	Options written at value				355,466	11,516,189	—	11,871,655
Swaps — Centrally cleared	Net unrealized depreciation[1]	—	—	—	—	816,610	—	816,610
Swaps — OTC	Unrealized depreciation on OTC derivatives; Swaps premiums received	—	$2,097,494	—	—	—	—	2,097,494
Total		—	$2,097,494	—	$558,839	$12,867,884	—	$15,524,217

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Schedule of Investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	29

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

For the period ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Financial futures contracts	—	—	—	—	$3,002,352	—	$3,002,352
Forward foreign currency exchange contracts	—	—	—	$583,135	—	—	583,135
Options purchased[1]	—	—	—	(91,673)	(39,184)	—	(130,857)
Options written	—	—	—	12,858	2,366,782	—	2,379,640
Swaps	—	$111,459	—	—	(2,276,092)	—	(2,164,633)

Total	—	$111,459	—	$504,320	$3,053,858	—	$3,669,637

[1] Options purchased are in included in net realized gain (loss) from investments.

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$703,370	—	$703,370
Forward foreign currency exchange contracts	—	—	—	$176,277	—	—	176,277
Options purchased[1]	—	—	—	(241,102)	610,912	—	369,810
Options written	—	—	—	198,923	(2,925,520)	—	(2,726,597)
Swaps	—	$(1,223,253)	—	—	840,132	—	(383,121)

Total	—	$(1,223,253)	—	$134,098	$(771,106)	—	$(1,860,261)

[1] Options purchased are in included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$337,310,426
Average notional value of contracts — short	$209,791,441
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$39,423,888
Average amounts sold — in USD	$15,902,855
Options:
Average value of option contracts purchased	$260,730
Average value of option contracts written	$228,608
Average notional value of swaption contracts purchased	$63,200,000
Average notional value of swaption contracts written	$636,136,317
Credit default swaps:
Average notional value — buy protection	$3,601,000
Average notional value — sell protection	$10,820,000
Interest rate swaps:
Average notional value — pays fixed rate	$123,125,000
Average notional value — receives fixed rate	$65,148,529

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	$267,392		$103,750
Forward foreign currency exchange contracts	576,032		203,373
Options	4,667,410	[1]	11,871,655
Swaps — Centrally cleared	93,883		68,360
Swaps — OTC[2]	280,583		2,097,494

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$5,885,300		$14,344,632

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(361,275)		(273,860)

Total derivative assets and liabilities subject to an MNA	$5,524,025		$14,070,772

[1] Includes options purchased at value which is included in Investments at value—unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
[2] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$121,099	$(121,099)	—	—	—
Barclays Bank PLC	611,588	(611,588)	—	—	—
BNP Paribas Securities Corp.	136,014	(60,984)	—	—	$75,030
Citibank N.A.	953,014	(953,014)	—	—	—
Credit Suisse International	55,027	(55,027)	—	—	—
Deutsche Bank AG	947,723	(947,723)	—	—	—
Goldman Sachs Bank USA	539,492	(539,492)	—	—	—
HSBC Bank PLC	206,204	(63,789)	—	—	142,415
JPMorgan Chase Bank N.A.	1,270,793	(568,927)	—	$(520,000)	181,866
Morgan Stanley & Co. International PLC	97,079	(11,901)	—	—	85,178
Morgan Stanley Capital Services LLC	30,385	(21,052)	—	—	9,333
Royal Bank of Scotland PLC	12,195	(12,195)	—	—	—
UBS AG	543,412	(307,199)	—	—	236,213

Total	$5,524,025	$(4,273,990)	—	$(520,000)	$730,035

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$124,481	$(121,099)	—	—	$3,382
Barclays Bank PLC	4,116,740	(611,588)	—	$(3,250,000)	255,152
BNP Paribas Securities Corp.	60,984	(60,984)	—	—	—
Citibank N.A.	1,410,534	(953,014)	—	(457,520)	—
Credit Suisse International	1,303,172	(55,027)	—	(1,040,000)	208,145
Deutsche Bank AG	5,049,381	(947,723)	—	(3,720,000)	381,658
Goldman Sachs Bank USA	923,656	(539,492)	—	(384,164)	—
HSBC Bank PLC	63,789	(63,789)	—	—	—
JPMorgan Chase Bank N.A.	568,927	(568,927)	—	—	—
Morgan Stanley & Co. International PLC	11,901	(11,901)	—	—	—
Morgan Stanley Capital Services LLC	21,052	(21,052)	—	—	—
Northern Trust Co.	22,068	—	—	—	22,068
Royal Bank of Scotland PLC	86,888	(12,195)	—	—	74,693
UBS AG	307,199	(307,199)	—	—	—

Total	$14,070,772	$(4,273,990)	—	$(8,851,684)	$945,098

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Excess of collateral pledged from the individual counterparty is not shown for financial reporting purposes.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$75,148,691	$18,280,747	$93,429,438
Corporate Bonds	—	464,531,902	7,635,379	472,167,281
Floating Rate Loan Interests	—	3,245,474	261,635	3,507,109
Foreign Agency Obligations	—	15,571,667	—	15,571,667
Municipal Bonds	—	24,720,925	—	24,720,925
Non-Agency Mortgage-Backed Securities	—	115,138,892	6	115,138,898
Preferred Securities	$13,552,946	84,593,997	—	98,146,943
U.S. Government Sponsored Agency Securities	—	72,657,389	286	72,657,675
U.S. Treasury Obligations	—	106,768,656	—	106,768,656

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	31

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Short-Term Securities:
Money Market Funds	$9,946,997	—	—	$9,946,997
Options Purchased	—	$4,667,410	—	4,667,410

Total	$23,499,943	$967,045,003	$26,178,053	$1,016,722,999

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$98,923	—	$98,923
Foreign currency exchange contracts	—	576,032	—	576,032
Interest rate contracts	$41,201	1,529,904	—	1,571,105
Liabilities:
Credit contracts	—	(1,234,574)	—	(1,234,574)
Foreign currency exchange contracts	—	(558,839)	—	(558,839)
Interest rate contracts	(636,835)	(12,231,049)	—	(12,867,884)

Total	$(595,634)	$(11,819,603)	—	$(12,415,237)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$184,051	—	—	$184,051
Cash pledged:
Collateral — OTC derivatives	9,130,000	—	—	9,130,000
Financial futures contracts	2,600,970	—	—	2,600,970
Centrally cleared swaps	551,940	—	—	551,940
Foreign currency at value	370,110	—	—	370,110
Liabilities:
Cash received as collateral for centrally cleared swaps	—	$(520,000)	—	(520,000)
Reverse repurchase agreements	—	(277,642,210)	—	(277,642,210)

Total	$12,837,071	$(278,162,210)	—	$(265,325,139)

During the six months ended February 29, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2015	$22,613,310	$5,716,325	—	$8	$357	$28,330,000
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Accrued discounts/premiums	(96,783)	—	—	—	—	(96,783)
Net realized gain (loss)	(179,515)	—	—	5	1	(179,509)
Net change in unrealized appreciation (depreciation)[1,2]	(591,059)	310,374	$1,675	(2)	(71)	(279,083)
Purchases	—	1,621,622	259,960	—	—	1,881,582
Sales	(3,465,206)	(12,942)	—	(5)	(1)	(3,478,154)
Closing Balance, as of February 29, 2016	$18,280,747	$7,635,379	$261,635	$6	$286	$26,178,053

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016[2]	$(526,184)	$310,374	$1,675	$(2)	$(71)	$(214,208)

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

[2]    Any difference between Net change in unrealized appreciation (depreciation) and Net change in unrealized appreciation (depreciation) on investments held as of February 29, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $18,542,674. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Corporate Bonds	$7,635,379	Yield Analysis	Credit Spread[1]	162.0 – 256.0	235.88
			T-Bond Reference Rate[1]	1.92% – 2.75%	2.57%
			Weighted Average Life[1]	6.4 – 24.4 years	20.57
Total	$7,635,379

[1] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease in value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	33

Consolidated Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Capital Markets — 1.9%
American Capital Ltd. (a)		1,522,327	$20,840,657
E*Trade Financial Corp. (a)		169,584	3,978,451
Uranium Participation Corp. (a)		176,860	643,127

			25,462,235
Chemicals — 0.1%
Advanced Emissions Solutions, Inc. (a)		168,580	800,755
Consumer Finance — 1.5%
Ally Financial, Inc.		1,101,275	19,360,415
Ally Financial, Inc. (a)		25,002	439,535

			19,799,950
Diversified Financial Services — 0.0%
Concrete Investments II S.C.A.		4,997	—
Kcad Holdings I Ltd. (a)		2,223,465,984	22,235

			22,235
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		192,400	269,359
Energy Equipment & Services — 0.1%
Laricina Energy Ltd. (a)(b)		211,764	18,782
Osum Oil Sands Corp. (a)(b)		400,000	1,040,591

			1,059,373
Hotels, Restaurants & Leisure — 0.4%
Amaya, Inc.		118,172	1,709,258
Amaya, Inc. (a)		259,108	3,747,778

			5,457,036
Media — 0.1%
Time Warner Cable, Inc.		7,968	1,520,772
Metals & Mining — 0.1%
African Minerals Ltd. (a)		225,302	3
Peninsula Energy Ltd. (a)		2,051,920	1,200,937

			1,200,940
Oil, Gas & Consumable Fuels — 0.4%
Gener8 Maritime Corp.		965,338	5,994,749
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/29/15, cost $187,463) (c)		12,175	12,175
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	24,210
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		59,550	2,209,305
Total Common Stocks — 4.7%			63,833,094

Asset-Backed Securities (d) — 2.4%	Par (000)
ALM Loan Funding, Series 2013-7RA (e):
Class C, 4.07%, 4/24/24	USD	2,340	2,112,126
Class D, 5.62%, 4/24/24		2,360	2,159,347
ALM XII Ltd., Series 2015-12A (e):
Class C1, 4.37%, 4/16/27		1,500	1,361,250
Class D, 6.12%, 4/16/27		250	178,769
ALM XIV Ltd., Series 2014-14A, Class C, 4.07%, 7/28/26 (e)		500	418,201
AMMC CLO Ltd., Series 2014-15A (e):
Class C1, 3.94%, 12/09/26		1,000	987,500
Class D, 4.68%, 12/09/26		1,000	927,500
Apidos CLO XVIII, Series 2014-18A, Class C, 4.27%, 7/22/26 (e)		550	459,015

Asset-Backed Securities (d) — 2.4%	Par (000)		Value
Atlas Senior Loan Fund V Ltd., Series 2014-1A (e):
Class C, 3.62%, 7/16/26	USD	250	$234,359
Class D, 4.07%, 7/16/26		250	198,246
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (e)		850	835,691
Benefit Street Partners CLO, Ltd., Series 2014-IVA, Class C, 4.12%, 7/20/26 (e)		500	409,156
BlueMountain CLO Ltd. (e):
Series 2014-1A, Class C, 3.37%, 4/30/26		1,000	950,767
Series 2015-1A, Class D, 6.07%, 4/13/27		750	566,675
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class C, 4.77%, 10/16/25 (e)		1,000	842,047
Cedar Funding, Ltd., Series 2014-3A, Class D, 4.17%, 5/20/26 (e)		535	431,035
CIFC Funding Ltd. (e):
Series 2011-1A, Class D, 5.62%, 1/19/23		750	717,944
Series 2014-2A, Class A3L, 3.47%, 5/24/26		500	463,349
Series 2014-3A, Class C1, 3.42%, 7/22/26		500	461,669
Dryden Senior Loan Fund, Series 2014-36A, Class D, 4.37%, 11/09/25 (e)		1,000	831,479
Highbridge Loan Management Ltd., Series 4A-2014, Class B, 3.62%, 7/28/25 (e)		570	533,690
LCM X LP, Series 10AR, Class ER, 5.82%, 4/15/22 (e)		1,000	832,341
LCM XIII LP, Series 13A, Class D, 4.42%, 1/19/23 (e)		500	422,756
Madison Park Funding Ltd. (e):
Series 2012-8AR, Class CR, 3.10%, 4/22/22		500	499,531
Series 2012-8AR, Class DR, 4.15%, 4/22/22		250	235,398
Series 2014-14A, Class D, 4.22%, 7/20/26		500	422,914
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.17%, 8/04/25 (e)		500	391,802
Neuberger Berman CLO XVIII Ltd., Series 2014-18A (e):
Class B, 3.77%, 11/14/25		500	486,970
Class C, 4.37%, 11/14/25		1,500	1,211,517
Oaktree EIF II Ltd., Series 2014-A2, Class C, 3.82%, 11/15/25 (e)		2,000	1,858,483
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23 (e)		1,200	986,039
Octagon Investment Partners XXII Ltd., Series 2014-1A (e):
Class C1, 3.87%, 11/25/25		1,000	953,180
Class D1, 4.52%, 11/25/25		1,000	801,053
OneMain Financial Issuance Trust, Series 2015-2A:
Class C, 4.32%, 7/18/25		200	194,430
Class D, 5.64%, 7/18/25		200	194,792
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.82%, 7/22/25 (e)		250	202,841
OZLM Funding IX Ltd., Series 2014-9A, Class C, 4.22%, 1/20/27 (e)		1,250	1,020,376
OZLM Funding XII Ltd., Series 2015-12A, Class D, 6.02%, 4/30/27 (e)		250	175,824
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.47%, 10/17/22 (e)		845	757,188
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.22%, 1/23/27 (e)		1,250	996,203
TICP CLO III Ltd., Series 2014-3A, Class C, 3.87%, 1/20/27 (e)		750	680,036
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.04%, 6/10/25 (e)		1,000	825,231
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.92%, 1/15/27 (e)		1,000	988,604
Voya CLO Ltd., Series 2014-4A, Class C, 4.62%, 10/14/26 (e)		1,750	1,488,337
Total Asset-Backed Securities — 2.4%			32,705,661

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 1.5%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (d)	USD	2,285	$1,639,488
Bombardier, Inc. (d):
5.50%, 9/15/18		923	830,700
7.50%, 3/15/25		1,450	1,018,625
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (d)		1,140	1,214,100
TransDigm, Inc.:
5.50%, 10/15/20		2,490	2,433,975
6.00%, 7/15/22		7,563	7,373,925
6.50%, 7/15/24		5,828	5,682,300

			20,193,113
Air Freight & Logistics — 0.7%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (d)		1,321	1,149,270
National Air Cargo Group, Inc.:
11.88%, 5/02/18		696	696,121
11.88%, 5/08/18		715	714,729
XPO Logistics, Inc.:
7.88%, 9/01/19 (d)		2,958	3,054,135
5.75%, 6/15/21	EUR	150	148,505
6.50%, 6/15/22 (d)	USD	4,105	3,884,356

			9,647,116
Airlines — 2.1%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (d)		6,336	6,462,637
Continental Airlines Pass-Through Trust, Series 1997-4, Class B, 6.90%, 7/02/18		106	107,899
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		742	783,050
US Airways Pass-Through Trust:
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,698,550
Series 2013-1, Class B, 5.38%, 5/15/23		4,917	4,881,628
Virgin Australia Trust, Series 2013-1 (d):
Class C, 7.13%, 10/23/18		5,527	5,554,956
Class D, 8.50%, 10/23/16		4,049	4,119,735

			27,608,455
Auto Components — 2.2%
Affinia Group, Inc., 7.75%, 5/01/21		1,854	1,909,620
Dakar Finance SA, 9.00%, 11/15/20 (f)	EUR	525	530,366
Dana Holding Corp., 6.75%, 2/15/21	USD	200	203,000
Fiat Chrysler Finance Europe, 4.75%, 7/15/22	EUR	907	1,030,339
Goodyear Tire & Rubber Co., 6.50%, 3/01/21	USD	1,110	1,168,974
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		3,012	2,793,630
5.88%, 2/01/22		2,797	2,440,383
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	753	1,016,621
Schaeffler Finance BV, 4.75%, 5/15/23 (d)	USD	1,440	1,407,600
Schaeffler Holding Finance BV (f):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	600	683,714
(6.25% Cash), 6.25%, 11/15/19 (d)	USD	2,130	2,217,863
(6.75% Cash), 6.75%, 11/15/22 (d)		6,753	7,158,180
(6.88% Cash or 7.63% PIK), 6.88%, 8/15/18 (d)		2,400	2,460,000
(6.88% Cash), 6.88%, 8/15/18	EUR	1,360	1,521,790
UCI International, Inc., 8.63%, 2/15/19	USD	7,080	1,416,000
ZF North America Capital, Inc.:
4.50%, 4/29/22 (d)		321	316,586
2.75%, 4/27/23	EUR	900	915,426

			29,190,092

Corporate Bonds	Par (000)		Value
Banks — 1.5%
Allied Irish Banks PLC, 4.13%, 11/26/25 (e)	EUR	325	$321,732
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		120	124,994
Banco Espirito Santo SA (g):
4.75%, 1/15/18	USD	1,900	599,405
4.00%, 1/21/19		1,100	347,024
Bankia SA, 4.00%, 5/22/24 (e)		1,000	1,003,814
CIT Group, Inc.:
5.25%, 3/15/18		4,320	4,444,200
6.63%, 4/01/18 (d)		1,400	1,471,750
5.50%, 2/15/19 (d)		6,919	7,161,165
5.00%, 8/01/23		560	560,000
6.00%, 4/01/36		2,800	2,576,000
HSH Nordbank AG, 0.62%, 2/14/17 (e)	EUR	1,265	1,195,032
Ibercaja Banco SA, 5.00%, 7/28/25 (e)		600	557,965

			20,363,081
Beverages — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21 (d)	USD	1,258	1,180,947
Horizon Holdings I SASU, 7.25%, 8/01/23	EUR	467	516,282
Hydra Dutch Holdings 2BV, 5.36%, 4/15/19 (e)		167	168,969

			1,866,198
Biotechnology — 0.1%
Rapid Holding GmbH, 6.63%, 11/15/20		700	780,152
Building Products — 2.0%
American Builders & Contractors Supply Co., Inc. (d):
5.63%, 4/15/21	USD	1,315	1,344,588
5.75%, 12/15/23		982	1,011,460
Builders FirstSource, Inc., 7.63%, 6/01/21 (d)		1,152	1,169,280
Building Materials Corp. of America, 6.00%, 10/15/25 (d)		4,118	4,184,917
Cemex SAB de CV, 4.38%, 3/05/23	EUR	345	318,074
CPG Merger Sub LLC, 8.00%, 10/01/21 (d)	USD	4,330	3,983,600
Masonite International Corp., 5.63%, 3/15/23 (d)		2,950	3,053,250
Ply Gem Industries, Inc., 6.50%, 2/01/22		3,921	3,357,356
Standard Industries, Inc. (d):
5.13%, 2/15/21		949	967,980
5.50%, 2/15/23		1,576	1,595,700
USG Corp.:
9.75%, 1/15/18		3,935	4,382,606
5.50%, 3/01/25 (d)		1,234	1,258,680

			26,627,491
Capital Markets — 2.1%
American Capital Ltd., 6.50%, 9/15/18 (d)		3,840	3,916,800
Blackstone CQP Holdco LP, 9.30%, 3/19/19		18,948	17,811,072
E*Trade Financial Corp.:
5.38%, 11/15/22		2,857	2,969,537
4.63%, 9/15/23		2,784	2,728,320
Series A, 0.00%, 8/31/19 (h)(i)		373	850,254

			28,275,983
Chemicals — 1.1%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (d)		1,760	1,870,000
Chemours Co., 7.00%, 5/15/25 (d)		1,041	754,725
Huntsman International LLC:
4.88%, 11/15/20		286	269,555
5.13%, 4/15/21	EUR	1,779	1,751,434
5.13%, 11/15/22 (d)	USD	1,254	1,147,410
Ineos Finance PLC, 4.00%, 5/01/23	EUR	248	252,183
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	3,738	2,541,840

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	35

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Chemicals (continued)
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	311	$321,432
NOVA Chemicals Corp. (d):
5.25%, 8/01/23	USD	184	181,240
5.00%, 5/01/25		415	406,700
Platform Specialty Products Corp. (d):
10.38%, 5/01/21		468	427,050
6.50%, 2/01/22		5,892	4,772,520
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	394	320,817
WR Grace & Co-Conn, 5.13%, 10/01/21 (d)	USD	232	241,280

			15,258,186
Commercial Services & Supplies — 1.9%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	500	638,511
ADS Waste Holdings, Inc., 8.25%, 10/01/20	USD	1,341	1,314,180
ADT Corp., 3.50%, 7/15/22		984	824,100
ARAMARK Corp., 5.75%, 3/15/20		3,123	3,224,497
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		720	682,200
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (f)	EUR	428	386,846
Mobile Mini, Inc., 7.88%, 12/01/20	USD	2,040	2,075,700
Mustang Merger Corp., 8.50%, 8/15/21 (d)	USD	2,688	2,735,040
Silk Bidco AS, 7.50%, 2/01/22	EUR	347	378,428
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	1,890	1,982,138
8.25%, 2/01/21		1,001	1,051,050
7.63%, 4/15/22		5,555	5,905,632
6.13%, 6/15/23		1,055	1,081,913
5.75%, 11/15/24		3,154	3,074,519
Verisure Holding AB, 6.00%, 11/01/22	EUR	775	864,161

			26,218,915
Communications Equipment — 2.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	6,018	6,123,315
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (d)		2,125	2,103,750
CommScope, Inc. (d):
4.38%, 6/15/20		2,278	2,317,865
5.50%, 6/15/24		2,169	2,103,930
Nokia OYJ, 6.63%, 5/15/39		3,596	3,667,920
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		7,677	8,233,582
6.00%, 4/01/23		5,615	5,530,775
6.38%, 5/15/25		2,765	2,640,575

			32,721,712
Construction & Engineering — 0.7%
AECOM Technology Corp.:
5.75%, 10/15/22		716	723,160
5.88%, 10/15/24		2,662	2,648,690
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	960	715,370
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (d)	USD	2,187	1,601,977
Novafives SAS, 4.50%, 6/30/21	EUR	120	104,695
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (d)	USD	2,412	2,442,150
Swissport Investments SA, 6.75%, 12/15/21	EUR	927	1,038,285
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23	USD	862	802,738

			10,077,065
Construction Materials — 2.7%
American Tire Distributors, Inc., 10.25%, 3/01/22 (d)		4,335	3,728,100
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (d)		566	597,130

Corporate Bonds	Par (000)		Value
Construction Materials (continued)
HD Supply, Inc.:
7.50%, 7/15/20	USD	16,335	$17,192,587
5.25%, 12/15/21 (d)		10,967	11,487,932
Officine MaccaFerri SpA, 5.75%, 6/01/21	EUR	675	613,013
PulteGroup, Inc., 5.50%, 3/01/26	USD	2,278	2,303,628

			35,922,390
Consumer Finance — 1.9%
Ally Financial, Inc.:
5.13%, 9/30/24		1,636	1,648,270
4.63%, 3/30/25		2,029	1,968,130
8.00%, 11/01/31		19,553	21,532,741
Navient Corp.:
5.50%, 1/25/23		165	136,538
6.13%, 3/25/24		165	138,088
5.88%, 10/25/24		280	226,800

			25,650,567
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (d)		825	851,813
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (d)		1,504	1,470,160
6.00%, 6/30/21 (d)		1,752	1,603,080
4.25%, 1/15/22	EUR	955	1,023,418
Ball Corp.:
4.38%, 12/15/20	USD	843	880,935
4.00%, 11/15/23		1,374	1,336,215
4.38%, 12/15/23	EUR	577	643,382
Beverage Packaging Holdings Luxembourg II SA (d):
5.63%, 12/15/16	USD	978	976,778
6.00%, 6/15/17		1,642	1,635,842
Crown European Holdings SA:
4.00%, 7/15/22	EUR	758	849,345
3.38%, 5/15/25		503	513,673
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (f)		300	334,285
Sealed Air Corp.:
4.88%, 12/01/22 (d)	USD	709	730,270
4.50%, 9/15/23	EUR	560	628,995
5.13%, 12/01/24 (d)	USD	3,431	3,559,662
SGD Group SAS, 5.63%, 5/15/19	EUR	205	217,947

			17,255,800
Diversified Consumer Services — 0.3%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	225	311,601
Laureate Education, Inc., 9.25%, 9/01/19 (d)	USD	1,205	614,550
Service Corp. International, 5.38%, 5/15/24		2,450	2,606,187

			3,532,338
Diversified Financial Services — 3.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		3,053	3,102,611
4.50%, 5/15/21		780	785,850
5.00%, 10/01/21		4,340	4,453,925
4.63%, 7/01/22		691	691,864
Aircastle Ltd.:
7.63%, 4/15/20		128	140,160
5.13%, 3/15/21		1,572	1,575,930
5.50%, 2/15/22		2,040	2,037,450
DFC Finance Corp., 10.50%, 6/15/20 (d)		2,045	1,273,012
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	681	852,536
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22		325	428,151
HRG Group, Inc., 7.88%, 7/15/19 (j)	USD	2,745	2,861,662

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
HSH Nordbank AG, 0.66%, 2/14/17 (e)	EUR	103	$97,281
International Lease Finance Corp.:
5.88%, 4/01/19	USD	160	169,000
8.25%, 12/15/20		150	173,438
4.63%, 4/15/21		687	693,870
5.88%, 8/15/22		4,010	4,265,637
Jarden Corp., 1.88%, 9/15/18 (i)		100	169,063
Jefferies Finance LLC/JFIN Co-Issuer Corp. (d):
7.38%, 4/01/20		2,695	2,075,150
6.88%, 4/15/22		2,552	1,799,160
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	33,755
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/16	EUR	350	39,979
4.75%, 1/16/17		1,890	215,884
1.00%, 2/05/17		3,950	429,701
1.00%, 12/31/49	USD	1,535	120,037
Mercury Bondco PLC, (8.25% Cash or 9.00% PIK), 8.25%, 5/30/21 (f)	EUR	1,803	1,909,770
MSCI, Inc., 5.75%, 8/15/25 (d)	USD	1,667	1,798,276
Pershing Square Holdings, Ltd., 5.50%, 7/15/22 (d)		2,100	1,831,515
ProGroup AG, 5.13%, 5/01/22	EUR	206	229,980
Reynolds Group Issuer, Inc.:
8.50%, 5/15/18	USD	1,700	1,700,000
9.88%, 8/15/19		899	925,970
5.75%, 10/15/20		6,454	6,631,485
8.25%, 2/15/21		1,681	1,651,582
UniCredit SpA, 6.95%, 10/31/22	EUR	475	570,412

			45,734,096
Diversified Telecommunication Services — 3.7%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	2,678	2,719,830
Series V, 5.63%, 4/01/20		3,867	3,915,337
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (d)		1,025	940,438
Consolidated Communications, Inc., 6.50%, 10/01/22		1,020	831,300
Frontier Communications Corp.:
8.50%, 4/15/20		2,275	2,314,813
6.25%, 9/15/21		3,005	2,663,181
7.13%, 1/15/23		1,330	1,156,688
7.63%, 4/15/24		1,927	1,686,125
6.88%, 1/15/25		3,871	3,261,318
Level 3 Financing, Inc.:
7.00%, 6/01/20		1,647	1,727,291
5.63%, 2/01/23		2,617	2,702,053
5.13%, 5/01/23		3,232	3,296,640
5.38%, 1/15/24 (d)		1,771	1,815,275
5.38%, 5/01/25		7,872	8,009,760
SoftBank Group Corp., 4.75%, 7/30/25	EUR	200	204,929
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	745	685,400
6.00%, 9/30/34		2,890	2,492,625
7.20%, 7/18/36		690	641,700
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	380	503,793
Telecom Italia SpA:
6.38%, 6/24/19	GBP	900	1,337,909
3.25%, 1/16/23	EUR	300	324,051
5.88%, 5/19/23	GBP	1,900	2,773,838
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,362	1,568,699
6.75%, 8/15/24		1,982	2,328,609

			49,901,602

Corporate Bonds	Par (000)		Value
Electric Utilities — 0.1%
Homer City Generation LP, (8.14% Cash), 8.14%, 10/01/19 (f)	USD	689	$447,691
Texas Competitive Electric Holdings Co., 10.50%, 11/01/16 (a)(g)		379	16,108
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series A, 10.25%, 11/01/15 (a)(g)		568	24,140
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	624	705,971

			1,193,910
Electrical Equipment — 0.3%
Areva SA, 4.88%, 9/23/24		50	42,426
Belden, Inc., 5.50%, 4/15/23		672	700,149
International Wire Group Holdings, Inc., 8.50%, 10/15/17 (d)	USD	1,421	1,406,790
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	1,405	1,566,641
Trionista TopCo GmbH, 6.88%, 4/30/21		418	474,727

			4,190,733
Electronic Equipment, Instruments & Components — 0.8%
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	4,354	4,462,850
5.50%, 12/01/24		6,477	6,687,503

			11,150,353
Energy Equipment & Services — 0.4%
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	110	86,756
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21	USD	283	233,475
6.75%, 8/01/22		811	677,185
MEG Energy Corp., 6.38%, 1/30/23 (d)		575	271,688
Transocean, Inc.:
3.00%, 10/15/17		1,914	1,722,600
6.00%, 3/15/18		2,520	2,028,600
6.50%, 11/15/20		1,019	601,210

			5,621,514
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	300	298,615
Food & Staples Retailing — 1.6%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	503	1,168,527
8.75%, 6/15/20		665	973,017
Brakes Capital, 7.13%, 12/15/18		830	1,199,539
Dollar Tree Inc., 5.25%, 3/01/20 (d)	USD	817	857,850
Family Dollar Stores, Inc., 5.00%, 2/01/21		1,434	1,499,333
Labeyrie Fine Foods SAS, 5.63%, 3/15/21	EUR	540	604,769
R&R Ice Cream PLC:
4.75%, 5/15/20		745	822,605
(9.25% Cash or 10.00% PIK), 9.25%, 5/15/18 (f)		823	894,757
Rite Aid Corp.:
9.25%, 3/15/20	USD	2,080	2,194,400
6.75%, 6/15/21		1,091	1,156,460
6.13%, 4/01/23 (d)		9,022	9,630,985

			21,002,242
Food Products — 1.3%
Acosta, Inc., 7.75%, 10/01/22 (d)		3,385	2,987,263
Aramark Services, Inc., 5.13%, 1/15/24 (d)		1,712	1,793,320
Boparan Finance PLC:
4.38%, 7/15/21	EUR	249	236,338
5.50%, 7/15/21	GBP	422	507,920
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (d)	USD	445	469,475

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	37

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Food Products (continued)
Post Holdings, Inc. (d):
7.75%, 3/15/24	USD	4,599	$5,035,905
8.00%, 7/15/25		1,826	2,013,165
Smithfield Foods, Inc.:
5.88%, 8/01/21 (d)		891	906,316
6.63%, 8/15/22		1,516	1,599,380
TreeHouse Foods, Inc., 6.00%, 2/15/24 (d)		976	1,027,240
WhiteWave Foods Co., 5.38%, 10/01/22		1,255	1,342,850

			17,919,172
Forest Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (d)		1,610	1,384,600
Health Care Equipment & Supplies — 1.0%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (d)		3,373	2,428,560
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)		6,387	5,349,112
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (d)		1,580	1,706,400
IDH Finance PLC:
6.00%, 12/01/18	GBP	414	568,159
6.00%, 12/01/18 (d)		200	274,473
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (d)	USD	767	790,010
Mallinckrodt International Finance SA (d):
4.88%, 4/15/20		980	970,200
5.75%, 8/01/22		1,250	1,234,375

			13,321,289
Health Care Providers & Services — 7.7%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		1,145	1,135,268
5.63%, 2/15/23		1,825	1,843,250
6.50%, 3/01/24 (d)		434	448,105
Alere, Inc.:
7.25%, 7/01/18		2,449	2,565,327
6.38%, 7/01/23 (d)		2,013	2,209,268
Amsurg Corp., 5.63%, 7/15/22		6,938	7,146,140
Care UK Health & Social Care PLC, 5.59%, 7/15/19 (e)	GBP	531	625,440
Centene Corp., 4.75%, 5/15/22	USD	2,427	2,445,202
Centene Escrow Corp. (d):
5.63%, 2/15/21		2,516	2,629,220
6.13%, 2/15/24		1,484	1,574,895
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		2,125	2,132,969
6.88%, 2/01/22		3,948	3,385,410
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		2,991	3,043,342
5.00%, 5/01/25		6,156	6,140,610
ExamWorks Group, Inc., 5.63%, 4/15/23		1,741	1,749,705
HCA Holdings, Inc., 6.25%, 2/15/21		1,805	1,908,788
HCA, Inc.:
3.75%, 3/15/19		2,911	2,965,290
6.50%, 2/15/20		4,735	5,244,959
7.50%, 2/15/22		4,261	4,814,078
5.88%, 3/15/22		2,105	2,257,612
4.75%, 5/01/23		1,487	1,511,164
5.88%, 5/01/23		4,096	4,300,800
5.00%, 3/15/24		1,955	1,994,100
5.38%, 2/01/25		6,690	6,815,437
5.88%, 2/15/26		3,125	3,218,750
HealthSouth Corp.:
5.13%, 3/15/23		2,840	2,797,400
5.75%, 11/01/24		1,282	1,294,820
5.75%, 11/01/24 (d)		1,428	1,442,280

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
HealthSouth Corp. (continued):
5.75%, 9/15/25 (d)	USD	2,065	$2,049,513
Hologic, Inc., 5.25%, 7/15/22 (d)		2,620	2,744,188
MEDNAX, Inc., 5.25%, 12/01/23 (d)		1,134	1,175,108
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (d)		1,280	1,289,600
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (d)		424	398,560
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (d)		2,641	2,568,372
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,308	1,376,670
4.75%, 6/01/20		1,805	1,823,050
4.01%, 6/15/20 (d)(e)		1,432	1,410,520
6.00%, 10/01/20		3,835	4,072,770
4.50%, 4/01/21		74	73,538
4.38%, 10/01/21		525	517,781
8.13%, 4/01/22		1,933	1,900,371
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	686	931,035
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	1,066	1,095,315

			103,066,020
Health Care Technology — 0.1%
IMS Health, Inc., 6.00%, 11/01/20 (d)		795	822,157
Hotels, Restaurants & Leisure — 4.0%
Boyd Gaming Corp., 6.88%, 5/15/23		3,726	3,828,465
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		4,810	4,701,775
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (d)(f)		654	568,980
Cedar Fair LP/Canada’s Wonderland Co., 5.38%, 6/01/24		1,070	1,102,100
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	656	660,108
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	375	525,858
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (i)		400	423,679
ESH Hospitality, Inc., 5.25%, 5/01/25 (d)	USD	1,268	1,229,960
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	426	617,448
International Game Technology PLC:
6.25%, 2/15/22 (d)	USD	400	377,750
4.75%, 2/15/23	EUR	310	320,962
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		201	188,811
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		1,370	1,509,134
MGM Resorts International:
6.75%, 10/01/20	USD	5,110	5,467,700
6.63%, 12/15/21		1,130	1,200,625
6.00%, 3/15/23		5,212	5,342,300
New Red Finance, Inc., 6.00%, 4/01/22 (d)		4,455	4,644,338
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		2,405	2,552,306
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	339	370,598
Regal Entertainment Group, 5.75%, 2/01/25	USD	489	474,330
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		1,032	1,029,420
Sabre GLBL, Inc. (d):
5.38%, 4/15/23		1,516	1,527,370
5.25%, 11/15/23		807	819,105
Six Flags Entertainment Corp., 5.25%, 1/15/21 (d)		3,247	3,319,570
Snai SpA, 7.63%, 6/15/18	EUR	866	927,947
Station Casinos LLC, 7.50%, 3/01/21	USD	6,110	6,377,313
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(g)		1,850	—
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	823	1,166,710
Series A4, 5.66%, 6/30/27		796	1,089,326
Series N, 6.46%, 3/30/32		1,000	1,177,681
Vougeot Bidco PLC, 7.88%, 7/15/20		320	455,191

			53,996,860

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Household Durables — 2.5%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	215	$216,075
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (d)		1,604	1,339,340
DR Horton, Inc., 4.00%, 2/15/20		2,408	2,450,140
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (d)		387	301,860
Lennar Corp.:
4.50%, 11/15/19		2,482	2,557,999
4.75%, 4/01/21		1,909	1,918,545
4.88%, 12/15/23		1,728	1,684,800
Project Homestake Merger Co., 8.88%, 3/01/23 (d)		1,502	1,336,780
PulteGroup, Inc., 6.38%, 5/15/33		2,805	2,833,050
Ryland Group, Inc., 6.63%, 5/01/20		1,160	1,247,000
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 4/01/23 (d)		2,283	2,231,632
Standard Pacific Corp.:
10.75%, 9/15/16		3,420	3,565,350
8.38%, 1/15/21		4,270	4,867,800
5.88%, 11/15/24		1,480	1,550,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (d)		366	340,380
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		1,060	1,022,900
5.88%, 6/15/24		1,540	1,463,000
William Lyon Homes, Inc., 8.50%, 11/15/20		2,304	2,292,480

			33,219,431
Household Products — 0.6%
Prestige Brands, Inc., 6.38%, 3/01/24 (d)		896	922,880
Spectrum Brands, Inc.:
6.38%, 11/15/20		2,125	2,239,219
6.63%, 11/15/22		1,385	1,490,606
6.13%, 12/15/24		1,290	1,364,175
5.75%, 7/15/25		2,521	2,656,504

			8,673,384
Independent Power and Renewable Electricity Producers — 1.4%
Calpine Corp.:
6.00%, 1/15/22 (d)		991	1,015,775
5.38%, 1/15/23		629	586,543
5.88%, 1/15/24 (d)		1,999	2,033,982
5.50%, 2/01/24		1,985	1,786,500
5.75%, 1/15/25		2,301	2,070,900
Dynegy, Inc.:
6.75%, 11/01/19		4,240	3,929,950
7.38%, 11/01/22		476	397,460
MPM Escrow LLC, 8.88%, 10/15/20		3,738	—
NRG Energy, Inc.:
7.88%, 5/15/21		760	717,250
6.25%, 7/15/22		1,129	954,005
6.25%, 5/01/24		1,801	1,494,830
NRG Yield Operating LLC, 5.38%, 8/15/24		645	567,600
QEP Resources, Inc.:
5.38%, 10/01/22		1,528	1,039,040
5.25%, 5/01/23		2,005	1,403,500
TerraForm Power Operating LLC, 6.13%, 6/15/25 (d)		709	521,115

			18,518,450
Insurance — 0.8%
HUB International Ltd. (d):
9.25%, 2/15/21		874	893,665
7.88%, 10/01/21		3,920	3,508,400
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	775	956,784
TMF Group Holding BV, 9.88%, 12/01/19	EUR	570	660,504

Corporate Bonds	Par (000)		Value
Insurance (continued)
Trader Corp., 9.88%, 8/15/18 (d)	USD	3,650	$3,796,000
UNIQA Insurance Group AG, 6.00%, 7/27/46 (e)	EUR	200	201,413
Wayne Merger Sub LLC, 8.25%, 8/01/23 (d)	USD	95	85,500

			10,102,266
Internet Software & Services — 0.5%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (d)		2,707	2,679,930
Equinix, Inc.:
5.38%, 1/01/22		1,110	1,151,625
5.75%, 1/01/25		1,172	1,213,020
Netflix, Inc., 5.50%, 2/15/22		1,992	2,091,600

			7,136,175
IT Services — 3.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (d)		1,349	1,112,925
First Data Corp. (d):
5.38%, 8/15/23		6,630	6,895,200
7.00%, 12/01/23		14,344	14,344,000
5.00%, 1/15/24		4,285	4,351,975
5.75%, 1/15/24		16,685	16,789,281
WEX, Inc., 4.75%, 2/01/23 (d)		4,804	4,203,500

			47,696,881
Media — 15.3%
Altice Financing SA:
6.50%, 1/15/22 (d)		1,945	1,959,588
5.25%, 2/15/23	EUR	385	401,232
Altice SA:
7.25%, 5/15/22		1,358	1,407,129
7.75%, 5/15/22 (d)	USD	2,525	2,442,938
6.25%, 2/15/25	EUR	742	690,143
7.63%, 2/15/25 (d)	USD	2,576	2,357,040
Altice US Finance I Corp., 5.38%, 7/15/23 (d)		7,360	7,452,000
Altice US Finance II Corp., 7.75%, 7/15/25 (d)		2,704	2,521,480
Altice US Finance SA, 7.75%, 7/15/25 (d)		3,325	3,083,937
AMC Networks, Inc.:
7.75%, 7/15/21		480	507,600
4.75%, 12/15/22		1,613	1,637,195
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		1,505	1,521,931
5.88%, 4/01/24 (d)		5,213	5,323,776
5.88%, 5/01/27 (d)		6,267	6,267,000
CCOH Safari LLC, 5.75%, 2/15/26 (d)		2,400	2,406,312
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (g)		3,439	—
Clear Channel International BV, 8.75%, 12/15/20 (d)		3,146	3,177,460
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		14,509	13,895,793
Series B, 7.63%, 3/15/20		5,090	4,479,200
Columbus International, Inc., 7.38%, 3/30/21 (d)		2,647	2,747,586
CSC Holdings LLC, 5.25%, 6/01/24		4,895	4,185,225
DISH DBS Corp.:
4.25%, 4/01/18		3,209	3,233,067
5.13%, 5/01/20		74	73,260
6.75%, 6/01/21		155	157,906
5.00%, 3/15/23		5,022	4,444,470
5.88%, 11/15/24		3,338	2,999,360
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (d)		541	543,705
Gray Television, Inc., 7.50%, 10/01/20		1,318	1,385,548
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (d)		4,510	4,729,862
iHeartCommunications, Inc.:
9.00%, 12/15/19		1,749	1,233,045
9.00%, 3/01/21		241	164,181
9.00%, 9/15/22		3,845	2,576,150

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	39

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Media (continued)
Intelsat Jackson Holdings SA:
7.25%, 10/15/20	USD	945	$652,050
6.63%, 12/15/22		595	298,988
5.50%, 8/01/23		5,865	3,812,250
Lamar Media Corp., 5.75%, 2/01/26 (d)		526	544,736
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	300	350,473
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (d)	USD	987	1,035,116
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (d)		3,901	3,940,010
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (d)		2,039	2,059,390
Neptune Finco Corp. (d):
10.13%, 1/15/23		4,515	4,859,269
6.63%, 10/15/25		4,158	4,386,690
10.88%, 10/15/25		880	950,400
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (d)		5,232	5,297,400
Numericable Group SA:
5.38%, 5/15/22	EUR	280	304,415
6.00%, 5/15/22 (d)	USD	9,615	9,518,850
5.63%, 5/15/24	EUR	894	960,382
6.25%, 5/15/24 (d)	USD	2,275	2,218,125
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		650	664,625
5.63%, 2/15/24		1,064	1,107,220
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,188,153
Radio One, Inc., 7.38%, 4/15/22 (d)	USD	805	710,413
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (d)		1,130	1,090,450
Sirius XM Radio, Inc. (d):
4.25%, 5/15/20		2,204	2,237,060
5.75%, 8/01/21		1,811	1,878,913
4.63%, 5/15/23		345	336,375
6.00%, 7/15/24		1,400	1,470,000
5.38%, 4/15/25		770	768,075
Sterling Entertainment Corp., 9.75%, 12/15/19		4,810	4,713,800
TEGNA, Inc.:
5.13%, 10/15/19		857	908,420
4.88%, 9/15/21 (d)		1,827	1,872,675
5.50%, 9/15/24 (d)		1,308	1,340,700
Townsquare Media, Inc., 6.50%, 4/01/23 (d)		517	483,395
Tribune Media Co., 5.88%, 7/15/22 (d)		3,434	3,434,000
Unitymedia GmbH, 3.75%, 1/15/27	EUR	100	92,685
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (d)	USD	4,302	4,506,345
5.63%, 4/15/23	EUR	166	189,356
4.00%, 1/15/25		2,311	2,400,891
5.00%, 1/15/25 (d)	USD	1,354	1,358,224
4.63%, 2/15/26	EUR	100	107,425
3.50%, 1/15/27		100	98,252
Univision Communications, Inc. (d):
8.50%, 5/15/21	USD	1,597	1,604,985
5.13%, 5/15/23		11,242	11,157,685
5.13%, 2/15/25		9,535	9,332,381
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	400	401,961
Virgin Media Finance PLC, 5.75%, 1/15/25 (d)	USD	2,405	2,392,975
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	4,952	6,978,317
6.25%, 3/28/29		829	1,097,594
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (d)	USD	4,428	4,217,670
Wind Acquisition Finance SA, 7.00%, 4/23/21	EUR	100	103,346

Corporate Bonds	Par (000)		Value
Media (continued)
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	902	$919,914
5.88%, 1/15/25 (d)	USD	3,233	3,136,010

			205,493,953
Metals & Mining — 3.6%
Alcoa, Inc.:
6.15%, 8/15/20		1,330	1,343,300
5.13%, 10/01/24		4,589	4,147,309
5.90%, 2/01/27		215	195,650
6.75%, 1/15/28		477	432,878
5.95%, 2/01/37		264	205,920
Anglo American Capital PLC:
1.75%, 11/20/17	EUR	100	104,156
2.88%, 11/20/20		200	175,323
ArcelorMittal, 6.13%, 6/01/18	USD	1,742	1,709,529
Constellium NV (d):
8.00%, 1/15/23		6,525	5,546,250
5.75%, 5/15/24		5,916	4,496,160
First Quantum Minerals Ltd. (d):
7.00%, 2/15/21		392	201,880
7.25%, 5/15/22		1,883	932,085
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/20		390	281,654
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		1,337	1,223,355
2.38%, 3/15/18		4,958	4,276,275
Kaiser Aluminum Corp., 8.25%, 6/01/20		1,240	1,289,600
Novelis, Inc., 8.75%, 12/15/20		11,642	10,797,955
Ovako AB, 6.50%, 6/01/19	EUR	296	194,812
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	USD	1,070	823,900
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,085	3,007,875
6.38%, 8/15/22		1,345	1,345,000
5.25%, 4/15/23		949	889,688
5.50%, 10/01/24		295	276,563
Teck Resources Ltd., 3.00%, 3/01/19		1,213	924,912
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (d)		4,160	3,494,400

			48,316,429
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	532	564,268
Multiline Retail — 1.5%
CST Brands, Inc., 5.00%, 5/01/23	USD	653	646,470
Dollar Tree, Inc., 5.75%, 3/01/23 (d)		13,489	14,348,924
Dufry Finance SCA, 5.50%, 10/15/20 (d)		1,927	2,008,897
Hema Bondco I BV, 6.25%, 6/15/19	EUR	592	421,864
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (d)	USD	4,467	3,148,788

			20,574,943
Offshore Drilling & Other Services — 0.4%
Sensata Technologies BV (d):
5.63%, 11/01/24		903	930,090
5.00%, 10/01/25		3,923	3,854,348

			4,784,438
Oil, Gas & Consumable Fuels — 7.2%
Anadarko Finance Co., Series B, 7.50%, 5/01/31		247	221,358
Anadarko Petroleum Corp., 3.45%, 7/15/24		1,978	1,603,145
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		314	93,415
California Resources Corp., 8.00%, 12/15/22 (d)		6,723	1,680,750
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		952	675,920
Cenovus Energy, Inc.:
3.00%, 8/15/22		252	184,035
3.80%, 9/15/23		340	246,991

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.:
6.50%, 1/15/22	USD	222	$213,120
5.50%, 10/01/22		946	876,824
5.50%, 4/01/23		1,542	1,434,060
CONSOL Energy, Inc., 5.88%, 4/15/22		7,447	4,859,167
Continental Resources, Inc., 3.80%, 6/01/24		4,375	2,965,235
CrownRock LP/CrownRock Finance, Inc. (d):
7.13%, 4/15/21		3,208	2,742,840
7.75%, 2/15/23		1,064	915,040
Denbury Resources, Inc.:
6.38%, 8/15/21		496	158,720
5.50%, 5/01/22		647	202,188
4.63%, 7/15/23		196	56,840
Diamondback Energy, Inc., 7.63%, 10/01/21		1,770	1,787,700
Energy Transfer Equity LP:
7.50%, 10/15/20		635	581,025
5.88%, 1/15/24		5,228	4,313,100
5.50%, 6/01/27		215	162,325
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		390	287,625
6.63%, 5/01/21		390	287,625
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 5/15/23		428	329,560
Gulfport Energy Corp., 7.75%, 11/01/20		1,517	1,425,980
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (d)		1,758	1,195,440
MEG Energy Corp. (d):
6.50%, 3/15/21		4,781	2,306,832
7.00%, 3/31/24		8,520	3,919,200
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		635	146,050
6.88%, 8/01/22		1,212	260,580
Memorial Resource Development Corp., 5.88%, 7/01/22		7,210	4,902,800
Newfield Exploration Co., 5.63%, 7/01/24		670	608,025
NGPL PipeCo LLC (d):
7.12%, 12/15/17		3,383	3,154,647
9.63%, 6/01/19		891	837,540
7.77%, 12/15/37		1,783	1,265,930
ONEOK, Inc., 7.50%, 9/01/23		1,215	1,050,975
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (d)		3,361	3,268,572
PDC Energy, Inc., 7.75%, 10/15/22		995	925,350
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (d)		1,522	943,640
Range Resources Corp.:
5.75%, 6/01/21		568	479,960
5.00%, 8/15/22		530	442,550
Rockies Express Pipeline LLC (d):
6.00%, 1/15/19		2,044	1,911,140
6.88%, 4/15/40		2,350	1,645,000
RSP Permian, Inc.:
6.63%, 10/01/22		1,419	1,270,005
6.63%, 10/01/22 (d)		646	578,170
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		2,148	2,049,998
6.25%, 3/15/22		301	286,703
5.63%, 4/15/23		3,087	2,847,757
5.75%, 5/15/24		6,844	6,300,723
5.63%, 3/01/25		1,203	1,091,723
Sanchez Energy Corp., 6.13%, 1/15/23		6,365	2,259,575
Seven Generations Energy Ltd. (d):
8.25%, 5/15/20		6,541	6,263,007
6.75%, 5/01/23		765	657,900

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
6.13%, 11/15/22	USD	4,045	$1,759,575
6.50%, 1/01/23		951	378,023
5.00%, 1/15/24		23	9,143
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		3,593	3,089,980
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (d)		3,154	2,901,680
Weatherford International LLC, 6.35%, 6/15/17		1,290	1,219,050
Weatherford International Ltd., 6.00%, 3/15/18		663	566,865
Whiting Petroleum Corp.:
1.25%, 4/01/20 (d)(i)		9,388	3,420,752
6.25%, 4/01/23		623	285,023
Williams Cos., Inc.:
3.70%, 1/15/23		529	391,460
4.55%, 6/24/24		2,118	1,588,500

			96,784,431
Paper & Forest Products — 0.3%
Norbord, Inc., 6.25%, 4/15/23 (d)		1,605	1,538,794
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	430	477,122
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (d)	USD	2,865	2,206,050

			4,221,966
Pharmaceuticals — 5.0%
Concordia Healthcare Corp., 7.00%, 4/15/23 (d)		504	438,480
DPx Holdings BV, 7.50%, 2/01/22 (d)		2,670	2,549,850
Endo Finance LLC/Endo Finco, Inc. (d):
7.75%, 1/15/22		696	722,100
6.00%, 7/15/23		4,074	4,114,740
6.00%, 2/01/25		5,806	5,776,970
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	1,185	1,311,662
Ephios Holdco II PLC, 8.25%, 7/01/23		259	269,074
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	4,047	4,183,586
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (d)		6,841	6,977,820
PRA Holdings, Inc., 9.50%, 10/01/23 (d)		453	502,830
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (d)		1,443	1,392,495
5.38%, 3/15/20 (d)		5,597	5,065,285
7.00%, 10/01/20 (d)		5,123	4,828,428
6.38%, 10/15/20 (d)		9,183	8,425,403
7.50%, 7/15/21 (d)		2,110	1,988,675
6.75%, 8/15/21 (d)		2,793	2,541,630
5.50%, 3/01/23 (d)		2,372	1,974,690
4.50%, 5/15/23	EUR	1,884	1,640,428
5.88%, 5/15/23 (d)	USD	5,567	4,697,156
6.13%, 4/15/25 (d)		8,725	7,323,547

			66,724,849
Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20		2,840	3,042,350
Real Estate Investment Trusts (REITs) — 0.8%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	1,200	1,260,384
Corrections Corp. of America, 4.63%, 5/01/23	USD	1,550	1,557,750
FelCor Lodging LP, 6.00%, 6/01/25		1,416	1,451,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		4,911	5,095,162
iStar Financial, Inc.:
4.00%, 11/01/17		685	648,181
5.00%, 7/01/19		480	447,000

			10,459,877

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	41

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Real Estate Management & Development — 1.1%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (d)	USD	1,731	$1,713,690
Lennar Corp., 4.75%, 11/15/22		158	156,025
Punch Taverns Finance B Ltd., Series A6, 5.94%, 9/30/22	GBP	532	689,928
Punch Taverns Finance PLC, Series M3, 6.09%, 10/15/27 (d)(e)		1,202	1,419,975
Realogy Group LLC/Realogy Co-Issuer Corp. (d):
4.50%, 4/15/19	USD	1,646	1,691,265
5.25%, 12/01/21		6,327	6,429,814
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (d)		1,065	1,049,025
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (d)		1,195	1,015,750

			14,165,472
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (d):
5.13%, 6/01/22		470	439,450
5.25%, 3/15/25		1,810	1,601,850
EC Finance PLC, 5.13%, 7/15/21	EUR	675	757,429
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (d)	USD	2,037	2,039,546
Hertz Corp.:
7.50%, 10/15/18		3,220	3,260,250
5.88%, 10/15/20		370	358,900
7.38%, 1/15/21		2,360	2,342,300
6.25%, 10/15/22		1,490	1,417,363
United Rentals North America, Inc., 5.50%, 7/15/25		1,225	1,162,219
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (d)		1,093	1,032,885

			14,412,192
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		665	432,250
7.00%, 7/01/24		440	275,000
Micron Technology, Inc., 5.25%, 1/15/24 (d)		775	651,000
NXP BV/NXP Funding LLC (d):
4.13%, 6/15/20		2,685	2,715,475
5.75%, 2/15/21		2,065	2,147,600
4.63%, 6/15/22		1,319	1,315,702
5.75%, 3/15/23		2,180	2,256,300

			9,793,327
Software — 1.5%
Audatex North America, Inc., 6.13%, 11/01/23 (d)		3,360	3,393,600
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (d)		1,553	1,436,525
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (d)(f)		3,246	2,280,315
Infor US, Inc., 6.50%, 5/15/22 (d)		4,033	3,498,628
Informatica LLC, 7.13%, 7/15/23 (d)		1,659	1,526,280
Nuance Communications, Inc., 5.38%, 8/15/20 (d)		2,430	2,484,675
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (d)		4,713	4,477,350
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (d)		1,619	1,708,045

			20,805,418
Specialty Retail — 1.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		1,168	1,156,320
Douglas GmbH, 6.25%, 7/15/22	EUR	565	629,362

Corporate Bonds	Par (000)		Value
Specialty Retail (continued)
L Brands, Inc.:
8.50%, 6/15/19	USD	3,925	$4,597,156
6.88%, 11/01/35 (d)		3,749	3,983,312
Magnolia BC SA, 9.00%, 8/01/20	EUR	652	749,814
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	1,070	1,452,048
Party City Holdings, Inc., 6.13%, 8/15/23 (d)	USD	1,020	999,600
Penske Automotive Group, Inc.:
5.75%, 10/01/22		3,575	3,575,000
5.38%, 12/01/24		1,757	1,704,290
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		1,599	1,682,948
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,090	1,221,330

			21,751,180
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co.:
6.88%, 5/01/22	USD	2,430	2,606,175
5.00%, 5/01/25		1,456	1,456,146
Springs Industries, Inc., 6.25%, 6/01/21		1,744	1,722,200
William Carter Co., 5.25%, 8/15/21		788	803,760

			6,588,281
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		991	936,495
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24 (d)		559	553,410
Travis Perkins PLC, 4.38%, 9/15/21	GBP	329	454,085

			1,007,495
Transportation Infrastructure — 0.2%
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (d)(f)	USD	2,663	1,438,261
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	1,000	1,063,374

			2,501,635
Wireless Telecommunication Services — 5.5%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	USD	2,515	2,244,637
Crown Castle International Corp.:
4.88%, 4/15/22		215	224,675
5.25%, 1/15/23		3,571	3,780,796
Digicel Group Ltd., 7.13%, 4/01/22 (d)		2,085	1,490,775
Digicel Ltd., 6.00%, 4/15/21 (d)		7,184	6,149,504
Equinix, Inc., 5.88%, 1/15/26		2,567	2,682,515
Geo Group, Inc.:
5.88%, 1/15/22		350	352,625
5.88%, 10/15/24		2,030	1,994,475
SBA Communications Corp., 4.88%, 7/15/22		4,749	4,832,107
Sprint Capital Corp.:
6.90%, 5/01/19		640	545,600
6.88%, 11/15/28		2,550	1,848,750
8.75%, 3/15/32		408	314,160
Sprint Communications, Inc.:
9.00%, 11/15/18 (d)		17,517	18,184,398
7.00%, 3/01/20 (d)		927	910,778
7.00%, 8/15/20		1,270	996,950
Sprint Corp.:
7.25%, 9/15/21		922	693,805
7.13%, 6/15/24		5,862	4,176,675
7.63%, 2/15/25		1,620	1,158,300
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,535	2,649,075
6.13%, 1/15/22		367	377,093
6.73%, 4/28/22		1,227	1,283,565
6.00%, 3/01/23		2,244	2,311,320
6.50%, 1/15/24		2,638	2,710,545

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued):
6.38%, 3/01/25	USD	4,045	$4,085,450
6.50%, 1/15/26		4,881	4,946,259
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	2,674	2,814,372

			73,759,204
Total Corporate Bonds — 105.1%			1,412,826,607

Floating Rate Loan Interests (e)
Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21	USD	1,149	884,492
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,190	916,413
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		205	158,002
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,642	1,264,019

			3,222,926
Airlines — 1.0%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,319	2,314,896
Gol LuxCo SA, 1st Lien Term Loan, 6.50%, 8/31/20		3,885	3,865,575
Northwest Airlines, Inc.:
2.39%, 3/10/17		2,658	2,631,090
1.77%, 9/10/18		4,871	4,724,870

			13,536,431
Auto Components — 0.5%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		7,366	6,473,147
Building Products — 0.0%
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		82	74,081
Capital Markets — 0.2%
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		2,953	2,923,698
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		223	220,181
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		1,154	1,048,795

			1,268,976
Commercial Services & Supplies — 0.3%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		3,769	3,467,594
Communications Equipment — 0.0%
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		589	583,128
Diversified Consumer Services — 0.1%
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,232	1,178,100
Diversified Financial Services — 0.1%
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		1,421	1,415,178
Diversified Telecommunication Services — 0.2%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,414	1,395,560
Level 3 Financing, Inc., 2019 Term Loan, 4.00%, 8/01/19		1,785	1,782,394

			3,177,954

Floating Rate Loan Interests (e)	Par (000)		Value
Electrical Equipment — 0.4%
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, 3.75%, 11/07/16	USD	5,613	$5,559,935
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		920	861,619
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		467	331,111

			1,192,730
Food & Staples Retailing — 0.2%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		600	598,998
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,682	1,658,237

			2,257,235
Health Care Equipment & Supplies — 0.2%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		746	743,993
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		296	293,550
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,099	2,018,096

			3,055,639
Health Care Providers & Services — 0.5%
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		1,662	1,578,568
Envision Healthcare Corp., Term Loan:
5.13%, 7/01/22 (d)		835	839,175
B2, 4.50%, 10/28/22		1,213	1,205,722
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		444	426,132
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		956	925,387
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		1,423	1,414,106

			6,389,090
Hotels, Restaurants & Leisure — 1.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		3,960	3,661,843
2nd Lien Term Loan, 8.00%, 8/01/22		1,022	1,001,061
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,959	1,947,847
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		5,531	3,097,357
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		9,331	8,459,770
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,747	1,730,208
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		762	760,296
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,870	1,842,061

			22,500,443
Independent Power and Renewable Electricity Producers — 0.4%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		5,103	5,075,791
IT Services — 0.5%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		554	524,548
First Data Corp.:
2018 Extended Term Loan, 3.93%, 3/24/18		6,322	6,237,137
2018 Term Loan, 3.93%, 9/24/18		200	196,964

			6,958,649

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	43

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (e)	Par (000)		Value
Machinery — 0.4%
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20	USD	2,850	$2,723,329
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,298	2,678,014

			5,401,343
Media — 1.1%
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		4,001	3,837,414
0.00%, 7/03/16 (a)(g)		8,692	1
0.00%, 7/03/16 (a)(g)(h)		1,777	—
Clear Channel Communications, Inc., Term Loan D, 7.19%, 1/30/19		6,191	4,050,221
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		3,373	3,276,075
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,171	1,040,853
Tribune Media Co., Term Loan, 3.75%, 12/27/20		224	221,831
Univision Communications, Inc.:
Term Loan C3, 4.00%, 3/01/20		25	24,260
Term Loan C4, 4.00%, 3/01/20		1,824	1,771,325

			14,221,980
Metals & Mining — 0.1%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		1,571	1,462,315
Oil, Gas & Consumable Fuels — 0.2%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		2,947	2,899,378
Pharmaceuticals — 0.6%
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		205	193,859
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		4,190	4,084,294
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		703	659,152
Series E Term Loan B, 3.75%, 8/05/20		1,050	979,787
Term Loan B F1, 4.00%, 4/01/22		1,498	1,398,342

			7,315,434
Professional Services — 0.3%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,679	1,591,522
2014 2nd Lien Term Loan, 7.50%, 7/25/22		2,495	2,070,850

			3,662,372
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Letter of Credit, 2.43%, 10/10/16		226	223,048
Road & Rail — 0.2%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		3,335	3,267,006
Semiconductors & Semiconductor Equipment — 1.1%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		11,450	11,283,631
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		727	725,757
NXP BV, 2015 Term Loan B, 3.75%, 12/07/20		3,320	3,310,809

			15,320,197
Software — 1.0%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		2,072	1,818,251
GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, 11/01/20		260	256,750
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,678	2,466,419
Informatica Corp., Term Loan, 4.50%, 8/05/22		3,025	2,841,381

Floating Rate Loan Interests (e)	Par (000)		Value
Software (continued)
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20	USD	3,444	$3,330,664
Solera Holdings, Inc., Term Loan B, 5.75%, 2/25/23		2,736	2,671,020

			13,384,485
Specialty Retail — 0.2%
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		1,337	1,326,973
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,540	1,475,839

			2,802,812
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		6,040	5,475,339
Wireless Telecommunication Services — 1.7%
New Lightsquared LLC, 2015 2nd Lien Term Loan, 13.50%, 12/07/20		32,368	22,333,968
Total Floating Rate Loan Interests — 14.0%			188,080,402

Investment Companies	Shares
United States — 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF (k)		38,500	3,083,080
SPDR Barclays High Yield Bond ETF		413,000	13,802,460
Total Investment Companies — 1.3%			16,885,540

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (d)(e)		2,882	2,866,815
Commercial Mortgage-Backed Securities — 0.1%
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (d)(e)		1,925	1,731,831
Total Non-Agency Mortgage-Backed Securities — 0.3%			4,598,646

Other Interests — 0.0% (l)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow, 0.00%	USD	1,250	10,938

Preferred Securities	Par (000)

Capital Trusts
Banks — 3.5%
ABN AMRO Bank NV, 5.75% (e)(m)	EUR	700	708,172
Banco Bilbao Vizcaya Argentaria SA: (e)(m)
6.75%		400	383,115
7.00%		1,000	968,274
Banco Popular Espanol SA, 8.25% (e)(m)		800	652,710

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Capital Trusts	Par (000)		Value
Banks (continued)
Bank of America Corp.: (e)(m)
Series AA, 6.10%	USD	5,121	$4,967,370
Series V, 5.13%		2,205	2,039,625
Series Z, 6.50%		2,791	2,846,820
Bank of Ireland, 7.38% (e)(m)	EUR	250	250,216
BNP Paribas SA, 7.38% (d)(e)(m)	USD	725	677,875
Citigroup, Inc.: (e)(m)
5.88%		2,405	2,239,656
5.95%		2,675	2,527,875
Series D, 5.95%		3,582	3,367,080
Series Q, 5.95%		1,165	1,095,100
Series R, 6.13%		615	605,775
Cooperatieve Rabobank UA, 5.50% (e)(m)		600	621,707
Intesa Sanpaolo SpA: (e)(m)
7.00%		375	377,169
7.70% (d)		200	174,000
JPMorgan Chase & Co.: (e)(m)
6.75%		5,324	5,643,440
Series Q, 5.15%		850	795,022
Series U, 6.13%		4,228	4,206,860
Series V, 5.00%		4,555	4,258,925
Santander UK Group Holdings PLC, 7.38% (e)(m)		450	559,002
Wells Fargo & Co.: (e)(m)
Series S, 5.90%		3,310	3,318,275
Series U, 5.88%		3,875	4,102,850

			47,386,913
Capital Markets — 0.9%
Goldman Sachs Group, Inc., Series L, 5.70% (e)(m)		6,658	6,375,035
Morgan Stanley: (e)(m)
Series H, 5.45%		3,309	3,093,915
Series J, 5.55%		440	426,800
UBS Group AG: (e)(m)
5.75%		800	858,314
7.00%		725	717,750

			11,471,814
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (e)(m)		4,017	3,504,832
Diversified Financial Services — 0.7%
Bank of America Corp., Series X, 6.25% (e)(m)		6,174	5,973,345
Barclays PLC, 7.88% (e)(m)		350	410,164
Orange SA, 4.00% (e)(m)		1,225	1,299,301
Telefonica Europe BV, 4.20% (e)(m)		1,500	1,516,073

			9,198,883
Electric Utilities — 0.0%
Enel SpA, 6.50%, 1/10/74 (e)		577	657,823
Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 4.87% (e)(m)		200	177,124
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (d)(m)		400	412,000
Oil, Gas & Consumable Fuels — 0.0%
Repsol International Finance BV, 4.50%, 3/25/75 (e)		100	79,348
Total Capital Trusts			72,888,737

Preferred Stocks	Shares
Banks — 0.2%
RBS Capital Funding Trust, Series F (m)		93,975	2,230,966

Preferred Stocks	Shares	Value
Capital Markets — 0.1%
CF-B L2 (D) LLC (acquired 4/08/15, cost $629,122) (c)	633,461	$675,808
Consumer Finance — 0.0%
Ally Financial, Inc., Series A (e)(m)	17,386	438,475
Diversified Financial Services — 0.0%
Concrete Investments II	4,997	592,523
Hotels, Restaurants & Leisure — 1.2%
Amaya, Inc.	19,851	15,566,823
Media — 0.0%
Emmis Communications Corp., Series A (i)(m)	10,300	10,300
Total Preferred Stocks		19,514,895

Trust Preferreds
Banks — 0.2%
RBS Capital Funding Trust VII	107,071	2,506,175
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%	256,246	6,193,395
Total Trust Preferreds		8,699,570
Total Preferred Securities — 7.6%		101,103,202

Warrants
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/17)	288,820	4,309
Peninsula Energy Ltd. (Expires 12/31/18)	515,378	66,213

		70,522
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27), 0.00%	6,494	21,417
Total Warrants — 0.0%		91,939
Total Long-Term Investments (Cost — $2,010,163,436) — 135.4%		1,820,136,029

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (k)(n)	3,168,928	3,168,928
Total Short-Term Securities (Cost — $3,168,928) — 0.2%		3,168,928

Options Purchased (Cost — $38,133) — 0.0%		—
Total Investments (Cost — $2,013,370,497) — 135.6%		1,823,304,957
Liabilities in Excess of Other Assets — (35.6)%		(478,429,082)

Net Assets — 100.0%		$1,344,875,875

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	45

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $687,983 and an original cost of $816,585 which was 0.05% of its net assets.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Zero-coupon bond.

(i)	Convertible security.

(j)	When-issued security.

(k)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at August 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at February 29, 2016	Value at February 29, 2016	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,168,928	[1]	—	3,168,928	$3,168,928	$1,248	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,019,443		(980,943)	38,500	$3,083,080	$710,205	$(2,564,875)
[1] Represents net shares purchased.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Perpetual security with no stated maturity date.

(n)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(41)	German Euro BOBL Futures	March 2016	USD	5,946,767	$(66,816)
(18)	German Euro-Bund Futures	March 2016	USD	3,261,854	(125,309)
(106)	Russell 2000 Mini Index	March 2016	USD	10,936,020	802,490
(1,538)	S&P 500 E-Mini Index	March 2016	USD	148,378,550	416,103
(12)	10-Year U.S. Treasury Note	June 2016	USD	1,566,188	(1,365)
Total					$1,025,103

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,893,000	USD	1,345,214	Royal Bank of Scotland PLC	3/03/16	$53,896
EUR	1,154,000	USD	1,297,394	Citibank N.A.	3/03/16	(41,983)
EUR	1,000,000	USD	1,092,143	Morgan Stanley & Co. International PLC	3/03/16	(4,265)
EUR	2,500,000	USD	2,826,929	Morgan Stanley & Co. International PLC	3/03/16	(107,235)
EUR	200,000	USD	223,859	State Street Bank and Trust Company	3/03/16	(6,283)
GBP	250,000	USD	365,031	Citibank N.A.	3/03/16	(17,068)
USD	1,135,545	AUD	1,605,000	Standard Chartered Bank	3/03/16	(9,971)
USD	1,311,005	CAD	1,809,000	Morgan Stanley & Co. International PLC	3/03/16	(26,021)
USD	19,204,025	CAD	27,024,000	Toronto-Dominion Bank	3/03/16	(769,325)
USD	1,566,007	EUR	1,400,000	Morgan Stanley & Co. International PLC	3/03/16	42,978
USD	413,322	EUR	375,000	Morgan Stanley & Co. International PLC	3/03/16	5,368
USD	2,609,944	EUR	2,321,000	State Street Bank and Trust Company	3/03/16	84,980
USD	55,902	EUR	50,000	State Street Bank and Trust Company	3/03/16	1,508

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,002,954	EUR	900,000	State Street Bank and Trust Company	3/03/16	$23,864
USD	443,861	EUR	400,000	State Street Bank and Trust Company	3/03/16	8,710
USD	76,089,045	EUR	69,632,000	UBS AG	3/03/16	337,953
USD	535,783	GBP	370,000	Morgan Stanley & Co. International PLC	3/03/16	20,798
USD	34,287,697	GBP	24,002,000	UBS AG	3/03/16	880,469
USD	1,145,877	AUD	1,605,000	UBS AG	4/05/16	2,078
USD	19,888,377	CAD	26,940,000	Westpac Group	4/05/16	(23,487)
USD	75,836,236	EUR	69,591,000	Morgan Stanley & Co. International PLC	4/05/16	55,484
USD	33,394,430	GBP	24,100,000	Royal Bank of Scotland PLC	4/05/16	(153,595)
Total						$358,853

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD 942.86	39	—

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Pay Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America High Yield Index, Series 25, Version 2	5.00%	12/20/20	B	USD 48,670	$643,637
[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	8,180	$959,809	—	$959,809
[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

OTC Total Return Swaps

Reference Entity	Fixed Rate Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
iShares iBoxx High Yield Corporate Bond ETF	3-month LIBOR	JPMorgan Chase Bank N.A.	6/20/16	USD	1,000	$(54,514)	—	$(54,514)

Transactions in Options Written for the Period Ended February 29, 2016

	Calls			Puts
	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	—	—	—	—	—	—
Options written	—	—	—	—	$800	$81,566
Options expired	—	—	—	—
Options closed	—	—	—	—	(800)	(81,566)

Outstanding options, end of period	—	—	—	—	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	47

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$1,218,593	—	—	—	$1,218,593
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$1,518,086	—	—	1,518,086
Swaps — centrally cleared	Net unrealized appreciation[1]	—	$643,637	—	—	—	—	643,637
Swaps — OTC	Unrealized appreciation on OTC swaps	—	959,809	—	—	—	—	959,809
Total		—	$1,603,446	$1,218,593	$1,518,086	—	—	$4,340,125

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$193,490	—	$193,490
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,159,233	—	—	1,159,233
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	$54,514	—	—	—	54,514
Total		—	—	$54,514	$1,159,233	$193,490	—	$1,407,237

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Financial futures contracts	—	—	$7,401,252	—	$(432,862)	—	$6,968,390
Forward foreign currency exchange contracts	—	—	—	$3,785,211	—	—	3,785,211
Options purchased[1]	—	—	(493,776)	—	—	—	(493,776)
Options written	—	—	28,734	—	—	—	28,734
Swaps	—	$425,599	(23,114)	—	(504,387)	—	(101,902)

Total	—	$425,599	$6,913,096	$3,785,211	$(937,249)	—	$10,186,657

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(4,996,777)	—	$(289,064)	—	$(5,285,841)
Forward foreign currency exchange contracts	—	—	—	$488,509	—	—	488,509
Swaps	—	$575,361	274,248	—	163,186	—	1,012,795

Total	—	$575,361	$(4,722,529)	$488,509	$(125,878)	—	$(3,784,537)

[1] Options purchased are included in net realized gain (loss) from investments.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$146,367,882
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$295,111,294
Average amounts sold — in USD	$6,643,121
Options:
Average value of options contracts purchased	$0
Average value of options contracts written	$44,800	[1]
Credit default swaps:
Average notional value — buy protection	$245,751	[1]
Average notional value — sell protection	$33,773,958
Total return rate swaps:
Average notional value	$7,480,000
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$1,055,360	$22,930
Forward foreign currency exchange contracts	1,518,086	1,159,233
Options	—	—
Swaps — Centrally cleared	120,182	—
Swaps — OTC[1]	959,809	54,514

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$3,653,437	$1,236,677

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(1,175,542)	(22,930)

Total derivative assets and liabilities subject to an MNA	$2,477,895	$1,213,747

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Deutsche Bank AG	$959,809	—	—	$(959,809)	—
Morgan Stanley & Co. International PLC	124,628	$(124,628)	—	—	—
State Street Bank and Trust Company	119,062	(6,283)	—	—	$112,779
Royal Bank of Scotland PLC	53,896	(53,896)	—	—	—
UBS AG	1,220,500	—	—	—	1,220,500

Total	$2,477,895	$(184,807)	—	$(959,809)	$1,333,279

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Citibank N.A.	$59,051	—	—	—	$59,051
JPMorgan Chase Bank N.A.	54,514	—	—	—	54,514
Morgan Stanley & Co. International PLC	137,521	$(124,628)	—	—	12,893
Standard Chartered Bank	9,971	—	—	—	9,971
State Street Bank and Trust Company	6,283	(6,283)	—	—	—
Royal Bank of Scotland PLC	153,595	(53,896)	—	—	99,699
Toronto-Dominion Bank	769,325	—	—	—	769,325
Westpac Group	23,487	—	—	—	23,487

Total	$1,213,747	$(184,807)	—	—	$1,028,940

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	49

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$27,953,837	$4,751,824	$32,705,661
Common Stocks	$35,674,886	27,064,422	1,093,786	63,833,094
Corporate Bonds	—	1,388,890,885	23,935,722	1,412,826,607
Floating Rate Loan Interests	—	146,945,731	41,134,671	188,080,402
Investment Companies	16,885,540	—	—	16,885,540
Non-Agency Mortgage-Backed Securities	—	4,598,646	—	4,598,646
Other Interests	—	—	10,938	10,938
Preferred Securities	11,369,011	72,899,037	16,159,346	100,427,394
Warrants	66,213	—	25,726	91,939
Short-Term Securities:
Money Market Funds	3,168,928	—	—	3,168,928

Subtotal	$67,164,578	$1,668,352,558	$87,112,013	$1,822,629,149

Investments Valued at NAV[1]				675,808

Total Investments				$1,823,304,957

[1]    As of February 29, 2016, certain of the Trust’s investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$1,603,446	—	$1,603,446
Equity contracts	$1,218,593	—	—	1,218,593
Forward foreign currency contracts	—	1,518,086	—	1,518,086
Liabilities:
Equity contracts	—	(54,514)	—	(54,514)
Forward foreign currency contracts	—	(1,159,233)	—	(1,159,233)
Interest rate contracts	(193,490)	—	—	(193,490)

Total	$1,025,103	$1,907,785	—	$2,932,888

[1] Derivative financial instruments are swaps, financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$397,085	—	—	$397,085
Cash pledged:
Centrally cleared swaps	2,268,000	—	—	2,268,000
Financial futures contracts	8,000,150	—	—	8,000,150
Foreign currency at value	955,543	—	—	955,543
Liabilities:
Loans payable	—	$(506,000,000)	—	(506,000,000)
Cash received as collateral for OTC derivatives	—	(1,500,000)	—	(1,500,000)

Total	$11,620,778	$(507,500,000)	—	$(495,879,222)

During the six months ended February 29, 2016, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of August 31, 2015[1]	$5,936,098	$3,739,028	$25,160,883	$25,557,215	$10,978	$20,459,861	$74,732	$80,938,795
Transfers into Level 3	—	—	—	4,783,763	—	—	—	4,783,763
Transfers out of Level 3	(249,997)	—	—	(7,467,044)	—	—	—	(7,717,041)
Accrued discounts/premiums	5,507	—	(1,482)	193,027	—	—	—	197,052
Net realized gain (loss)	(5,339)	—	9,715	175,812	(400)	—	—	179,788
Net change in unrealized appreciation (depreciation)[2],3	(209,755)	(2,832,704)	(804,108)	(9,498,356)	360	(4,300,515)	(49,006)	(17,694,084)
Purchases	—	187,462	873,167	33,267,440	—	—	—	34,328,069
Sales	(724,690)	—	(1,302,453)	(5,877,186)	—	—	—	(7,904,329)
Closing Balance, as of February 29, 2016	$4,751,824	$1,093,786	$23,935,722	$41,134,671	$10,938	$16,159,346	$25,726	$87,112,013

Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016[3]	$(209,755)	$(2,832,704)	$(804,108)	$(9,424,166)	—	$(4,300,515)	$(49,006)	$(17,620,254)

[1]    The opening balance of preferred securities has been adjusted to exclude certain investments amounting to $555,106 that were valued using NAV per share as no quoted market value is available. The fair value of those investments have been excluded from the fair value hierarchy due to the adoption of the Accounting Standard Update related to Fair Value Measurement: Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

[2] Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[3]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at February 29, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $62,109,915. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$1,040,650	Market Comparables	2P (Proved and Probable) Reserves +
			2C (Contingent) Resources Multiple[1]	$0.066x - $0.794x
			PV-10 Multiple[1,2]	0.04x - 0.155x
Corporate Bonds[3]	23,935,722	Discounted Cash Flow	Internal Rate of Return[4]	10.68% - 11.89%	11.64%
		Estimated Recovery Value	—	—
Warrants	25,726	Last Dealer Mark — Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[4]	80.00%
		Black-Scholes	Implied Volatility[4]	45.30%

Total	$25,002,098

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2] Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.

[3]    For the period ended February 29, 2016, the valuation technique for an investment classified as Corporate Bonds changed to an income approach. The investment was previously valued utilizing the Last Transaction Price. An income approach was considered to be a more relevant measure of fair value for this investment.

[4] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	51

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Asset-Backed Securities — 0.4%
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.87%, 10/25/35 (a)	$1,875	$1,678,669
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	8	8,581
Series 1996-20G, 7.70%, 7/01/16	8	7,939
Series 1996-20H, 7.25%, 8/01/16	9	9,614
Series 1996-20K, 6.95%, 11/01/16	33	33,989
Series 1997-20C, 7.15%, 3/01/17	16	16,048

		1,754,840
Interest Only Asset-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 3/15/21	439	3,842
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	1,937	137,438
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29	5,144	353,654

		494,934
Total Asset-Backed Securities — 0.5%		2,249,774

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.49%, 4/01/18	12	13
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	282	271,836
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.71%, 10/25/35 (a)	1,872	1,707,294
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 15.81%, 8/25/23 (a)	38	43,804
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.65%, 8/25/34 (a)	862	850,659

		2,873,606
Commercial Mortgage-Backed Securities — 0.6%
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,467,983
Interest Only Collateralized Mortgage Obligations — 0.5%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.00%, 5/25/33 (a)	17,139	65,299
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	508	136,163
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	2,293	24
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	53,141	53,842
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	5,931	118,630
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	139	9,920
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	123	4,103
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.79%, 3/20/35 (a)	27,426	754,226
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 3.89%, 8/25/36 (a)	12,088	1,087,951
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 5/15/29 (a)	29,546	30

		2,230,188

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-J5, 0.00%, 7/25/33	$97		$88,322
Series 2003-J8, 0.00%, 9/25/23	51		49,280
Drexel Burnham Lambert CMO Trust, Series K, Class 1, 0.00%, 9/23/17	—	(d)	115
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36	386		259,898
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 0.00%, 4/25/24	5		4,523
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	149		105,768

			507,906
Total Non-Agency Mortgage-Backed Securities — 1.8%			8,079,683

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.6%
Federal Housing Administration:
USGI Projects, Series 99, 7.43%, 6/01/21 - 10/01/23	2,907		2,783,614
Reilly Projects, Series 41, 8.28%, 3/01/20	40		38,612
Resolution Funding Corp., 0.00%, 4/15/30 (e)	13,000		8,749,884

			11,572,110
Collateralized Mortgage Obligations — 65.4%
Fannie Mae Mortgage-Backed Securities:
Series 2011-142, Class PE, 3.50%, 8/25/43	15,567		16,955,631
Series 2014-28, Class BD, 3.50%, 1/25/42	7,138		7,659,748
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		16,279,670
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,398,147
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		50,631,300
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000		11,195,002
Series 2003-135, Class PB, 6.00%, 1/25/34	11,992		12,922,338
Series 2004-31, Class ZG, 7.50%, 5/25/34	4,440		5,523,068
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	132		166,671
Series 2005-73, Class DS, 16.42%, 8/25/35 (a)	825		1,043,870
Series 1991-87, Class S, 25.53%, 8/25/21 (a)	14		18,738
Series G-49, Class S, 989.48%, 12/25/21 (a)	—	(d)	181
Series G-17, Class S, 1,036.08%, 6/25/21 (a)	47		550
Series G-33, Class PV, 1,078.42%, 10/25/21	42		215
Series G-07, Class S, 1,095.42%, 3/25/21 (a)	—	(d)	911
Series 1991-46, Class S, 2,419.20%, 5/25/21 (a)	39		1,707
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 2.86%, 1/25/28 (a)	993		1,040,968
Series K048, Class A2, 3.28%, 6/25/25 (a)	1,600		1,703,980
Series 4242, Class PA, 3.50%, 5/15/41	7,278		7,743,798
Series 4016, Class BX, 4.00%, 11/15/40 - 9/15/41	26,292		29,813,207
Series 3688, Class PB, 4.50%, 8/15/32	10,000		10,844,318
Series 4316, Class VB, 4.50%, 3/15/34	10,787		12,182,599
Series 3856, Class PB, 5.00%, 5/15/41	10,000		11,836,785
Series 2927, Class BZ, 5.50%, 5/15/23 - 2/15/35	10,313		11,038,330
Series 2542, Class UC, 6.00%, 12/15/22	2,203		2,395,041
Series 0040, Class K, 6.50%, 8/17/24	129		147,735

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 2218, Class Z, 8.50%, 3/15/20 - 3/15/30	$2,343		$2,732,268
Series 0173, Class R, 9.00%, 11/15/21	3		3
Series 0173, Class RS, 9.66%, 11/15/21 (a)	—	(d)	3
Series 2861, Class AX, 10.16%, 9/15/34 (a)	4		4,416
Series 1160, Class F, 38.35%, 10/15/21 (a)	6		10,827
Series 1057, Class J, 1,008.00%, 3/15/21	30		278
Series 0192, Class U, 1,009.03%, 2/15/22 (a)	1		15
Series 0019, Class R, 15,964.69%, 3/15/20 (a)	1		239
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	19,300		20,359,049
Series 2011-80, Class PB, 4.00%, 10/20/39	11,489		12,402,501
Series 2010-112, Class TL, 4.00%, 1/20/39	15,000		15,979,854
Series 2011-88, Class PY, 4.00%, 6/20/41	15,402		16,855,488
Series 2012-16, Class HD, 4.00%, 9/20/40	10,000		10,989,530
Series 2004-89, Class PE, 6.00%, 10/20/34	198		206,487

			294,085,466
Interest Only Collateralized Mortgage Obligations — 2.4%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	114		3,446
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	67		2,367
Series 2012-96, Class D1, 4.00%, 2/25/27	5,250		436,588
Series 2013-45, Class EI, 4.00%, 4/25/43	10,634		949,619
Series 2010-74, Class DI, 5.00%, 12/25/39	6,988		377,427
Series 1997-90, Class M, 6.00%, 1/25/28	1,781		266,947
Series 2011-124, Class GS, 6.26%, 3/25/37 (a)	11,198		1,233,198
Series 1999-W4, 6.50%, 12/25/28	141		14,174
Series 1993-199, Class SB, 7.06%, 10/25/23 (a)	63		2,010
Series 089, Class 2, 8.00%, 10/25/18	1		31
Series 007, Class 2, 8.50%, 4/25/17	1		18
Series G92-05, Class H, 9.00%, 1/25/22	6		300
Series 094, Class 2, 9.50%, 8/25/21	1		120
Series 1990-136, Class S, 19.64%, 11/25/20 (a)	4,104		5,512
Series 1991-139, Class PT, 648.35%, 10/25/21	78		1,142
Series 1991-099, Class L, 930.00%, 8/25/21	35		248
Series 1990-123, Class M, 1,009.50%, 10/25/20	7		64
Series G92-12, Class C, 1,016.90%, 2/25/22	51		240
Series G-10, Class S, 1,059.73%, 5/25/21 (a)	175		2,814
Series G-12, Class S, 1,124.81%, 5/25/21 (a)	111		1,548
Freddie Mac Mortgage-Backed Securities:
Series 2559, 0.86%, 8/15/30 (a)	48		341
Series 3745, Class 1N, 4.00%, 1/15/35	17,991		732,573
Series 3744, Class PI, 4.00%, 1/15/35 - 6/15/39	11,027		1,100,371
Series 4026, 4.50%, 4/15/32	3,796		468,346
Series 2611, Class QI, 5.50%, 9/15/32	800		54,112
Series 1043, Class H, 43.08%, 2/15/21 (a)	3,723		5,971
Series 1054, Class I, 844.23%, 3/15/21 (a)	25		362
Series 0176, Class M, 1,010.00%, 7/15/21	11		208
Series 1056, Class KD, 1,084.50%, 3/15/21	19		224
Series 1148, Class E, 1,146.50%, 10/15/21 (a)	24		301
Series 0200, Class R, 192,257.14%, 12/15/22 (a)	—	(d)	367
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.04%, 12/16/39	1,785		295,955
Series 2011-52, Class MJ, 6.22%, 4/20/41	11,646		2,388,182
Series 2011-52, Class NS, 6.24%, 4/16/41	13,008		2,605,743

			10,950,869
Mortgage-Backed Securities — 61.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43 (f)	24,264		24,927,739
3.50%, 10/01/42 - 10/01/45 (f)	30,057		31,592,722

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
4.00%, 1/01/41 - 9/01/42 (f)	$25,505		$27,290,436
4.50%, 8/01/25 - 4/01/46 (f)(g)	73,465		80,430,691
5.00%, 1/01/23 - 10/01/41 (f)	45,275		50,554,070
5.50%, 11/01/16 - 10/01/39 (f)	22,594		25,122,356
5.97%, 8/01/16 (a)	2,860		2,892,463
6.00%, 3/01/46 (g)	21,800		24,846,042
6.50%, 12/01/37 - 10/01/39	6,630		7,670,327
7.50%, 2/01/22	—	(d)	41
9.50%, 1/01/19 - 9/01/19	1		1,300
Freddie Mac Mortgage-Backed Securities:
2.80%, 10/01/34 (a)	104		106,484
2.86%, 1/01/35 (a)	174		178,376
3.14%, 11/01/17 (a)	1		840
5.00%, 2/01/22 - 4/01/22	204		218,554
9.00%, 9/01/20	8		8,482
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	95		99,259
8.00%, 10/15/22 - 8/15/27	44		46,860
9.00%, 4/15/20 - 9/15/21	3		2,637

			275,989,679
Principal Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities (e):
Series 2002-13, Class PR, 0.00%, 6/25/23 - 3/25/32	201		189,585
Series 1993-70, Class A, 0.00%, 2/25/21 - 5/25/23	104		98,935
Freddie Mac Mortgage-Backed Securities:
Series 1691, Class B, 0.00%, 3/15/24	329		304,192
Series T-8, Class A10, 0.00%, 11/15/28	41		40,601
Series 1571, Class G, 0.00%, 11/15/22 - 8/15/23	198		189,630

			822,943
Total U.S. Government Sponsored Agency Securities — 132.0%			593,421,067

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.50%, 2/15/46	5,000		4,879,100
U.S. Treasury Notes:
1.00%, 11/30/19 (f)	2,965		2,955,041
1.38%, 8/31/20	4,045		4,076,919
1.63%, 11/15/22	780		786,550
2.00%, 8/15/25	2,860		2,923,343
2.25%, 11/15/25 (f)	6,500		6,789,452
1.63%, 2/15/26	2,000		1,979,062
Total U.S. Treasury Obligations — 5.4%			24,389,467
Total Long-Term Investments (Cost — $620,185,790) — 139.7%			628,139,991

Short-Term Securities	Shares
Money Market Funds — 0.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (j)(k)	3,646,880		3,646,880

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	53

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Short-Term Securities	Par (000)	Value

Borrowed Bond Agreement (h)(i) — 0.2%
Credit Suisse Securities (USA) LLC, 0.01%, Open (Purchased on 11/19/15 to be repurchased at $868,025. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair value of $917,000 and $948,522, respectively)	$868	$868,000
Total Short-Term Securities (Cost — $4,514,880) — 1.0%		4,514,880
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $624,700,670) — 140.7%		632,654,871

Borrowed Bonds	Par (000)	Value

U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	$(948,522)
Total Borrowed Bonds (Proceeds — $842,347) — (0.2)%		(948,522)

TBA Sale Commitments
Fannie Mae Mortgage-Backed Securities (g):
4.50% 3/01/31 - 3/01/46	5,300	(5,623,597)
5.00% 3/01/31 - 3/01/46	13,100	(14,491,666)
Total TBA Sale Commitments (Proceeds — $20,052,372) — (4.5)%		(20,115,263)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments (Cost — $603,805,951) — 136.0%		611,591,086
Liabilities in Excess of Other Assets — (36.0)%		(161,902,752)

Net Assets — 100.0%		$449,688,334

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Amount is less than $500.

(e)	Zero-coupon bond.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 29, 2016 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$(6,433,770)	$(29,295)
Credit Suisse Securities (USA) LLC	$(5,326,409)	$(22,956)
Goldman Sachs & Co.	$30,691	$2,525
JPMorgan Securities, Inc.	$22,321,258	$206,858

(h)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(i)	The amount to be repurchased assumes the maturity will be the day after the period end.

(j)	During the period ended February 29, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	24,634,500	(20,987,620)	3,646,880	$9,817

(k)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.44%	6/10/15	Open	$2,880,000	$2,883,910	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.17%	11/19/15	Open	13,196,277	13,202,634	U.S. Government Sponsored Agency Securities	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.05%	11/23/15	Open	6,475,625	6,476,515	U.S. Treasury Obligations	Open/Demand[1]
HSBC Securities (USA), Inc.	0.59%	2/10/16	3/14/16	132,948,000	132,989,399	U.S. Government Sponsored Agency Securities	Up to 30 Days
Total				$155,499,902	$155,552,458

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(12)	90-Day Euro-Dollar	March 2016	$2,980,125	$(9,023)
105	2-Year U.S. Treasury Note	June 2016	$22,947,422	(34,212)
(112)	5-Year U.S. Treasury Note	June 2016	$13,550,250	16,906
(266)	10-Year U.S. Treasury Note	June 2016	$34,717,156	(5,469)
(79)	10-Year U.S. Ultra Long Treasury Note	June 2016	$11,147,641	11,333
(766)	Long U.S. Treasury Bond	June 2016	$126,030,938	86,868
287	Ultra Long U.S. Treasury Bond	June 2016	$49,695,844	(118,745)
Total				$(52,342)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.72%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	7/14/16	$5,400	$98,522	—	$98,522
4.31%[2]	3-Month LIBOR	Deutsche Bank AG	10/01/18	$60,000	(5,213,538)	—	(5,213,538)
3.43%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	3/28/21	$6,000	676,133	$(142,249)	818,382
5.41%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	8/15/22	$9,565	2,474,404	—	2,474,404
Total					$(1,964,479)	$(142,249)	$(1,822,230)

[1] Trust pays the floating rate and receives the fixed rate.
[2] Trust pays the fixed rate and receives the floating rate.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$115,107	—	$115,107
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	—	—	3,391,308	—	3,391,308

Total		—	—	—	—	$3,506,415	—	$3,506,415

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	55

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$167,449	—	$167,449
Swaps — OTC	Unrealized depreciation on OTC Swaps; Swap premiums received	—	—	—	—	5,355,787	—	5,355,787

Total		—	—	—	—	$5,523,236	—	$5,523,236

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Financial futures contracts	—	—	—	—	$(4,108,534)	—	$(4,108,534)
Swaps	—	—	—	—	(363,484)	—	(363,484)

Total	—	—	—	—	$(4,472,018)	—	$(4,472,018)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(2,241,398)	—	$(2,241,398)
Swaps	—	—	—	—	389,056	—	389,056

Total	—	—	—	—	$(1,852,342)	—	$(1,852,342)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$60,962,109
Average notional value of contracts — short	$159,210,355
Interest rate swaps:
Average notional value — pays fixed rate	$60,000,000
Average notional value — receives fixed rate	$33,715,000

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$119,875	$265,445
Swaps — OTC[1]	3,391,308	5,355,787

Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,511,183	5,621,232

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(119,875)	(265,445)

Total derivative assets and liabilities subject to an MNA	$3,391,308	$5,355,787

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an Master Netting Agreement (“MNA”) and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
JPMorgan Chase Bank N.A.	$3,391,308	$(142,249)	—	$(3,249,059)	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5]
Deutsche Bank AG	$5,213,538	—	—	$(5,213,538)	—
JPMorgan Chase Bank N.A.	142,249	$(142,249)	—	—	—

Total	$5,355,787	$(142,249)	—	$(5,213,538)	—

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Excess of collateral pledged from the individual counterparty is not shown for financial reporting purposes.
[5] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,754,840	$494,934	$2,249,774
Non-Agency Mortgage-Backed Securities	—	6,118,863	1,960,820	8,079,683
U.S. Government Sponsored Agency Securities	—	590,598,229	2,822,838	593,421,067
U.S. Treasury Obligations	—	24,389,467	—	24,389,467
Short-Term Securities:
Money Market Funds	$3,646,880	—	—	3,646,880
Borrowed Bond Agreement	—	868,000	—	868,000
Liabilities:
Investments:
Borrowed Bonds	—	(948,522)	—	(948,522)
TBA Sale Commitments	—	(20,115,263)	—	(20,115,263)

Total	$3,646,880	$602,665,614	$5,278,592	$611,591,086

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$115,107	$3,391,308	—	$3,506,415
Liabilities:
Interest rate contracts	(167,449)	(5,213,538)	—	(5,380,987)

Total	$(52,342)	$(1,822,230)	—	$(1,874,572)

[1] Derivative financial instruments are financial futures contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	57

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face amount, including accrued interest, for financial statement purposes. As of February 29, 2016, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$245,711	—	—	$245,711
Cash pledged :
Collateral — OTC derivatives	6,040,000	—	—	6,040,000
Financial futures contracts	2,669,260	—	—	2,669,260
Liabilities:
Cash received :
Collateral — OTC derivatives	—	$(3,330,000)	—	(3,330,000)
Collateral — Reverse repurchase agreements	—	(231)	—	(231)
Reverse repurchase agreements	—	(155,552,458)	—	(155,552,458)

Total	$8,954,971	$(158,882,689)	—	$(149,927,718)

During the six months ended February 29, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2015	$522,965	$2,114,419	$3,072,791	$5,710,175
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(69,358)	—	(5,496)	(74,854)
Net realized gain (loss)	(118,374)	4	(5,510)	(123,880)
Net change in unrealized appreciation (depreciation)[1,2]	159,701	(153,600)	(15,323)	(9,222)
Purchases	—	—	—	—
Sales	—	(3)	(223,624)	(223,627)

Closing Balance, as of February 29, 2016	$494,934	$1,960,820	$2,822,838	$5,278,592

Net change in unrealized appreciation (depreciation) on investments held as of February 29, 2016[2]	$159,701	$(153,600)	$(15,323)	$(9,222)

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]    Any difference between Net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of February 29, 2016 is generally due to investments no longer held or categorized as level 3 at period end.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Assets and Liabilities

February 29, 2016 (Unaudited)	BlackRock Core Bond Trust (BHK)		BlackRock Corporate High Yield Fund, Inc. (HYT)[1]		BlackRock Income Trust, Inc. (BKT)

Assets
Investments at value — unaffiliated[2]	$1,006,776,002		$1,817,052,949		$629,007,991
Investments at value — affiliated[3]	9,946,997		6,252,008		3,646,880
Cash	184,051		397,085		245,711
Cash pledged:
Collateral — OTC derivatives	9,130,000		—		6,040,000
Financial futures contracts	2,600,970		8,000,150		2,669,260
Centrally cleared swaps	551,940		2,268,000		—
Foreign currency at value[4]	370,110		955,543		—
Receivables:
Dividends	27,422		—		—
Interest	10,798,260		29,147,179		2,212,712
Investments sold	8,346,012		26,867,572		41,724
Options written	334,946		—		—
Swaps	23,696		133,946		208,550
Variation margin on financial futures contracts	267,392		1,055,360		119,875
Variation margin on centrally cleared swaps	93,883		120,182		—
Principal paydowns	4,829		—		—
TBA sale commitments	—		—		20,052,372
Swap premiums paid	40,671		—		—
Unrealized appreciation on:
Forward foreign currency exchange contracts	576,032		1,518,086		—
OTC derivatives	239,912		959,809		3,391,308
Prepaid expenses	38,698		84,047		31,032
Other assets	10,886		—		1,482

Total assets	1,050,362,709		1,894,811,916		667,668,897

Liabilities
Bank borrowings	—		506,000,000		—
Cash received:
Collateral — OTC derivatives	520,000		1,500,000		3,330,000
Collateral — Reverse repurchase agreements	—		—		231
Borrowed bonds at value[5]	—		—		948,522
Options written at value[6]	11,871,655		—		—
TBA sale commitments at value[7]	—		—		20,115,263
Reverse repurchase agreements	277,642,210		—		155,552,458
Payables:
Administration fees	—		—		53,493
Investments purchased	4,454,189		37,883,419		30,646,553
Investment advisory fees	409,142		861,366		231,300
Income dividends	92,099		398,795		55,299
Interest expense	—		638,693		7,413
Officer’s and Trustees’ fees	174,046		428,043		153,366
Options written	381,015		—		—
Swaps	13,143		39,706		1,104,891
Variation margin on financial futures contracts	103,750		22,930		265,445
Variation margin on centrally cleared swaps	68,360		—		—
Other accrued expenses	283,357		696,917		160,542
Swap premiums received	862,920		—		142,249
Unrealized depreciation on:
Forward foreign currency exchange contracts	203,373		1,159,233		—
OTC derivatives	1,234,574		54,514		5,213,538
Other liabilities	252,200		252,425		—
Commitments and contingencies	—	[8]	—	[8]	—

Total liabilities	298,566,033		549,936,041		217,980,563

Net Assets	$751,796,676		$1,344,875,875		$449,688,334

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	59

Statements of Assets and Liabilities (concluded)

February 29, 2016 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Trust, Inc. (BKT)

Net Assets Consist of
Paid-in capital[9,10,11]	$761,161,052	$1,782,827,848	$478,262,054
Undistributed (distributions in excess of) net investment income	(1,464,342)	2,988,226	4,376,153
Accumulated net realized loss	(12,350,318)	(253,860,362)	(38,861,918)
Net unrealized appreciation (depreciation)	4,450,284	(187,079,837)	5,912,045

Net Assets	$751,796,676	$1,344,875,875	$449,688,334

Net asset value, offering and redemption price per share	$13.94	$10.62	$7.03

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost — unaffiliated	$1,000,321,536	$2,007,293,860	$621,053,790
[3] Investments at cost — affiliated	$9,946,997	$6,076,637	$3,646,880
[4] Foreign currency at cost	$375,149	$968,839	—
[5] Proceeds received from borrowed bonds	—	—	$842,347
[6] Premiums received	$10,264,926	—	—
[7] Proceeds from TBA sale commitments	—	—	$20,052,372
[8] See Note 4 and Note 12 of the Notes to Financial Statements for details of commitments and contingencies
[9] Par value	$0.001	$0.100	$0.010
[10] Shares Outstanding	53,935,126	126,599,668	63,942,535
[11] Shares Authorized	Unlimited	200 million	200 million

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Operations

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Trust, Inc. (BKT)

Investment Income
Interest	$24,964,450	$61,404,707	$11,540,998
Dividends — unaffiliated	361,289	249,647	—
Dividends — affiliated	12,895	711,453	9,817
Foreign taxes withheld	—	(2,051)	—

Total income	25,338,634	62,363,756	11,550,815

Expenses
Investment advisory	2,630,093	5,989,285	1,451,660
Administration	—	—	334,999
Professional	67,884	167,428	50,704
Accounting services	51,474	108,448	33,115
Custodian	44,799	101,200	20,058
Transfer agent	52,447	71,888	34,804
Officer and Trustees	37,908	58,828	18,474
Printing	2,912	20,735	6,888
Registration	6,413	14,742	8,102
Miscellaneous	71,040	113,387	26,300

Total expenses excluding interest expense and income tax	2,964,970	6,645,941	1,985,104
Interest expense	604,945	3,013,261	347,466
Income tax	—	14,860	—

Total expenses	3,569,915	9,674,062	2,332,570
Less fees waived by the Manager	(3,810)	(428)	(2,962)

Total expenses after fees waived	3,566,105	9,673,634	2,329,608

Net investment income	21,772,529	52,690,122	9,221,207

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(12,682,373)	(83,778,489)	79,776
Investments — affiliated	—	(2,564,875)	—
Financial futures contracts	3,002,352	6,968,390	(4,108,534)
Foreign currency transactions	1,197,264	7,026,677	—
Options written	2,379,640	28,734	—
Swaps	(2,164,633)	(101,902)	(363,484)

	(8,267,750)	(72,421,465)	(4,392,242)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,236,302)	(86,973,518)	6,055,309
Investments — affiliated	—	175,371	—
Financial futures contracts	703,370	(5,285,841)	(2,241,398)
Foreign currency translations	331,583	543,688	—
Options written	(2,726,597)	—	—
Swaps	(383,121)	1,012,795	389,056
Borrowed bonds	—	—	(66,304)

	(9,311,067)	(90,527,505)	4,136,663

Net realized and unrealized loss	(17,578,817)	(162,948,970)	(255,579)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,193,712	$(110,258,848)	$8,965,628

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	61

Statements of Changes in Net Assets	BlackRock Core Bond Trust (BHK)

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$21,772,529	$42,093,223
Net realized gain (loss)	(8,267,750)	19,284,069
Net change in unrealized appreciation (depreciation)	(9,311,067)	(53,137,205)

Net increase in net assets resulting from operations	4,193,712	8,240,087

Distributions to Shareholders[1]
From net investment income	(23,219,073)	(47,657,688)
In excess of net investment income	—	(1,743,768)

Decrease in net assets resulting from distributions to shareholders	(23,219,073)	(49,401,456)

Capital Share Transactions
Net proceeds from the issuance of shares due to reorganization	—	399,906,769
Cost of shares redeemed	—	(1,775)

Net increase in net assets derived from capital transactions	—	399,904,994

Net Assets
Total increase (decrease) in net assets	(19,025,361)	358,743,625
Beginning of period	770,822,037	412,078,412

End of period	$751,796,676	$770,822,037

Undistributed net investment loss, end of period	$(1,464,342)	$(17,798)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Consolidated Statements of Changes in Net Assets	BlackRock Corporate High Yield Fund, Inc. (HYT)

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$52,690,122	$110,710,853
Net realized gain (loss)	(72,421,465)	3,532,873
Net change in unrealized appreciation (depreciation)	(90,527,505)	(169,304,412)

Net decrease in net assets resulting from operations	(110,258,848)	(55,060,686)

Distributions to Shareholders[1]
From net investment income	(72,171,812)	(123,054,879)

Net Assets
Total decrease in net assets	(182,430,660)	(178,115,565)
Beginning of period	1,527,306,535	1,705,422,100

End of period	$1,344,875,875	$1,527,306,535

Undistributed net investment income, end of period	$2,988,226	$22,469,916

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	63

Statements of Changes in Net Assets	BlackRock Income Trust, Inc. (BKT)

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$9,221,207	$20,490,679
Net realized loss	(4,392,242)	(6,803,051)
Net change in unrealized appreciation (depreciation)	4,136,663	(682,875)

Net increase in net assets resulting from operations	8,965,628	13,004,753

Distributions to Shareholders[1]
From net investment income	(11,893,312)	(25,321,248)

Net Assets
Total decrease in net assets	(2,927,684)	(12,316,495)
Beginning of period	452,616,018	464,932,513

End of period	$449,688,334	$452,616,018

Undistributed net investment income, end of period	$4,376,153	$7,048,258

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Cash Flows

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Trust, Inc. (BKT)

Cash Provided by (Used for) Operating Activities
Net increase (decrease) in net assets resulting from operations	$4,193,712	$(110,258,848)	$8,965,628
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long term investments and principal paydowns	182,641,274	638,950,980	542,879,818
Purchases of long term investments	(157,547,366)	(502,623,098)	(539,572,587)
Net proceeds from sales of short-term securities	(26,632)	(3,168,928)	—
Net purchases of short-term securities	—	—	20,966,620
Amortization of premium and accretion of discount on investments	2,383,185	584,552	2,540,569
Premiums paid on closing options written	(3,289,298)	(52,832)	—
Premiums received from options written	9,187,766	81,566	—
Net realized (gain) loss on investments, options written, borrowed bonds and short sales	10,325,917	85,887,062	393,623
Net unrealized loss on investments, options written, swaps, borrowed bonds, foreign currency translations and short sales	10,888,281	86,033,443	(6,379,813)
(Increase) decrease in assets:
Cash Pledged:
Collateral — OTC derivatives	(3,470,000)	80,000	460,000
Collateral — reverse repurchase agreements	2,140,000	—	1,166,000
Financial futures contracts	(1,165,920)	(2,445,760)	(677,950)
Centrally cleared swaps	(442,790)	(1,745,250)	—
Receivables:
Dividends	—	5,087	—
Interest	788,427	4,325,144	85,522
Swaps	(8,598)	90,298	40,248
Variation margin on financial futures contracts	(176,104)	137,760	285,057
Variation margin on centrally cleared swaps	(57,822)	(120,182)	—
Swap premiums paid	25,057	100,409	—
Prepaid expenses	(28,041)	(59,135)	(21,156)
Other assets	13,563	—	1,752
Increase (decrease) in liabilities:
Cash received:
Collateral — reverse repurchase agreements	—	—	231
Collateral — OTC derivatives	520,000	(100,000)	(640,000)
Payables:
Swaps	5,633	39,706	(6,517)
Administration fees	—	—	(61,992)
Interest expense	(78,284)	119,964	11,120
Investment advisory fees	(526,049)	(1,393,460)	(267,634)
Officer’s and Trustees’ fees	(9,951)	7,174	(1,442)
Other accrued expenses	(12,716)	(10,654)	(22,058)
Variation margin on financial futures contracts	(158,012)	22,857	164,976
Variation margin on centrally cleared swaps	48,916	(24,343)	—
Swap premiums received	735,629	(51,384)	(13,935)
Other liabilities	11,440	252,425	—

Net cash provided by (used for) operating activities	56,911,217	194,664,553	30,296,080

[1] Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	65

Statements of Cash Flows (concluded)

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund, Inc. (HYT)[1]	BlackRock Income Trust, Inc. (BKT)

Cash Provided by (Used for) Financing Activities
Cash dividends paid to Common Shareholders	$(23,207,783)	$(72,275,359)	$(11,893,779)
Payments on bank borrowings	—	(437,000,000)	—
Proceeds from bank borrowings	—	312,000,000	—
Decrease in bank overdraft	—	—	(2,492)
Net borrowing of reverse repurchase agreements	(33,523,032)	—	(18,154,098)

Net cash used for financing activities	(56,730,815)	(197,275,359)	(30,050,369)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$2,313	$(13,184)	—

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency at value	182,715	(2,623,990)	245,711
Cash and foreign currency at value at beginning of period	371,446	3,976,618	—

Cash and foreign currency at value at end of period	$554,161	$1,352,628	$245,711

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expenese	$683,229	$2,893,297	$336,346

[1] Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015		2014		2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$14.29		$15.24		$14.05		$15.21	$13.78	$14.19

Net investment income[1]	0.40		0.86		0.87		0.89	0.88	0.83
Net realized and unrealized gain (loss)	(0.32)		(0.73)		1.23		(1.11)	1.37	(0.36)

Net increase (decrease) from investment operations	0.08		0.13		2.10		(0.22)	2.25	0.47

Distributions:[2]
From net investment income	(0.43)		(1.04)		(0.91)		(0.94)	(0.82)	(0.88)
In excess of net investment income[3]	—		(0.04)		—		—	—	—

Total distributions	(0.43)		(1.08)		(0.91)		(0.94)	(0.82)	(0.88)

Net asset value, end of period	$13.94		$14.29		$15.24		$14.05	$15.21	$13.78

Market price, end of period	$12.96		$12.63		$13.64		$12.50	$15.41	$12.69

Total Return[4]
Based on net asset value	0.86%	[5]	1.62%		16.09%	[6]	(1.42)%	17.06%	4.02%

Based on market price	6.09%	[5]	0.35%		16.78%		(13.43)%	28.78%	(2.35)%

Ratios to Average Net Assets
Total expenses	0.94%	[7]	0.95%	[8]	1.06%	[8]	1.03%	0.95%	1.02%

Total expenses after fees waived and paid indirectly	0.94%	[7]	0.95%	[8]	1.02%	[8]	0.98%	0.94%	1.02%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.78%	[7]	0.82%	[8]	0.91%	[8]	0.86%	0.86%	0.93%

Net investment income	5.75%	[7]	5.83%		5.94%		5.92%	6.13%	6.05%

Supplemental Data
Net assets, end of period (000)	$751,797		$770,822		$412,078		$379,913	$411,136	$372,295

Borrowings outstanding, end of period (000)	$277,642		$303,651		$168,301		$172,537	$182,679	$152,301

Portfolio turnover rate	15%		55%	[9]	82%	[9]	100% [9]	290% [9]	824% [9]

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Taxable distribution.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes proceeds received from a settlement of litigation, which impacted the Trust’s total return. Excluding these proceeds, the total return would have been 16.01%.

[7]	Annualized.

[8]

Includes reorganization costs associated with the Trust’s merger. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 0.94%, 0.94% and 0.82% for the year ended August 31, 2015 and 1.00%, 0.96% and 0.85% for the year ended August 31, 2014, respectively.

[9]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended August 31,
	2015	2014	2013	2012	2011

Portfolio turnover (excluding MDRs )	51%	48%	63%	237%	544%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	67

Financial Highlights	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Six Months Ended February 29, 2016[1] (Unaudited)		Year Ended August 31,
			2015[1]	2014[1]		2013[1]		2012[1]		2011

Per Share Operating Performance
Net asset value, beginning of period	$12.06		$13.47	$12.62		$12.32		$11.49		$11.38

Net investment income[2]	0.42		0.87	0.98		1.00		1.04		1.06
Net realized and unrealized gain (loss)	(1.29)		(1.31)	0.91		0.41		0.83		0.05

Net increase (decrease) from investment operations	(0.87)		(0.44)	1.89		1.41		1.87		1.11

Distributions from net investment income[3]	(0.57)		(0.97)	(1.04)		(1.11)		(1.04)		(1.00)

Net asset value, end of period	$10.62		$12.06 [4]	$13.47		$12.62		$12.32		$11.49

Market price, end of period	$9.77		$9.97	$12.07		$11.37		$12.96		$11.21

Total Return[5]
Based on net asset value	(6.75)%	[6]	(2.40)% [4]	16.21%		11.90%		17.14%		9.95%

Based on market price	3.77%	[6]	(9.96)%	15.58%		(4.16)%		26.30%		9.09%

Ratios to Average Net Assets
Total expenses	1.36%	[7,8]	1.37%	1.35%	[9]	1.54%	[10]	1.51%		1.41%

Total expenses after fees waived and paid indirectly	1.36%	[7,8]	1.37%	1.35%	[9]	1.54%	[10]	1.51%		1.41%

Total expenses after fees waived and paid indirectly and excluding interest expense and income tax	0.94%	[7,8]	0.96%	0.98%	[9]	1.16%	[10,11]	1.19%	[12]	1.12%

Net investment income	7.42%	[7]	6.88%	7.40%		7.83%		8.84%		8.80%

Supplemental Data
Net assets, end of period (000)	$1,344,876		$1,527,307	$1,705,422		$446,847		$435,955		$405,697

Borrowings outstanding, end of period (000)	$506,000		$631,000	$723,000		$191,000		$181,000		$130,000

Asset coverage, end of period $1,000 of bank borrowings	$3,658		$3,419	$3,359		$3,340		$3,409		$4,121

Portfolio turnover rate	27%		57%	64%		77%		61%		87%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

For financial reporting purposes, the market value of certain total return swaps were adjusted as of report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on net asset value presented herein are different than the information previously published on August 31, 2015.

[5]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds of approximately 0.04% for the six months ending February 29, 2016.

[9]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.34%, 1.34% and 0.97%, respectively.

[10]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.50%, 1.50% and 1.12%, respectively.

[11]	For the year ended August 31, 2013, the total expense ratio after fees waived and paid indirectly and excluding interest expense, borrowing costs and income tax was 1.15%.

[12]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.09%.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock Income Trust, Inc. (BKT)

	Six Months Ended February 29, 2016 (Unaudited)		Year ended August 31,
			2015		2014		2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$7.08		$7.27		$7.32		$7.94	$7.96	$7.76

Net investment income[1]	0.14		0.32		0.35		0.32	0.39	0.35
Net realized and unrealized gain (loss)	0.00	[2]	(0.11)		0.03		(0.46)	0.06	0.19

Net increase (decrease) from investment operations	0.14		0.21		0.38		(0.14)	0.45	0.54

Distributions:[3]
From net investment income	(0.19)		(0.40)		(0.43)		(0.48)	(0.27)	(0.34)
From net realized gain	—		—		—		—	(0.20)	—

Total distributions	(0.19)		(0.40)		(0.43)		(0.48)	(0.47)	(0.34)

Net asset value, end of period	$7.03		$7.08		$7.27		$7.32	$7.94	$7.96

Market price, end of period	$6.54		$6.30		$6.42		$6.40	$7.63	$7.18

Total Return[4]
Based on net asset value	2.20%	[5]	3.56%		6.05%		(1.45)%	6.24%	7.70%

Based on market price	6.84%	[5]	4.35%		7.12%		(10.34)%	13.19%	8.47%

Ratios to Average Net Assets
Total expenses	1.04%	[6]	0.99%	[7]	1.02%	[7]	1.00%	0.97%	1.06%

Total expenses after fees waived and paid indirectly	1.04%	[6]	0.99%	[7]	1.02%	[7]	1.00%	0.97%	1.05%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.89%	[6]	0.90%	[7]	0.96%	[7]	0.90%	0.90%	0.94%

Net investment income	4.13%	[6]	4.48%		4.74%		4.18%	4.86%	4.43%

Supplemental Data
Net assets, end of period (000)	$449,688		$452,616		$464,933		$467,948	$507,852	$508,765

Borrowings outstanding, end of period (000)	$155,552		$173,695		$205,415		$148,344	$119,706	$233,676

Portfolio turnover rate[8]	85%		191%		256%		358%	487%	899%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 0.99%, 0.99% and 0.89% for the year ended August 31, 2015 and 0.97%, 0.97% and 0.90% for the year ended August 31, 2014, respectively.

[8]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended February 29, 2016	Year Ended August 31,
		2015	2014	2013	2012	2011

Portfolio turnover (excluding MDRs)	38%	78%	125%	196%	230%	387%

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	69

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually, a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Core Bond Trust	BHK	Delaware	Diversified
BlackRock Corporate High Yield Fund, Inc.	HYT	Maryland	Diversified
BlackRock Income Trust, Inc.	BKT	Maryland	Diversified

The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

Reorganizations: The Board and shareholders of BHK and the Board and shareholders of BlackRock Income Opportunity Trust, Inc. (“BNA” or the “BHK Target Fund”) approved the reorganization of the BHK Target Fund into BHK. As a result BHK acquired substantially all of the assets and assumed substantially all of the liabilities of the BHK Target Fund in exchange for an equal aggregate value of newly-issued Common Shares of BHK. The purpose of this transaction was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on November 10, 2014.

Each Common Shareholder of the Target Fund received Common Shares of BHK in an amount equal to the aggregate net asset value of such Common Shareholder’s Target Fund Common Shares, as determined at the close of business on November 7, 2014, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.

The reorganization was accomplished by a tax-free exchange of Common Shares of BHK in the following amount and at the following conversion ratio:

Target Fund	Shares Prior to Reorganization	Conversion Ratio	Shares of BHK
BNA	34,456,370	0.78050585	26,893,279

The Target Fund’s net assets and composition of net assets on November 7, 2014, the valuation date of the reorganization, was as follows:

BNA
Net assets	$399,906,040
Paid-in capital	$384,183,492
Distributions in excess of net investment income	$(65,119)
Accumulated net realized loss	$(14,090,276)
Net unrealized appreciation (depreciation)	$29,877,943

For financial reporting purposes, assets received and shares issued by BHK were recorded at fair value. However, the cost basis of the investments received from BHK Target Fund was carried forward to align ongoing reporting of BHK’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of BHK before the acquisition were $402,115,685. The aggregate net assets of BHK immediately after the acquisition amounted to $802,021,725. The following key components of BNA prior to the reorganization were as follows:

Target Fund	Fair Value of Investments and Derivative Financial Instruments	Cost of Investments
BNA	$587,550,335	$557,681,213

In connection with the reorganization, BHK’s investment advisory fee was reduced by 5 basis points, from 0.55% of BHK’s average weekly net assets to 0.50% of BHK’s average weekly net assets as defined in Note 6. In addition to this reduction, BHK’s contractual investment advisory fee waiver of 0.03%, as a percentage of average weekly net assets, was discontinued in connection with the reorganization.

Assuming the acquisition had been completed on September 1, 2014, the beginning of the fiscal reporting period of BHK, the pro forma results of operations for the year ended August 31, 2015, are as follows:

•	Net investment income/loss: $46,563,761

•	Net realized and change in unrealized gain/loss on investments: $(39,413,545)

•	Net increase/decrease in net assets resulting from operations: $7,150,216

70	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BHK Target Fund that have been included in BHK’s Statement of Operations since November 10, 2014.

Reorganization costs incurred in connection with the reorganization were expensed by BHK.

Basis of Consolidation: The accompanying consolidated financial statements of HYT include the accounts of BLK HYT (Luxembourg) Investments, S.a.r.l., BLK HYV (Luxembourg) Investments, S.a.r.l., BLK COY (Luxembourg) Investments, S.a.r.l. and BLK CYE (Luxembourg) Investments, S.a.r.l. (the “Taxable Subsidiaries”), which are wholly owned taxable subsidiaries of HYT which hold shares of private Canadian companies, Laricina Energy Ltd. and Osum Oil Sands Corp. Such shares are held in the Taxable Subsidiaries in order to realize benefits under the Double Tax Avoidance Convention between Canada and Luxembourg, the result of which is gains on the sale of such shares will not be subject to capital gains taxes in Canada. Income earned on the investment held by the Taxable Subsidiary may be taxable to such subsidiary in Luxembourg. A tax provision, if any, is included in expenses in the Consolidated Statement of Operations for HYT. The net assets of the Taxable Subsidiary as of period end were $867,648 which is 0.1% of HYT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to HYT.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Trust’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Trust does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions and treasury roll transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. Portions of return of capital distributions under U.S. GAAP may be taxed at ordinary income rates. The character of distributions is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Realized net capital gains can be offset by capital losses carried forward from prior years. However, certain Trusts have capital loss carryforwards from pre-2012 tax years that offset realized net capital gains but do not offset current and accumulated earnings and profits. Consequently, if distributions in any tax year are less than the Trust’s current earnings and profits but greater than net investment income and net realized capital gains (taxable income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant.

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Notes to Financial Statements (continued)

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Fair Value Measurement: Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. The new guidance also requires revised disclosures regarding these investments. As of February 29, 2016, certain investments of HYT were valued using NAV per share for fair value and have been excluded from the fair value hierarchy due to the adoption of this accounting standard.

Indemnifications: In the normal course of business, each Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Trusts’ net assets. Each business day, the Trusts use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

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Notes to Financial Statements (continued)

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trusts’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes,

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Notes to Financial Statements (continued)

the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Trust’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Trusts may subsequently have to reinvest the proceeds at lower interest rates. If a Trust has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), which are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”). The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Trusts’ initial investment in the IOs may not fully recoup.

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Notes to Financial Statements (continued)

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Trusts also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or in the case of trust preferred securities, by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a Trust to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. A Trust may invest in obligations of borrowers who are in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for a Trust to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a Trust’s investment policies.

When a Trust purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Trusts upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Trust may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Trust may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a Trust having a contractual relationship only with the lender, not with the borrower. A Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Trust may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Trust assumes the credit risk of both the borrower and the lender that is selling the Participation. A Trust’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Trust may

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Notes to Financial Statements (continued)

be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a Trust having a direct contractual relationship with the borrower, and a Trust may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a Trust may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a Trust mitigate their counterparty risk, TBA commitments may be entered into by the Trusts under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Trust and the counterparty. Cash collateral that has been pledged to cover the obligations of a Trust and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Trust, if any, is noted in the Schedules of Investments. Typically, a Trust is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a Trust are not fully collateralized, contractually or otherwise, a Trust bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Certain Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Trust is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Trust is required to purchase may decline below the agreed upon repurchase price of those securities.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Trust borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a Trust at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Trust and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Trust may also experience delays in gaining access to the collateral.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate HYT to make future cash payments. As of February 29, 2016, HYT had outstanding commitments of $67,300,000 in connection with the Chapter 11 cases of Energy Future Holdings Corp., et al. The commitment is not included in the net assets of HYT as of February 29, 2016.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a Trust sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A Trust receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a Trust continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a Trust suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a Trust would still be required to pay the full repurchase price. Further, a Trust remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a Trust would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

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Notes to Financial Statements (continued)

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a Trust to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a Trust may receive a fee for use of the security by the counterparty, which may result in interest income to a Trust.

Treasury Roll Transactions: In a treasury roll transaction, a Trust sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. A Trust receives cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between a Trust and the counterparty over the term of the borrowing. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by a Trust on an accrual basis. A Trust will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by a Trust. If the interest expense exceeds the income earned, a Trust’s net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve leverage risk. If a Trust suffers a loss on its investment of the transaction proceeds from a Treasury roll transaction, a Trust would be required to pay the full repurchase price. Further, a Trust remains subject to the risk that the market value of the Treasury securities that a Trust is required to repurchase may decline below the agreed upon repurchase price of those securities. In such cases, a Trust would need to return a portion of the cash received from the transaction or provide additional Treasury securities to the counterparty.

For the six months ended February 29, 2016, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rates were as follows:

	Average Amount Outstanding	Daily Weighted Average Interest Rate
BHK	$298,288,280	0.41%
BKT	$160,541,671	0.44%

Borrowed bond agreements and reverse repurchase transactions are entered into by a Trust under Master Repurchase Agreements (each, an “MRA”), which permit a Trust, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Trust. With borrowed bond agreements and reverse repurchase transactions, typically a Trust and the counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Trust receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Trust is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Trusts’ open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BHK
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$12,939,355	$(12,939,355)	—	—
BNP Paribas Securities Corp.	141,085,600	(141,085,600)	—	—
Credit Suisse Securities (USA) LLC	5,026,298	(5,026,298)	—	—
HSBC Securities (USA), Inc.	43,321,821	(43,321,821)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	2,156,579	(2,156,579)	—	—
RBC Capital Markets, LLC	36,281,590	(36,281,590)	—	—
UBS Ltd.	36,830,967	(36,830,967)	—	—

Total	$277,642,210	$(277,642,210)	—	—

[1]

Net collateral with a value of $285,103,010 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	77

Notes to Financial Statements (continued)

BKT
Counterparty	Borrowed Bonds Agreements[1]	Reverse Repurchase Agreements	Borrowed Bonds at Value including Accrued Interest[2]	Net Amount before Collateral	Non-cash Collateral Received	Cash Collateral Received	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Collateral (Received)/ Pledged[3]	Net Exposure Due (to)/from Counterparty[3]
BNP Paribas Securities Corp	—	$(2,883,910)	—	$(2,883,910)	—	—	$2,883,910	—	$2,883,910	—
Credit Suisse Securities (USA) LLC	$868,000	(19,679,149)	$(955,934)	(19,767,083)	—	$(231)	19,767,314	—	19,767,083	—
HSBC Securities (USA) LLC	—	(132,989,399)	—	(132,989,399)	—	—	132,989,399	—	132,989,399	—

Total	$868,000	$(155,552,458)	$(955,934)	$(155,640,392)	—	$(231)	$155,640,623	—	$155,640,392	—

[1]	Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.

[2]	Includes accrued interest on borrowed bonds in the amount of $7,413 which is shown as interest expense payable in the Statements of Assets and Liabilities.

[3]

Net collateral with a value of $160,504,646 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Trust’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Trust’s obligation to repurchase the securities.

Short Sale Transactions: In short sale transactions, a Trust sells a security it does not hold in anticipation of a decline in the market price of that security. When a Trust makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A Trust is required to repay the counterparty interest on the security sold short, which, if applicable, is shown as interest expense in the Statements of Operations. A Trust is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a Trust sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a Trust will be able to close out a short position at a particular time or at an acceptable price.

5. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage economically their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: Certain Trusts invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trusts as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Trusts enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date.

78	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

Forward foreign currency exchange contracts, when used by the Trusts, help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Trusts as an unrealized gain or loss. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments including equity risk, interest rate risk and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts are reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Certain Trusts also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-U.S. dollar denominated instruments owned by the Trusts but not yet delivered, or committed or anticipated to be purchased by the Trusts.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Trusts enter into swap agreements in which the Trusts and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Trusts for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Trusts’ counterparty on the swap agreement becomes the CCP. The Trusts are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	79

Notes to Financial Statements (continued)

•

Credit default swaps — Certain Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Interest rate swaps — Certain Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•

Forward interest rate swaps — Certain Trusts enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Trust and the counterparty agree to make either periodic net payments beginning on a specified future effective date or a net payment at termination, unless terminated earlier.

•

Total return swaps — Certain Trusts enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trusts will receive a payment from or make a payment to the counterparty.

Master Netting Arrangements: In order to better define the Trusts’ contractual rights and to secure rights that will help them mitigate their counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements. The result would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Trusts. Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the Trusts’ counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Trusts generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, the Trusts may pay interest pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, the Trusts bear the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stand ready

80	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

to perform under the terms of their agreement with such counterparty, the Trusts bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services and administration services for BHK and HYT. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

Each Trust pays the Manager a monthly fee, which is determined by calculating a percentage of a Trust’s average daily net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, based on the following annual rates:

	BHK	HYT	BKT
Investment advisory fees	0.50%	0.60%	0.65%

BKT has an Administration Agreement with the Manager. The administration fee paid to the Manager is computed weekly and payable monthly based on an annual rate of 0.15% of BKT’s average net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investments in other affiliated investment companies, if any. For the six months ended February 29, 2016, the amounts waived were as follows:

	BHK	HYT	BKT
Amounts waived	$3,810	$428	$2,962

The Manager provides investment management and other services to the Taxable Subsidiaries. The Manager does not receive separate compensation from the Taxable Subsidiaries for providing investment management or administrative services. However, HYT pays the Manager based on HYT’s net assets, which includes the assets of the Taxable Subsidiaries.

Officers and Trustees Fees

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Distribution Fees

HYT has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of HYT’s Common Shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, HYT will compensate BRIL with respect to sales of Common Shares at a commission rate of 1.00% of the gross proceeds of the sale of HYT’s Common Shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL.

Other Transactions

The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended February 29, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act for HYT are $1,744,815 and $532,987, respectively.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	81

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the six months ended February 29, 2016, purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities were as follows:

Purchases
	BHK	HYT	BKT
Non-U.S. Government Securities	$143,948,582	$535,727,056	$480,867,354
U.S. Government Securities	13,392,722	—	35,339,014

Total Purchases	$157,341,304	$535,727,056	$516,206,368

Sales
	BHK	HYT	BKT
Total Sales	$190,156,736	$658,292,065	$530,221,873

For the six months ended February 29, 2016, purchases and sales related to mortgage dollar rolls for BKT were $282,417,226 and $282,506,393, respectively.

8. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.

The Trusts file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ U.S. federal tax returns remains open for each of the four years ended August 31, 2015. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of February 29, 2016, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires	BHK	HYT	BKT
No expiration date[1]	—	$21,747,079	$32,236,680
2016	—	4,056,597	—
2017	$5,617,079	95,246,388	—
2018	—	55,665,607	—

Total	$5,617,079	$176,715,671	$32,236,680

[1]	Must be utilized prior to losses subject to expiration.

As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BHK	HYT	BKT
Tax cost	$1,009,923,476	$2,019,928,751	$624,744,535

Gross unrealized appreciation	$40,839,140	$25,388,551	$30,154,639
Gross unrealized depreciation	(34,039,617)	(222,012,345)	(22,244,303)

Net unrealized appreciation (depreciation)	$6,799,523	$(196,623,794)	$7,910,336

9. Bank Borrowings:

HYT is party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to HYT. As of period end, HYT has not received any notice to terminate. HYT has granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for the following maximum commitment of $798,000,000 for HYT.

Advances will be made by SSB to the HYT, at HYT’s option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

82	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

In addition, HYT paid a facility fee and may pay a commitment fee (based on the daily unused portion of the commitments). The commitment fees are waived if HYT meet certain conditions. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs, if any. Advances to HYT as of February 29, 2016 are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

HYT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 29, 2016, the average amount of bank borrowings and the daily weighted average interest rates for HYT with loans under the revolving credit agreements were $579,956,044 and 1.04%.

10. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers of securities owned by the Trusts. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Trusts’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Trusts.

For OTC options purchased, the Trusts bear the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform, though the Trusts may be exposed to counterparty credit risk with respect to options written to the extent the Trusts deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trusts do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	83

Notes to Financial Statements (concluded)

Concentration Risk: Certain Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Trusts may invest in municipal bonds below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

HYT filed a final prospectus with the U.S. Securities and Exchange Commission (“SEC”) allowing it is issue an additional 10,425,000 Common Shares through an equity shelf program (a “Shelf Offering”). Under the Shelf Offering, HYT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above HYT’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). HYT has not issued any Common Shares through the Shelf Offering. Please see Additional Information — Shelf Offering Program for additional information about the Shelf Offering. Costs incurred by HYT in connection with the Shelf Offering are recorded as a deferred charge and amortized over 12 months.

BHK is authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. BKT is authorized to issue 200 million shares, par value $0.01, all of which were initially classified as Common Shares. HYT is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued shares to Preferred Shares without approval of Common Shareholders.

For the six months ended February 29, 2016, shares issued and outstanding remained constant for BHK, HYT and BKT. For the year ended August 31, 2015, shares issued and outstanding increased by 26,893,279 for BHK due to the reorganization for BHK and remained constant for HYT and BKT.

12. Contingencies:

In May 2015, the Motors Liquidation Company Avoidance Action Trust, as the Trust Administrator and Trustee of the General Motors bankruptcy estate, began serving amended complaints on defendants, which include former holders of certain General Motors debt (the “Debt”), in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. In addition to HYT, the lawsuit also names over five hundred other institutional investors as defendants, some of which are also managed by BlackRock Advisors, LLC or its affiliates. The plaintiffs are seeking an order that HYT and other defendants return proceeds received in 2009 in full payment of the principal and interest on the Debt. The holders received a full repayment of a term loan pursuant to a court order in the General Motors bankruptcy proceeding with the understanding that the Debt was fully secured at the time of repayment. The plaintiffs contend that HYT and other defendants were not secured creditors at the time of the 2009 payments and therefore not entitled to the payments in full. HYT cannot predict the outcome of the lawsuit, or the effect, if any, on HYT’s net asset value. As such, no liability for litigation related to this matter is reflected in the financial statements. Management cannot determine the amount of loss that will be realized by HYT but does not expect the loss to exceed the payment received in 2009. The amount of the proceeds received in 2009 is $3,528,671.

13. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend in the following amounts per share on March 31, 2016 to shareholders of record on March 15, 2016:

Common Dividend Per Share
BHK	$0.0710
HYT	$0.0700
BKT	$0.0265

Additionally, the Trusts declared a net investment income dividend on April 1, 2016 payable to Common Shareholders of record on April 15, 2016 for the same amounts noted above.

84	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

Barbara G. Novick, Interested Trustee

John M. Perlowski, Interested Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2015, Kathleen F. Feldstein and James T. Flynn retired as Trustees of the Trusts.

Effective March 1, 2016, Catherine A. Lynch was appointed to serve as a Trustee and a Member of the Audit Committee of the Trusts.

Effective April 1, 2016, Cynthia L. Egan was appointed to serve as a Trustee of the Trusts.

Effective April 29, 2016, Ron Sion and Matthew Kraeger became portfolio managers of BKT. The other portfolio managers are Akiva Dickstein and Thomas Musmanno.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC[1] New York, NY, 10022	Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116

[1]	For HYT.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	85

Additional Information

Trust Certification

The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

BHK and BKT do not make available copies of their respective Statements of Additional Information because each of BHK and BKT’s shares are not continuously offered, which means that BHK and BKT’s respective Statements of Additional Information have not been updated after the completion of BHK and BKT’s respective offerings and the information contained in BHK and BKT’s Statements of Additional Information may have become outdated.

HYT’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charter or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the Trusts’ electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

86	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time-to-time, each Trust may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Trust may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Trust’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Trust to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. Each Trust, other than HYT, has not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Trust Common Shares and is not a solicitation of an offer to buy Trust Common Shares. If a Trust files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Trust and should be read carefully before investing.

HYT has filed a final prospectus with the SEC in connection with its Shelf Offering. This report and the prospectus are not offers to sell HYT Common Shares or solicitations of an offer to buy HYT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus contains important information about HYT, including its investment objectives, risks, charges and expenses. Investors are urged to read the prospectus of HYT carefully and in its entirety before investing. A copy of the final prospectus for HYT can be obtained from BlackRock at http://www.blackrock.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	87

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEFBHK-2/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: May 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: May 2, 2016

3